SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 44 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46 [X]

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Ave, Ridgewood, NJ 07450

(Address of Principal Executive Offices)     (Zip Code)

(201) 389-6872

(Registrant's Telephone Number, including Area Code)

Robert C. Holderith

EGA Emerging Global Shares Trust

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on July 29, 2013 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares Beyond BRICs ETF	268461639	BBRC
EGShares Emerging Markets Domestic Demand ETF	268461621	EMDD

Prospectus

July 29, 2013

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares Beyond BRICs ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Index (the “Beyond BRICs Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 15, 2012 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Beyond BRICs Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Beyond BRICs Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), having a market capitalization of at least $100 million at the time of purchase. The

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Fund defines companies from Beyond BRICs countries as emerging market companies that are included in the Beyond BRICs Underlying Index at the time of purchase. Because the Beyond BRICs Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund intends to replicate the constituent securities of the Beyond BRICs Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Underlying Index is concentrated. The Beyond BRICs Underlying Index is a market capitalization weighted stock market index comprised of 50 leading companies that INDXX, LLC determines to be representative of all industries in emerging market countries, excluding Brazil, Russia, India and China. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Beyond BRICs Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

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Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EGShares Emerging Markets Domestic Demand ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Domestic Demand Index (the “Emerging Markets Domestic Demand Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 15, 2012 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Domestic Demand Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market domestic demand companies included in the Emerging Markets Domestic Demand Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Emerging Markets Domestic Demand Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase. The

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Emerging Markets Domestic Demand Underlying Index is a market capitalization weighted stock market index comprised of a representative sample of 50 emerging market companies in sectors INDXX, LLC determines may have greater exposure to local markets than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, although there is no guarantee that this result will be obtained. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The Fund defines domestic demand companies as companies that are included in the Emerging Markets Domestic Demand Underlying Index at the time of purchase and includes emerging market companies in the consumer goods, consumer services, healthcare, telecommunications and utilities industries.

The Fund intends to replicate the constituent securities of the Emerging Markets Domestic Demand Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Domestic Demand Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Domestic Demand Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Domestic Demand Underlying Index, the Fund may invest a portion of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which, in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Domestic Demand Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Domestic Demand Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Domestic Demand Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Domestic Demand Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

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Domestic Demand Concentration Because the Emerging Markets Domestic Demand Underlying Index is concentrated in the consumer goods, consumer services, healthcare, telecommunications and utilities industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Domestic Demand Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Beyond BRICs Companies. The EGShares Beyond BRICs ETF defines companies from “Beyond BRICs” countries as companies that are included in the Beyond BRICs Underlying Index. The Beyond BRICs Underlying Index is comprised of emerging market companies, excluding Brazilian, Russian, Indian and Chinese companies, that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income and frontier nations around the globe. Companies considered to be “Beyond BRICs” companies by the EGShares Beyond BRICs ETF include, but are not limited to, companies from the following countries: Bahrain, Bangladesh, Botswana, Bulgaria, Chile, Columbia, Crotia, Cyprus, Czech Republic, Egypt, Estonia, Hungary, Indonesia, Jordan, Kenya, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, the Philippines, Poland, Qatar, Romania, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Tunisia, Turkey, UAE and Vietnam.

Emerging Market Companies The EGShares Emerging Markets Domestic Demand ETF defines “Emerging Market” companies as companies that are included in the Emerging Markets Domestic Demand Underlying Index. The Emerging Markets Domestic Demand Underlying Index is comprised of Emerging Market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,025 or less) and high income countries ($12,476 or more). (Source: The World Bank). Companies considered to be “Emerging Market” companies by the EGShares Emerging Markets Domestic Demand ETF include, but are not limited to, companies from the following countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand and Turkey.

Underlying Index From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may, at times, purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

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Each Fund intends to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Subsidiary for the EGShares Emerging Markets Domestic Demand ETF). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in the discretion of Emerging Global Advisors, LLC (“EGA” or the “Adviser”) remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

The Emerging Markets Domestic Demand Underlying Index is comprised of publicly traded firms whose businesses are in the consumer goods, consumer services, healthcare, telecommunications and utilities sectors. In determining whether a publicly traded firm belongs to a specific sector, the Emerging Markets Domestic Demand Underlying Index relies on the INDXX Sectoral Classification System (“INDXXSC”), which is a detailed structure to classify companies as per the sector and subsectors. The process allocates companies to the sectors whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine its relevant sector.

Depositary Receipts ADRs are typically issued by a U.S. bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Mauritius Subsidiary The EGShares Emerging Markets Domestic Demand ETF may invest a portion of its assets in a Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India. Through this investment structure, the EGShares Emerging Markets Domestic Demand ETF obtains benefits under the tax treaty between Mauritius and India.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed

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principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds) Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.

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•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Mauritius Subsidiary (EGShares Emerging Markets Domestic Demand ETF) The EGShares Emerging Markets Domestic Demand ETF conducts its investment activities in India through its Subsidiary, which is a wholly- owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. Recently, however, general anti-avoidance rules (“GAAR”) have been introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. There can be no assurance that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment, or that the terms of the treaty between India and Mauritius will not be renegotiated in the future or subject to a different interpretation. Any change in the provisions of this treaty (for instance, by including a limitation of benefits clause), in its applicability to the Subsidiary, any assertion that the Subsidiary is in violation of GAAR when effective, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India, which could reduce the return to a Fund on its investments.

Small Cap and Mid Cap Companies (all Funds) Stocks of small and medium capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small and medium capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

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Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Domestic Demand Industries (EGShares Emerging Markets Domestic Demand ETF) The Fund may be adversely affected by increased price volatility of securities in the consumer goods, consumer services, healthcare, telecommunications and utilities industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. The global telecommunications market is characterized by increasing competition and government regulation. Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

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U.S. Government Securities U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. Each Fund currently does not participate in a securities lending program.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the 1933 Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C)

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of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2013, EGA had approximately $1,227 million in assets under discretionary management while serving as investment adviser to 22 operational series of the Trust. Under its investment advisory agreement with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses (the “Unified Fee”).

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Beyond BRICs ETF	0.85%
EGShares Emerging Markets Domestic Demand ETF	0.85%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders dated March 31, 2013.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008. Prior to that, Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

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HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

S&P Dow Jones Indices, its affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or any one else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are affected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing

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in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders; and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.”

At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how

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long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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MAURITIUS TAX STATUS

The EGShares Emerging Markets Domestic Demand ETF conducts its investment activities in India through its Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually. The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i)	Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.
(ii)	Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).
(iii)	Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to the Subsidiary.
(iv)	Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Recently, general anti-avoidance rules (“GAAR”) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. Any change in the Treaty’s application could have a material adverse effect on the returns of the Fund.

It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a

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permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the Subsidiary is less than 18.5% of its book profits, then the Subsidiary would be deemed to owe taxes of 18.5% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value is believed to have been materially affected by a significant event. Such events may

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include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not affect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing may result in using prices for those investments that differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc., an affiliate of the Distributor, provides the Trust with an Anti-Money Laundering Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

Each Underlying Index is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds and EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments. The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
INDXX Beyond BRICs Index	IBBRC
INDXX Emerging Markets Domestic Demand Index	IEMDD

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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DISCLAIMERS

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

The index universe (“Index Universe”) for the INDXX Beyond BRICs Index is defined as all publicly traded stocks domiciled in Beyond BRICs countries, such as Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, South Africa, Thailand and Turkey.

The Index Universe for the INDXX Emerging Markets Domestic Demand Index is defined as all publicly traded stocks domiciled in Emerging Market countries, such as Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand and Turkey. Emerging Market countries are categorized as emerging market countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the IMF.

Specific criteria related to individual indices are applied to the Index Universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange-traded funds, the market price of each Fund’s Shares is typically slightly higher or lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per Share NAV of the Funds and the market trading price of Shares of these Funds during various time periods is available by visiting the Funds’ website at www.egshares.com.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Financial Highlights

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Beyond BRICs ETF

For the Period August 15, 2012[1] Through March 31, 2013
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income[2]	0.17
Net realized and unrealized gain on investments and foreign currency translations	1.91
Total from investment operations	2.08
Distributions to shareholders:
Net investment income	(0.11)
Net asset value, end of period	$21.97
NET ASSET VALUE TOTAL RETURN[3]	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,688
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%[4]
Expenses, prior to expense reimbursements/waivers	2.43%[4]
Net investment income	1.26%[4]
Portfolio turnover rate	1%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

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Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Domestic Demand ETF (Consolidated)

For the Period August 15, 2012[1] Through March 31, 2013
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income[2]	0.13
Net realized and unrealized gain on investments and foreign currency translations	2.11
Total from investment operations	2.24
Distributions to shareholders:
Net investment income	(0.08)
Net asset value, end of period	$22.16
NET ASSET VALUE TOTAL RETURN[3]	11.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,216
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%[4]
Expenses, prior to expense reimbursements/waivers	4.53%[4]
Net investment income	1.02%[4]
Portfolio turnover rate	57%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global
Shares Trust

EGShares Beyond BRICs ETF

EGShares Emerging Markets
Domestic Demand ETF

PROSPECTUS

July 29, 2013

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2013

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in fifty nine separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca
EGShares Beyond BRICs ETF	268461639	BBRC
EGShares Emerging Markets Domestic Demand ETF	268461621	EMDD

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2013. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of fifty-nine separate non-diversified series, representing separate portfolios of investments. This SAI relates solely to the EGShares Beyond BRICs ETF and EGShares Emerging Markets Domestic Demand ETF.

The Funds are exchange-traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The EGShares Emerging Markets Domestic Demand ETF may invest its assets in a wholly owned subsidiary organized in the Republic of Mauritius (the “Subsidiary”), which, in turn, invests at least 90% of its assets in Indian securities. The Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund.  An “Expert Investor” is an investor such as the EGShares Emerging Markets Domestic Demand ETF who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Subsidiary has been incorporated as a Global Business Company and has been issued a Category 1 License by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this License, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Subsidiary are not protected by any statutory compensation arrangements in Mauritius in the event of the Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLTF Code”) issued by the Financial Services Commission of Mauritius, the Subsidiary or its agents will require every applicant for shares (such as the EGShares Emerging Markets Domestic Demand ETF) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent,

1

directly or indirectly, the proceeds of any crime.  The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLTF Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, the Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Investors such as the EGShares Emerging Markets Domestic Demand ETF should note specifically that the Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid.  Redemption proceeds will not be paid to a third-party account.

Each applicant for shares must acknowledge that the Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by the Subsidiary has not been provided by the applicant.

The EGShares Emerging Markets Domestic Demand ETF, as the sole shareholder of the Subsidiary, will satisfy all applicable requirements under the PMLTF Code in order to purchase and redeem shares of the Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

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Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ prospectus is available at the national securities exchange on which the Shares of a Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

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Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

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Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

The Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the

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seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Designated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Designated Assets.”) Such Designated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in

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combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.
(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.
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This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.
(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.
(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent. The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

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The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Fund, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens 66	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	59	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir 62	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	59	None

Jeffrey D. Haroldson 56	Trustee	Since 2009	Ridgewood Capital, LLC, President, since 2011; HDG Mansur Advisors Capital Group, LLC (international real estate company), President, 2004-2011.	59	None

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Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith (3) 52	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	59	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of fifty-nine Funds.
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450 52	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 – 2011; UBS (and its predecessor, PaineWebber), 1983 – 2009 (including various executive positions starting in 2001).

Susan Ciccarone ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 40	Principal Financial Officer and Treasurer	Since 2013

Emerging Global Advisors LLC, Member and Chief Financial Officer since August 2012. Goldman, Sachs & Co., Managing Director, Financial Institutions Group, 2009-2012. UBS Investment Bank, Executive Director, Director, Associate Director, 2002 – 2009.

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Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 36	Chief Compliance Officer	Since 2010

ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; Columbia ETF Trust, Chief Compliance Officer, since September 2010; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; Grail Advisors ETF Trust, Chief Compliance Officer, since September 2010; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2012, the Independent Trustees did not own any securities issued by EGA, the Distributor, or any company controlling, controlled by, or under common control with EGA or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2012 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	$50,001 - $100,000
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

Interested Trustee:
Robert C. Holderith	None	$10,001 - $50,000

As of December 31, 2012, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

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Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2013:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees
Independent Trustees:
Robert Willens	$16,750	$0	$16,750
Ron Safir	$14,250	$0	$14,250
Jeffrey D. Haroldson	$16,250	$0	$16,250
Interested Trustee:
Robert C. Holderith	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA an annual retainer of $15,000 plus $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended. The Trust pays the Audit Committee Chair an annual retainer of $10,000. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings during the period ended March 31, 2013.

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Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Board member compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2013.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

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 Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

As of June 28, 2013, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Name and Address	Percent Owned
EGShares Beyond BRICs ETF
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	18.49%

EGShares Emerging Markets Domestic Demand ETF
AEIS INC. 901 3RD AVE SOUTH MINNEAPOLIS MN 55474	7.98%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	20.65%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	17.10%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	28.82%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	9.45%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the sole investment adviser to the Funds.

The Adviser provides investment advisory services to each Fund pursuant to an amended and restated Investment Advisory Agreement dated March 1, 2013, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

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Effective April 1, 2013, EGA replaced the fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were obligated to pay these expenses through March 31, 2013, although EGA had entered into annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Net Assets

EGShares Beyond BRICs ETF	0.85%
EGShares Emerging Markets Domestic Demand ETF	0.85%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders dated March 31, 2013.

The advisory fees paid to ALPS by each Fund for the most recent fiscal year ended March 31 is set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Date of Commencement of Investment Operations

EGShares Beyond BRIC ETF	$3,897	August 15, 2012

EGShares Emerging Markets Domestic Demand ETF	$1,845	August 15, 2012

The sub-advisory fees paid to EGA by each Fund for the last fiscal year ended March 31 is set forth in the chart below.

Fund	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Date of Commencement of Investment Operations

EGShares Beyond BRIC ETF	$31,716	August 15, 2012

EGShares Emerging Markets Domestic Demand ETF	$14,356	August 15, 2012

For the fiscal year ended March 31, 2013, EGA waived fees or reimbursed expenses set forth in the table below.

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	2013
Fund	Fees Waived	Expenses Reimbursed	Date of Commencement of Investment Operations

EGShares Beyond BRIC ETF	N/A	$61,690	August 15, 2012
EGShares Emerging Markets Domestic Demand ETF	N/A	$66,916	August 15, 2012

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. As of March 31, 2013, Mr. Kang managed 20 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index. The 20 other EGA funds managed by Mr. Kang had, as of March 31, 2013, $1.1 billion in total assets under management. None of the Funds are subject to a performance fee.  Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.

As of the date of this SAI, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust. For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust made payments to BNY Mellon in the amounts of $1,365,491, $1,029,793 and $37,501, respectively, for administrative and accounting services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

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Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are notdistributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”)

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with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

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The aggregate brokerage commissions paid by each Fund for the fiscal year ended March 31, 2013 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2013	Date of Commencement of Investment Operations

EGShares Beyond BRIC ETF	$5,261	August 15, 2012

EGShares Emerging Markets Domestic Demand ETF	$5,418	August 15, 2012

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by EGA and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, EGA or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition,

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certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

Fund	Fiscal Year Ended March 31, 2013
EGShares Beyond BRICs ETF	1%*
EGShares Emerging Markets Domestic Demand ETF	57%#
*Not annualized. Fund commenced operations on August 15, 2012 #Not annualized. Fund commenced operations on August 15, 2012.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities

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certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering

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such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to EGA on the date of

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announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant) must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a

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permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component; plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
EGShares Beyond BRIC ETF	$1,000	$1,500
EGShares Emerging Markets Domestic Demand ETF	$1,000	$1,500

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

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Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to affect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s

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agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable

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closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2013 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Brazil
Jan. 1 Jan. 21 Feb. 11 Feb. 12 Mar. 28 Mar. 29	Apr. 1 Apr.2 May 1 June 20 June 21	July 9 Aug. 19 Oct. 14 Nov. 25 Dec. 25	Jan. 1 Feb. 11 Feb. 12 Mar. 29 May 1	May 30 Nov. 15 Dec. 25

Chile			China
Jan. 1 Mar. 29 May 1 May 21 July 16	Aug. 15 Sept. 19 Sept. 20 Oct. 31 Nov. 1	Dec. 25 Dec. 31	Jan 1. Jan. 2 Jan. 3 Feb. 11 Feb. 12 Feb. 13 Feb. 14 Feb. 15	Apr. 4 Apr. 5 Apr. 29 Apr. 30 May 1 June 10 June 11 June 12	Sept. 19 Sept. 20 Oct. 1 Oct. 2 Oct. 3 Oct. 4 Oct. 7

Colombia			Egypt The Egyptian market is closed every Friday.
Jan. 1 Jan. 7 Mar. 25 Mar. 28 Mar. 29 May 1	May 13 June 3 Jun10 July 1 Aug. 7	Aug. 19 Oct. 14 Nov. 4 Nov. 11 Dec. 25	Jan. 7 Jan. 24 Apr. 25 May 5 May 6	July 1 July 23 Aug. 8 Oct. 6 Oct. 14	Oct. 15 Oct. 16 Nov. 5

Hong Kong			Hungary
Jan. 1 Feb. 11 Feb. 12 Feb. 13 Mar. 29 Apr. 1	Apr. 4 May 1 May 17 June 12 July 1 Sept. 20	Oct. 1 Oct. 14 Dec. 25 Dec. 26	Jan. 1 Mar. 15 Apr. 1 May 1 May 20	Aug. 19 Aug. 20 Oct. 23 Nov. 1	Dec. 24 Dec. 25 Dec. 26 Dec. 27

India			Indonesia
Jan. 25 Mar. 27 Mar. 29 Apr. 19 Apr. 24	Aug. 9 Aug. 15 Aug. 28 Oct. 2 Oct. 16	Nov. 14 Dec. 25	Jan 1 Jan. 24 Mar. 12 Mar. 29 May 9	June 6 Aug. 5-9 Oct. 14-15 Nov. 5 Dec. 25-26	Dec. 31

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Jordan The Jordanian market is closed every Friday.			Kuwait The Kuwaiti market is closed every Friday.
Jan. 1 Jan. 10 Jan. 20 Jan. 23	May 2 Aug. 7-8 Oct. 14-17 Nov. 4	Dec. 25	Jan. 1 Jan. 24 Feb. 24-26 Jane 6	Aug. 7-8 Oct. 14-17 Nov. 15
Malaysia			Mauritius
Jan. 1 Jan. 24 Jan. 28 Feb. 1 Feb. 11-12	May 1 May 24 Aug. 8-9 Sept. 16 Oct. 15	Nov. 5 Dec. 25	Jan. 1-2 Feb. 1 Mar. 12 May 1 Aug. 9	Sept. 10 Nov. 1 Dec. 25
Mexico			Morocco
Jan. 1 Feb. 4 Mar. 18 Mar. 28-29 May 1	Sept. 16 Nov. 18 Dec. 12 Dec. 25		Jan. 1 Jan. 11 Jan. 24-25 May 1 July 30	Aug. 8-9 Aug. 14 Aug. 20-21 Oct. 15-16 Nov. 5-6	Nov. 18
Peru			Philippines
Jan. 1 Mar. 28-29 May 1 July 29	Aug. 30 Oct. 8 Nov. 1 Dec. 25		Jan. 1 Mar. 28-29 Apr. 0 May 1	May 14 June 12 Aug. 21 Aug. 26	Nov. 1 Dec. 24-25 Dec. 30-31
Poland			Russia
Jan. 1 Apr. 1 May 1 May 3	May 30 Aug. 5 Nov. 1 Nov. 11	Dec. 25-26	Jan. 1-4 Jan 7 Mar. 8 May 1-3	May 9-10 June 12 Nov. 4
Slovenia			South Africa
Jan. 1 Feb. 8 Mar. 29 Apr. 1	May 1 June 25 Aug. 15 Oct. 31	Nov. 1 Dec. 25-26	Jan. 1 Mar. 21 Mar. 29 Apr. 1	May 1 June 17 Aug. 9 Sept. 24	Dec. 16 Dec. 25-26
Thailand			Turkey
Jan. 1 Feb. 25 Apr. 8 Apr. 15-16 May 1	May 6 May 24 July 1 July 22, 2013 Aug. 12	Oct. 23 Dec. 5 Dec. 10 Dec. 31	Jan. 1 Apr. 23 May 1 Aug. 8-9 Aug. 30	Oct. 15-18 Oct. 29
United Kingdom			United States
Jan. 1 Mar. 29 Apr. 1 May 6 May 27	Aug. 26 Dec. 25-26		Jan. 1 Jan. 21 Feb. 18 Mar. 29 May 27	July 4 Sept. 2 Oct. 14 Nov. 11 Nov. 28	Dec. 25
Czech Republic
Jan. 1 Apr. 1 May 1	May 8 July 7 Oct. 28	Dec. 24-26

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a

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detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under

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current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover . For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future

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capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated

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investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term

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capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over -estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations; (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program; or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an

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individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income; or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or

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loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

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Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases

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uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax

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treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28%if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends . In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains; or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extendedor made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

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Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extendedor made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations; and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax . Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (FATCA) . Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

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Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and

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paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

disclaimer

The Underlying Indices are a product of INDXX, LLC (“INDXX”), and have been licensed for use. “INDXX” and the Underlying Indices are service marks of INDXX and have been licensed for use for certain purposes by EGA.

EGA's Funds based on the Underlying Indices are not sponsored, endorsed, sold or promoted by INDXX or its respective affiliates, and INDXX makes no representation regarding the advisability of trading in such product(s). Except as set forth below, INDXX and its respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of INDXX and of the Underlying Indices which is determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA. The intraday indicative value with respect to the Funds is calculated based on a formula and INDXX exercises no discretion and otherwise has no input as to the pricing of the Funds. INDXX is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX has no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating Underlying Indices. INDXX and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX and its respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, INDXX and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds. In addition, INDXX and its affiliates may trade financial products which are linked to the performance of the Underlying Indices. It is possible that this trading activity will affect the value of the Underlying Indices and the Funds.

INDXX AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND INDXX AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX AND EGA, OTHER THAN THE LICENSORS OF INDXX INDEXES.

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FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for their fiscal periods ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I. Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II. Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III. Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

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IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VII. EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.
(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
VIII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

IX. Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

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The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

X. Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund. EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC

PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

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A.	Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.	Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

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While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

Examples of non-routine matters are set forth below:

1.	Board and Management Issues :
a.	Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.
b.	Replacement. Proposals that make it more difficult to replace board members, including the following proposals:
•	To stagger the board;
•	To overweight company Management on the board;
•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));
•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.
c.	Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.
d.	Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management

2.	Compensation, Fees and Expenses: Proposals to increase compensation, fees or expenses applicable to the company’s owners.
3.	Voting Rights : Proposals that affect shareholder rights to vote, including proposals to:
•	Introduce unequal voting or dividend rights among the classes;
•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	Restrict the owners’ right to act by written consent; or
•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.
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4.	Takeover Defenses and Related Actions: Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:
•	Large increases in the amount of stock authorized but not issued;
•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);
•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and
•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.	Reincorporation: Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

6.	Debt Issuance and Pledging of Assets for Debt: Proposals relating to the issuance of debt, the pledging of assets for debt, or an increase in borrowing powers, including proposals which may:
•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	Increase in the company’s capital over the current outstanding capital.
7.	Mergers or Acquisitions
8.	Termination or Liquidation of the Company
9.	Social & Environmental Issues and Corporate Responsibility: Proposals relating to social and environmental issues, including proposals that:
•	Reduce discrimination and pollution,
•	Improve protections to minorities and disadvantaged classes,
•	Increase conservation of resources and wildlife,
•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,
•	Bar or restrict charitable contributions; or
•	Limit corporate political activities.
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C.	Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.	If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;
B.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;
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C.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and
D.	If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.
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EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares India Infrastructure ETF	268461845	INXX
EGShares China Infrastructure ETF	268461837	CHXX
EGShares Brazil Infrastructure ETF	268461829	BRXX
EGShares India Small Cap ETF	268461811	SCIN
EGShares China Mid Cap ETF	268461795	CHMC
EGShares Brazil Mid Cap ETF	268461787	BZMC

Prospectus
June 29, 2013

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares India Infrastructure ETF

Investment Objective

EGShares India Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Infrastructure Index (the “India Infrastructure Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The India Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian infrastructure companies included in the India Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indian medium

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to large capitalization infrastructure companies, which are defined by the India Infrastructure Underlying Index as emerging market companies that are domiciled in India and that have a market capitalization of at least $200 million at the time of purchase.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India Infrastructure Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

The Fund intends to replicate the constituent securities of the India Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India Infrastructure Underlying Index is concentrated. The India Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Infrastructure Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the India Infrastructure Underlying Index is concentrated in the infrastructure sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory

2

oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 27.90% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -19.66% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2013): -23.62%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (8/11/10)
Return Before Taxes	25.50%	-11.80%
Return After Taxes on Distributions	25.21%	-11.92%
Return After Taxes on Distributions and Sale of Fund Shares	16.84%	-9.91%
INDXX India Infrastructure Index (reflects no deduction for fees, expenses or taxes)	25.92%	-11.09%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

EGShares China Infrastructure ETF

Investment Objective

EGShares China Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX China Infrastructure Index (the “China Infrastructure Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the China Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The China Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese infrastructure companies included in the China Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Chinese medium to large capitalization infrastructure companies, which are defined by the China Infrastructure Underlying

5

Index as emerging market companies that are domiciled in China and that have a market capitalization of at least $200 million at the time of purchase.

The Fund intends to replicate the constituent securities of the China Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the China Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the China Infrastructure Underlying Index is concentrated. The China Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of China’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the China Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the China Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the China Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the China Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the China Infrastructure Underlying Index is concentrated in the infrastructure sector of China, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or

6

deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the China Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 20.72% (quarter ended December 31, 2012) and the Fund’s lowest quarterly return was -35.12% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -18.89%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (2/17/10)
Return Before Taxes	27.35%	-0.01%
Return After Taxes on Distributions	27.22%	-0.35%
Return After Taxes on Distributions and Sale of Fund Shares	18.19%	-0.14%
INDXX China Infrastructure Index (reflects no deduction for fees, expenses or taxes)	28.38%	2.12%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

EGShares Brazil Infrastructure ETF

Investment Objective

EGShares Brazil Infrastructure ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Infrastructure Index (the “Brazil Infrastructure Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Brazil Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Brazil Infrastructure Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian infrastructure companies included in the Brazil Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Brazilian medium to large capitalization infrastructure companies, which are defined by the Brazil Infrastructure Underlying

9

Index as emerging market companies that are domiciled in Brazil and that have a market capitalization of at least $200 million at the time of purchase.

The Fund intends to replicate the constituent securities of the Brazil Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Brazil Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Brazil Infrastructure Underlying Index is concentrated. The Brazil Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of Brazil’s infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Brazil Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Brazil Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Brazil Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Brazil Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the Brazil Infrastructure Underlying Index is concentrated in the infrastructure sector of Brazil, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or

10

deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Brazil Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

11

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 17.87% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -21.98% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -15.56%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (2/24/10)
Return Before Taxes	5.47%	5.03%
Return After Taxes on Distributions	4.35%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	3.85%	3.71%
INDXX Brazil Infrastructure Index (reflects no deduction for fees, expenses or taxes)	6.21%	6.98%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

EGShares India Small Cap ETF

Investment Objective

EGShares India Small Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Small Cap Index (the “India Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (“small cap”) companies included in the India Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indian small capitalization companies, which are defined by the India Small Cap Underlying Index as emerging market companies that are domiciled in India and that have a market capitalization between $100 million and $2 billion.

13

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs, based on the number of Indian securities that are included in the India Small Cap Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

The Fund intends to replicate the constituent securities of the India Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The India Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 75 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in India. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Small Cap Underlying Index, including the cost of buying and selling securities and maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

14

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Small Cap Companies Small capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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  Annual Total Return as of December 31
During the periods shown in the bar chart above the Fund’s highest quarterly return was 30.94% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -26.42% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2013): -26.48%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (7/7/10)
Return Before Taxes	35.98%	-10.50%
Return After Taxes on Distributions	35.84%	-10.62%
Return After Taxes on Distributions and Sale of Fund Shares	23.57%	-8.83%
INDXX India Small Cap Index (reflects no deduction for fees, expenses or taxes)	37.88%	-9.35

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EGShares China Mid Cap ETF

Investment Objective

EGShares China Mid Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX China Mid Cap Index (the “China Mid Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the China Mid Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Chinese medium market capitalization (“mid cap”) companies included in the China Mid Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund invests in Chinese medium capitalization companies, which are defined by the China Mid Cap Underlying Index as emerging market companies that are domiciled in China that trade on the exchanges of Hong Kong and the U.S. and have a market capitalization that is at least $200 million, but is lower than the 30th highest publicly traded company in China.

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The Fund intends to replicate the constituent securities of the China Mid Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the China Mid Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The China Mid Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of mid cap companies domiciled in China. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the China Mid Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the China Mid Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the China Mid Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the China Mid Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of

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countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the China Mid Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EGShares Brazil Mid Cap ETF

Investment Objective

EGShares Brazil Mid Cap ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Mid Cap Index (the “Brazil Mid Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other or extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Brazil Mid Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian medium market capitalization (“mid cap”) companies included in the Brazil Mid Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Brazilian medium capitalization companies, which are defined by the Brazil Mid Cap Underlying Index as emerging market companies that are domiciled in Brazil which have a market capitalization that is at least $200 million, but are lower than the 30th highest publicly traded company in Brazil.

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The Fund intends to replicate the constituent securities of the Brazil Mid Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Brazil Mid Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Brazil Mid Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of mid cap companies domiciled in Brazil. A free-float index is one that uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Brazil Mid Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Brazil Mid Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Brazil Mid Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Brazil Mid Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of

21

countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Mid Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Brazil Mid Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Emerging Market Companies Each Fund defines “emerging market” companies as companies that are included in its corresponding Underlying Index. Each Underlying Index is comprised of emerging market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,025 or less) and high income countries ($12,476 or more). (Source: The World Bank).

Underlying Index From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund intends to replicate the constituent securities of its Underlying Index as closely as possible using American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or ordinary local shares (including through a Mauritius Subsidiary for Funds investing in India). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in the discretion of Emerging Global Advisors, LLC (“EGA” or the “Adviser”), the Funds’ adviser, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration Each of the EGShares India Infrastructure ETF, EGShares Brazil Infrastructure ETF and EGShares China Infrastructure ETF will concentrate its investments within the infrastructure sector (i.e., hold 25% or more of its net assets) to approximately the same extent that its Underlying Index is concentrated.

Infrastructure investments generally include, among other industries and sectors, companies that conduct their business in construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunications services. In determining whether a publicly traded firm belongs to the infrastructure sector, each Underlying Index relies on the INDXX Sectoral Classification System, which is a detailed structure to classify companies as per the sector and subsector. The process allocates companies to the sector whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine whether it belongs to a particular sector.

All of the Funds will concentrate in other industries to the same extent as their corresponding Underlying Indices. For purposes of this limitation, securities of the U.S. government (including its agencies and

23

instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily net asset value (“NAV”).

Mauritius Subsidiaries The EGShares India Infrastructure ETF and EGShares India Small Cap ETF each invests substantially all of its assets in a Mauritius Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India. Through this investment structure, each Fund obtains benefits under the tax treaty between Mauritius and India.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the shares of each Fund (“Shares”) are exchange-traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another exchange-traded fund (“ETF”) or traditional mutual fund, or redeem its Shares at NAV.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

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Non-Diversification (all Funds) Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country, or capital and currency controls.
•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages, or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate

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compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Indian Securities (EGShares India Infrastructure ETF and EGShares India Small Cap ETF) The performance of the Funds is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect these Funds’ performance.

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in a Fund’s portfolio.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to a Fund.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect a Fund.

These Funds’ performance will be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, a Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for a Fund to effect service of process in India, and if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.

Agriculture occupies a prominent position in the Indian economy. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds. These and other factors could have a negative impact on a Fund’s performance.

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India has a substantial electricity deficit, which has led to frequent blackouts. Electricity demand growth has outpaced energy generation. The resulting shortages have lowered production and added to companies’ costs in India. The International Monetary Fund (“IMF”) notes that a major global financial shock would present serious funding and liquidity risks for India. A sovereign credit downgrade could severely complicate the financing of India’s current account deficit and debt refinancing. Failure to ease supply constraints, especially for power, could further weigh down growth. Should the government resort to expansionary fiscal policy, there could be a negative impact on inflation and India’s current account deficit.

Each of these Funds conducts its investment activities in India through its Mauritius Subsidiary, each of which is a wholly owned subsidiary of the respective Fund in the Republic of Mauritius. Each Mauritius Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. Each Mauritius Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. Recently, however, general anti-avoidance rules (“GAAR”) have been introduced in India the application of which might result in a Mauritius Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. There can be no assurance that the Mauritius Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment, or that the terms of the treaty between India and Mauritius will not be renegotiated in the future or subject to a different interpretation. Any change in the provisions of this treaty (for instance, by including a limitation of benefits clause), in its applicability to a Mauritius Subsidiary, any assertion that a Mauritius Subsidiary is in violation of GAAR when effective, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on a Mauritius Subsidiary by India, which could reduce the return to a Fund on its investments.

Chinese Securities (EGShares China Infrastructure ETF and EGShares China Mid Cap ETF) The performance of the Funds are closely tied to social, political, and economic conditions in China and may be more volatile than the performance of more geographically diversified funds. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital. Rapid fluctuations in inflation and interest rates may adversely affect the Chinese economy and securities markets, and thus adversely affect each Fund’s performance.

Although China has implemented significant economic reforms in recent years, there can be no guarantee that these reforms will continue, will be effective, or will not be reversed. Despite these reforms, the Chinese government continues to play a major role in economic policy. Heavy regulation of investments and industries could result in restrictions on foreign ownership of Chinese corporations and repatriation of assets.

The Chinese economy has grown rapidly in recent years, but there is no guarantee that this growth will be maintained. Exports have contributed significantly to its economic growth, but lower demand, imposition of trade barriers or economic downturns in China’s primary export markets could lower Chinese economic growth. Slowdowns in economic reforms, financial market development or efforts to address widespread corruption may also reduce the growth of the Chinese economy. According to the IMF, the robust growth in the Chinese economy has been heavily reliant on credit, eroding the strength of the financial sector, local government and corporate balance sheets. Further rapid growth of local government debts could raise the risk of a disorderly adjustment in local government spending. This could drag down growth, with adverse global spillovers, and potentially lead to disruptions in the provision of social spending due to the fact that a significant portion of education, health, and welfare spending is implemented by local governments.

According to the IMF, China’s domestic imbalances remain large. Since 2009, investment has been used to support domestic activity and offset the impact of external shocks. While this has had positive spillovers to global demand by increasing China’s imports, it has exacerbated the domestic imbalance between investment and consumption. There are signs that these imbalances are no longer worsening, but a decisive shift toward a more

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consumer-based economy has yet to occur. The government continues to introduce reforms to achieve the desired rebalancing to a more consumer-based economy.

The IMF has noted that the real estate market remains an important source of growth and employment. However, existing distortions make the market susceptible to large cyclical swings. On the supply side, local governments’ reliance on land sales for financing and real estate development for growth can lead to excess supply. On the demand side, the market is prone to bubbles since housing represents a uniquely appealing investment opportunity given real deposit interest rates that are close to zero, significant capital account restrictions, a history of robust capital gains, and favorable tax treatment. The measures put in place to limit real estate credit and speculative demand have helped, although price growth has picked-up again recently. An expansion in social housing, meanwhile, has helped sustain investment and address the need for low-cost housing. Real estate development could slow as the market matures, which could act as a drag to economic growth.

The IMF has noted the development of nontraditional finance in China. The migration of activity to less regulated parts of the system poses risks to financial stability. The rapid growth in some areas, notably the trust company and corporate bond sectors, raises questions about the adequacy of supervision and regulation, quality of underwriting standards, and pricing of risk. Moreover, the proliferation in alternative wealth management products (“WMPs”), managed by banks and securities companies, raises concerns that the composition of underlying asset pools is often opaque, maturity mismatches create liquidity risk, and investors perceive that most WMPs are implicitly guaranteed. Recent regulatory tightening, if strictly implemented, could reduce some of these risks, but does not fully address concerns about weak disclosure and moral hazard.

China remains under international pressure to relax its official currency exchange rates. The Chinese government maintains strict currency controls and regularly intervenes in currency markets. Although the yuan has historically traded in a tight range relative to the U.S. dollar, the yuan has appreciated against the U.S. dollar from June 2010 through July 2013. Relaxing currency management could further increase the value of the yuan relative to the U.S. dollar, although there is no guarantee that this will occur, and the Chinese government’s actions may not be transparent or predictable. As a result, the value of the yuan can change quickly and arbitrarily, and the yuan-dollar exchange rate may not move as expected. These factors may increase the volatility of the Fund’s NAV. Investment and trading restrictions limit access to securities markets in China, which may impact the availability, liquidity, and pricing of Chinese securities. As a result, the Fund’s returns could differ from those available to domestic investors in China. Brokerage commissions and other fees are generally higher in Chinese securities markets. The procedures and rules governing custody and transactions in China may delay payment, delivery or recovery of investments. In addition, the Underlying Indices exclude local Chinese shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

China has suffered significant natural disasters in the past, such as earthquakes, droughts and floods. These events have had, and could have in the future, a significant adverse effect on the Chinese economy, which could adversely affect the Fund.

Significant wealth disparity and uneven distribution of economic growth in China may result in civil unrest and violence. China is experiencing disagreements over its integration with Hong Kong, as well as ethnic, religious and nationalist tensions in Tibet and Xinjiang. Territorial disputes and other defense concerns have strained China’s international relations with several neighboring countries, including Japan, Taiwan and Vietnam. These situations may adversely affect the Chinese economy, resulting in sudden and significant investment losses.

Brazilian Securities (EGShares Brazil Infrastructure ETF and EGShares Brazil Mid Cap ETF) The performance of the Funds are closely tied to social, political, and economic conditions within Brazil and may be more volatile than the performance of more geographically diversified funds. Additionally, the Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on each Fund’s performance and increase the volatility of an investment in the Fund.

Each Fund’s performance will be affected by changes in value of the Brazilian real versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Brazilian real, an investment traded in the real will go down in value because it will be worth fewer U.S. dollars. Appreciation of the Brazilian real relative to

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the U.S. dollar or other currencies may also adversely affect the Brazilian economy to the extent it reduces exports. The Fund may also incur costs in connection with conversions between U.S. dollars and the Brazilian real.

Brazil depends heavily on international trade, and its economy is highly sensitive to fluctuations in international commodity prices and commodity markets. Brazil’s agricultural and mining sectors account for a large portion of its exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy, and therefore adversely impact the performance of the Fund. The IMF has noted that adverse developments in Europe and China (a major market for Brazilian commodity exports) could have a significant negative impact on the Brazilian financial sector and economy as a whole.

The Brazilian government exercises significant influence over the Brazilian economy, historically characterized by frequent and significant government intervention. The Brazilian government has in the past frequently changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Brazil’s outstanding government debt has in recent times been as high as 58% of gross domestic product, and it continues to experience significant government deficits and foreign debt. . In the event of significant imbalances in Brazil’s balance of payments, the Brazilian government may impose restrictions on foreign investment, such as limitations on payment of investment proceeds to foreign investors or on the conversion of the real into other currencies. These factors may have a significant effect on the value of securities issued by Brazilian companies, which in turn may adversely impact the performance of each Fund.

In recent years, Brazil has attracted increasingly large volumes of capital inflows. Sudden stops and reversals of such cash flows could affect the funding of financial institutions, induce exchange rate instability and impact the equity and derivatives markets (in which foreign investors account for a significant portion of trading).

The IMF has indicated that the condition of various foreign parent banks remains fragile. The financial condition of these banks could have contagious effects inside Brazil. The IMF has also noted that there are some signs of financial distress in parts of the household financial sector, where the average household debt service-to-income ratio in Brazil is high relative to that of its regional peers. In a cyclical downturn, some households could be pushed into further financial distress. In addition, there are some indications of rapid real estate appreciation in prime locations (in particular, Rio de Janeiro and Sao Paulo). The IMF has noted the risk of a large decline in real estate prices has increased.

Small and Mid-Cap Companies (all Funds) Stocks of small and medium capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small and medium capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

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Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. Each Fund currently does not participate in a securities lending program.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange and the listing requirements may be amended from time to time.

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PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the sole investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2013, EGA had approximately $1,227 million in assets under discretionary management while serving as investment adviser to 22 operational series of the Trust. Under its investment advisory agreement, EGA pays all of the ordinary operating expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses (the “Unified Fee”).

EGA will receive the following advisory fees from each of the Funds listed below:

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Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Brazil Infrastructure ETF	0.85%
EGShares China Infrastructure ETF	0.85%
EGShares India Infrastructure ETF	0.85%
EGShares India Small Cap ETF	0.85%
EGShares Brazil Mid Cap ETF	0.85%
EGShares China Mid Cap ETF	0.85%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders dated March 31, 2013.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008. Prior to that, Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

S&P Dow Jones Indices, its affiliates, sources and distribution agents (together, the “IIV Calculation Agent” shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential,

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arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are affected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders; and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Funds or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if

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such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

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Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

MAURITIUS TAX STATUS

Each of the EGShares India Infrastructure ETF and EGShares India Small Cap ETF conducts its investment activities in India through a Mauritius Subsidiary, each of which is a wholly owned subsidiary of the respective Fund. Each Mauritius Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, each Mauritius Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Mauritius Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. Each Mauritius Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Mauritius Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.

Each Mauritius Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, each Mauritius Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Funds outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, each Mauritius Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Mauritius Subsidiary to a Fund are exempt from Mauritius tax. Provided that each Mauritius Subsidiary does

35

not have a permanent establishment in India, the tax treatment in India of income derived by a Mauritius Subsidiary is as follows:

(i)	Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.
(ii)	Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty, the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).
(iii)	Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to each Mauritius Subsidiary.
(iv)	Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Mauritius Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that each Mauritius Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Funds. However, there can be no assurance that a Mauritius Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiaries was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Recently, general anti-avoidance rules (“GAAR”) were introduced in India the application of which might result in a Mauritius Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015 (and was deferred to 2014), remains unclear as of the date of this Prospectus. Any change in the Treaty’s application could have a material adverse effect on the returns of the Funds.

It is currently not clear whether income from each Mauritius Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to a Mauritius Subsidiary or a Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Mauritius Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Mauritius Subsidiary does not have a permanent establishment in India. Each Mauritius Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Mauritius Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Mauritius Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Mauritius Subsidiary is less than 18.5% of its book profits, then the Mauritius Subsidiary would be deemed to owe taxes of 18.5% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Mauritius Subsidiary and thus reduce the return to Fund shareholders.

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This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not affect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing may result in using prices for those investments that differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administration and accounting services agent, transfer agent and custodian.

ALPS Fund Services, Inc., an affiliate of the Distributor, provides the Trust with an Anti-Money Laundering Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

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Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

Each Underlying Index is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds or EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments.

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall have no liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

The Underlying Indices are free-float market capitalization weighted indices comprised of emerging market companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms across the developing world. Each Underlying Index is rebalanced annually. INDXX serves as the calculation agent for each Index. The value of each Index will be disseminated on a daily basis under the following tickers:

Underlying Indices	Ticker
INDXX India Infrastructure Index	IINXX
INDXX China Infrastructure Index	ICHXX
INDXX Brazil Infrastructure Index	IBRXX
INDXX India Small Cap Index	ISCIN
INDXX China Mid Cap Index	ICHMC
INDXX Brazil Mid Cap Index	IBZMC

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The index universe (“Index Universe”) for the Underlying Indices is defined as all publicly traded stocks domiciled in China, India or Brazil, as applicable. Specific criteria related to individual indices are applied to the Index Universe. The Index Universe for issues is subject to the following two exceptions: (i) Indian Companies in the Underlying India Indices must be traded on more than one exchange; and (ii) the Underlying China Indices exclude local China shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

Specific criteria related to individual indices are applied to the Index Universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of each Fund’s Shares is typically slightly higher or lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per Share NAV of the EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF and EGShares India Small Cap ETF and the market trading price of Shares of these Funds during various time periods is available by visiting the Funds’ website at www.egshares.com. The remainder of the Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-l under the 1940 Act (the “Rule 12b-1 Plan”). In accordance with its Rule 12b-l Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

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Financial Highlights

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Infrastructure ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period August 11, 2010[1] Through March 31, 2011
Net asset value, beginning of period	$14.99	$19.40	$20.00
Investment operations:
Net investment income[2]	0.07	0.06	0.01
Net realized and unrealized loss on investments and foreign currency translations	(2.60)	(4.39)	(0.61)
Total from investment operations	(2.53)	(4.33)	(0.60)
Distributions to shareholders:
Net investment income	(0.19)	(0.08)	—
Net asset value, end of period	$12.27	$14.99	$19.40
NET ASSET VALUE TOTAL RETURN[3]	(17.08)%	(22.19)%	(3.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,513	$60,703	$85,377
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	1.61%	1.69%	2.24%[4]
Net investment income	0.53%	0.39%	0.11%[4]
Portfolio turnover rate	24%	23%	9%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

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Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares China Infrastructure ETF

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period February 17, 2010[1] Through March 31, 2010
Net asset value, beginning of period	$16.40	$22.24	$20.78	$20.09
Investment operations:
Net investment income (loss)[2]	0.23	0.33	0.10	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency translations	1.13	(5.76)	1.49	0.71
Total from investment operations	1.36	(5.43)	1.59	0.69
Distributions to shareholders:
Net investment income	(0.24)	(0.41)	(0.13)	—
Net asset value, end of period	$17.52	$16.40	$22.24	$20.78
NET ASSET VALUE TOTAL RETURN[3]	8.16%	(24.35)%	7.69%	3.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,139	$12,303	$21,132	$6,235
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	2.45%	2.03%	2.89%	7.82%[4]
Net investment income (loss)	1.32%	1.75%	0.47%	(0.85)%[4]
Portfolio turnover rate	19%	12%	34%	1%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

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Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Brazil Infrastructure ETF

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period February 24, 2010[1] Through March 31, 2010
Net asset value, beginning of period	$24.21	$25.38	$20.55	$20.00
Investment operations:
Net investment income[2]	0.71	0.96	0.47	0.03
Net realized and unrealized gain (loss) on investments and foreign currency translations	(2.84)	(1.15)	4.67	0.52 [7]
Total from investment operations	(2.13)	(0.19)	5.14	0.55
Distributions to shareholders:
Net investment income	(0.82)	(0.98)	(0.31)	—
Net asset value, end of period	$21.26	$24.21	$25.38	$20.55
NET ASSET VALUE TOTAL RETURN[3]	(8.63)%	(0.04)%	25.16%	2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$79,739	$89,591	$83,760	$11,303
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.88%[5]	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	1.52%	1.51%	1.91%	5.67%[4]
Net investment income	3.31%	4.10%	2.09%	1.58%[4]
Portfolio turnover rate	30%	30%	35%	1%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	The ratio includes 0.03% for the period ended March 31, 2012 attributed to excise tax expense, which is outside the cap expense.
6	Not annualized.
7	The realized and unrealized gain or loss on investments and foreign currency transactions does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions and/or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.

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Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Small Cap ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period July 7, 2010[1] Through March 31, 2011
Net asset value, beginning of period	$14.39	$19.29	$20.00
Investment operations:
Net investment income (loss)[2]	0.10	0.14	(0.01)
Net realized and unrealized loss on investments and foreign currency translations	(1.94)	(4.88)	(0.68)
Total from investment operations	(1.84)	(4.74)	(0.69)
Distributions to shareholders:
Net investment income	(0.10)	(0.16)	(0.02)
Return of Capital	(—)[7]	—	—
Total Distribution	(0.10)	(0.16)	(0.02)
Net asset value, end of period	$12.45	$14.39	$19.29
NET ASSET VALUE TOTAL RETURN[3]	(12.87)%	(24.33)%	(3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,163	$26,616	$34,729
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.90	%[4][5]
Expenses, prior to expense reimbursements/waivers	2.09%	2.26%	3.12%[4]
Net investment income (loss)	0.76%	0.84%	(0.06)%[4]
Portfolio turnover rate	43%	125%	1%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	The ratio includes 0.05% for the period ended March 31, 2011 attributed to interest expense.
6	Not annualized.
7	Less than $(0.005).

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus (i.e., it is legally considered a part of this Prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room at the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

  EGA Emerging Global
Shares Trust

EGShares India Infrastructure ETF

EGShares China Infrastructure ETF

EGShares Brazil Infrastructure ETF

EGShares India Small Cap ETF

EGShares China Mid Cap ETF

EGShares Brazil Mid Cap ETF

PROSPECTUS

July 29, 2013

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2013

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in fifty-nine separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca

EGShares India Infrastructure ETF	268461845	INXX
EGShares China Infrastructure ETF	268461837	CHXX
EGShares Brazil Infrastructure ETF	268461829	BRXX
EGShares India Small Cap ETF	268461811	SCIN
EGShares China Mid Cap ETF	268461795	CHMC
EGShares Brazil Mid Cap ETF	268461787	BZMC

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2013. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus or Annual Report may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of fifty-nine separate non-diversified Funds.

The Funds are exchange-traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The EGShares India Infrastructure ETF and EGShares India Small Cap ETF (the “India Funds”) invest substantially all of their assets in wholly owned subsidiaries organized in the Republic of Mauritius (each, a “Mauritius Subsidiary”), which, in turn, invest at least 90% of their assets in Indian securities. Each Mauritius Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius. These Regulations provide that only “Expert Investors” may invest in the Expert Fund. An “Expert Investor” is an investor such as an India Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Mauritius Subsidiary has been incorporated as a Global Business Company and has been issued a Category 1 License by the Financial Services Commission of Mauritius. It must be distinctly understood that in issuing this License, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Mauritius Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Mauritius Subsidiary are not protected by any statutory compensation arrangements in the Republic of Mauritius in the event of the Mauritius Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLFT Code”) issued by the Financial Services Commission of Mauritius, a Mauritius Subsidiary or its agents will require every applicant for shares (such as an

1

India Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any crime. The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLFT Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, a Mauritius Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided. Investors such as an India Fund should note specifically that a Mauritius Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid. Redemption proceeds will not be paid to a third-party account.

Each applicant for shares must acknowledge that a Mauritius Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by a Mauritius Subsidiary has not been provided by the applicant.

Each India Fund, as the sole shareholder of each Mauritius Subsidiary, will satisfy all applicable requirements under the PMLFT Code in order to purchase and redeem shares of a Mauritius Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of the underlying index (each an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

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Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ Prospectus is available at the national securities exchange on which the Shares of a Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand

3

for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The

4

procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

Certain Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

5

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Designated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Designated Assets.”) Such Designated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts

6

provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

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INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)	Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

The investment restrictions set forth below for EGShares India Infrastructure ETF (“INXX”) are non-fundamental and may be changed without shareholder approval.  These investment restrictions do not apply with respect to INXX’s investments in India through its wholly owned Mauritius Subsidiary.

INXX may not:

(1)	Acquire voting securities of an issuer for the purpose of controlling or influencing management of the issuer.

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(2)	Acquire more than: (i) 10% of the outstanding non-voting equity securities of any one issuer; (ii) 10% of the outstanding debt securities issued by any one issuer; (iii) 10% of the outstanding money market instruments issued by any one issuer; or (iv) 25% of the outstanding shares of any one registered or unregistered investment company. The limits in (ii), (iii) and (iv) may be disregarded at the time of acquisition if, at that time, the gross amount of the debt securities or of the money market instruments, or the net amount of the investment company shares, cannot be calculated. This limitation does not apply to transferable securities and money market instruments that are issued or guaranteed by: (a) a member state of the European Union (“EU”) or its local authorities; (b) a member state of the Organization for Economic Cooperation and Development (“OECD”); (c) Singapore or Brazil; or (d) other public international organizations of which one or more EU member states are members.

(3)	Sell securities short, provided that this restriction shall not apply to short sales “against the box” (i.e., entering into short sales for portfolio securities that are held by INXX).

(4)	Acquire precious metals or related certificates evidencing ownership of precious metals, provided that this restriction shall not prevent INXX from investing in companies that directly or indirectly own, acquire or trade in precious metals.

(5)	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent INXX from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(6)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent INXX from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(7)	Borrow money, except that INXX may borrow for temporary purposes only (i.e., repaid within sixty days and not extended or renewed) and not for investment purposes, and in an amount not exceeding 5% of the value of its total assets at the time when the loan is made.

(8)	Make loans, except that this limitation does not apply to: (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments or loan participations in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(9)	Act as a guarantor for third-parties, except that INXX may from time to time enter into agreements with third parties containing provisions under which INXX may indemnify or hold harmless third-parties in certain circumstances, or pay specified liquidation amounts upon early termination or breach to third-parties.

(10)	Invest in the aggregate more than 10% of its net assets in the shares of other registered or unregistered investment companies.

In addition, in accordance with the Trust’s Declaration of Trust and subject to the right of the Board of Trustees in its discretion to allocate general liabilities as provided therein, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series of the Trust (such as INXX), shall be enforceable against the assets held with respect to that series only, and not against the assets of any other series or the Trust generally; and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other series of the Trust shall be enforceable against the assets held with respect to such series.

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Additional information about INXX’s investments is available in the Trust’s annual and semiannual reports to shareholders, which enable an assessment to be made of the assets and liabilities, income and operations of INXX over the reporting period.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent. The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with Fund counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Funds, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens 66	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January, 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	59	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir 62	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	59	None

Jeffrey D. Haroldson 56	Trustee	Since 2009	Ridgewood Capital, LLC, President, since 2011; HDG Mansur Advisors Capital Group, LLC (international real estate company), President, 2004-2011.	59	None

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Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) 52	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	59	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of fifty-nine funds.
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450 52	Executive Vice President	Since 2011	Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 – 2011; UBS (and its predecessor, PaineWebber), 1983 – 2009 (including various executive positions starting in 2001).

Susan Ciccarone ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 40	Principal Financial Officer, Treasurer	Since 2013	Emerging Global Advisors LLC, Member and Chief Financial Officer since August 2012. Goldman, Sachs & Co., Managing Director, Financial Institutions Group, 2009-2012. UBS Investment Bank, Executive Director, Director, Associate Director, 2002 – 2009.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 36	Chief Compliance Officer	Since 2010	ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; BPV Family of Funds Chief Compliance Officer since September 201l; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

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Share Ownership

As of December 31, 2012, the Independent Trustees did not own any securities issued by EGA, the Distributor, or any company controlling, controlled by, or under common control with EGA or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2012 is set forth in the chart below.

Name	Fund	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies

Independent Trustees:
Robert Willens		None	$50,001 – $100,000
Ron Safir		None	None
Jeffrey D. Haroldson		None	None

Interested Trustee:
Robert C. Holderith	EGShares China Infrastructure ETF	$10,001 – $50,000	$10,001 – $50,000

As of December 31, 2012, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

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Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2013:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees

Independent Trustees:
Robert Willens	$16,750	$0	$16,750
Ron Safir	$14,250	$0	$14,250
Jeffrey D. Haroldson	$16,250	$0	$16,250

Interested Trustee:
Robert C. Holderith	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA an annual retainer of $15,000 plus $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended. The Trust pays the Audit Committee Chair an annual retainer of $10,000. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings during the period ended March 31, 2013.

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Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review independent Board member compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2013.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules; the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

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Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

As of June 28, 2013, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Name and Address	Percent Owned
EGShares India Infrastructure ETF
MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST BALTIMORE MD 21231	9.97%

BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	69.69%

EGShares China Infrastructure ETF
MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST BALTIMORE MD 21231	7.34%

BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	19.38%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	14.87%

JPMC CLEAR 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	5.44%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	9.72%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	8.04%

EGShares Brazil Infrastructure ETF
BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	5.13%

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ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.47%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	7.49%

PERSHING ONE PERSHING PLAZA JERSEY CITY NJ 07399	11.42%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	8.63%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	21.21%

EGShares India Small Cap ETF
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	9.70%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	24.60%

MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST BALTIMORE MD 21231	5.74%

BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	14.13%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York NY 10011, is the sole investment adviser to all of the Funds.

The Adviser provides investment advisory services to each Fund pursuant to an amended and restated Investment Advisory Agreement dated March 1, 2013, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

Effective April 1, 2013, EGA replaced the fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating

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expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were obligated to pay these expenses through March 31, 2013, although EGA had entered into annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets

EGShares Brazil Infrastructure ETF	0.85%
EGShares China Infrastructure ETF	0.85%
EGShares India Infrastructure ETF	0.85%
EGShares India Small Cap ETF	0.85%
EGShares Brazil Mid Cap ETF	0.85%
EGShares China Mid Cap ETF	0.85%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

For the last three fiscal years ended March 31, advisory fees paid to ALPS by each Fund that had commenced investment operations as of the date of this SAI are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Advisory Fees Paid for the Fiscal Year Ended March 31, 2012	Advisory Fees Paid for the Fiscal Year Ended March 31, 2011	Date of Commencement of Investment Operations
EGShares China Infrastructure ETF	$11,796	$18,700	$22,626	February 17, 2010
EGShares Brazil Infrastructure ETF	$76,820	$85,307	$72,227	February 24, 2010
EGShares India Small Cap ETF	$22,224	$31,184	$16,967	July 7, 2010
EGShares India Infrastructure ETF	$55,263	$75,919	$18,201	August 11, 2010

For the last three fiscal years ended March 31, advisory and sub-advisory fees paid to EGA by each Fund that had commenced investment operations as of the date of this SAI are set forth in the chart below.

Fund	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2012	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2011	Date of Commencement of Investment Operations
EGShares China Infrastructure ETF	$100,590	$145,318	$92,480	February 17, 2010
EGShares Brazil Infrastructure ETF	$655,223	$670,098	$333,245	February 24, 2010
EGShares India Small Cap ETF	$203,181	$243,915	$113,855	July 7, 2010
EGShares India Infrastructure ETF	$471,495	$593,562	$178,565	August 11, 2010

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For the fiscal year ended March 31, 2013, EGA waived fees or reimbursed expenses set forth in the table below.

	2013
Fund	Fees Waived	Expenses Reimbursed	Date of Commencement of Investment Operations

EGShares China Infrastructure ETF	N/A	$209,361	February 17, 2010
EGShares Brazil Infrastructure ETF	N/A	$549,703	February 24, 2010
EGShares India Small Cap ETF	N/A	$301,274	July 7, 2010
EGShares India Infrastructure ETF	N/A	$445,524	August 11, 2010

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. As of March 31, 2013, Mr. Kang managed 18 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index. The 18 other EGA funds managed by Mr. Kang had, as of March 31, 2013, $1 billion in total assets under management. None of the Funds are subject to a performance fee. Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.

As of March 31, 2013, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust. For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust made payments to BNY Mellon in the amounts of $1,365,491, $1,029,793 and $37,501, respectively, for administrative services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

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Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commissions paid by each Fund that had commenced investment operations for the last three fiscal years ended March 31 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2013	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2012	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2011	Date of Commencement of Investment Operations
EGShares China Infrastructure ETF	$4,518	$3,662	$9,586	February 17, 2010
EGShares Brazil Infrastructure ETF	$48,463	$66,626	$98,035	February 24, 2010
EGShares India Small Cap ETF	$30,812	$98,002	$31,649	July 7, 2010
EGShares India Infrastructure ETF	$38,669	$47,757	$64,554	August 11, 2010

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Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by EGA and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, EGA or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

Fund	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011
EGShares India Infrastructure ETF	24%	23%	9%[1]
EGShares China Infrastructure ETF	19%	12%	34%[2]
EGShares Brazil Infrastructure ETF	30%	30%	35%[3]
EGShares India Small Cap ETF	43%	125%	1%[4]

1 Not annualized. Fund commenced operations on August 11, 2010.

2 Not annualized. Fund commenced operations on February 17, 2010.

3 Not annualized. Fund commenced operations on February 24, 2010.

4 Not annualized. Fund commenced operations on July 7, 2010.

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ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written

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confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

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A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to EGA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

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Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant) must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. For EGShares India Infrastructure ETF, EGShares China Infrastructure ETF and EGShares India Small Cap ETF, after 4:00 p.m., trades will continue to be accepted until 5:30 p.m., but will be priced at the next-calculated NAV. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the

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relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component; plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would

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have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of Fund counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee

EGShares India Infrastructure ETF	$1,000	$1,500
EGShares China Infrastructure ETF	$1,000	$1,500
EGShares Brazil Infrastructure ETF	$1,000	$1,500
EGShares India Small Cap ETF	$2,000	$3,750
EGShares China Mid Cap ETF	$1,000	$1,500
EGShares Brazil Mid Cap ETF	$1,000	$1,500

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

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Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to affect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time, of the value of the missing shares.

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The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the

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condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to EGA, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2013 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Brazil
Jan. 1 Jan. 21 Feb. 11 Feb. 12 Mar. 28 Mar. 29	Apr. 1 Apr.2 May 1 June 20 June 21	July 9 Aug. 19 Oct. 14 Nov. 25 Dec. 25	Jan. 1 Feb. 11 Feb. 12 Mar. 29 May 1	May 30 Nov. 15 Dec. 25
Chile			China
Jan. 1 Mar. 29 May 1 May 21 July 16	Aug. 15 Sept. 19 Sept. 20 Oct. 31 Nov. 1	Dec. 25 Dec. 31	Jan 1. Jan. 2 Jan. 3 Feb. 11 Feb. 12 Feb. 13 Feb. 14 Feb. 15	Apr. 4 Apr. 5 Apr. 29 Apr. 30 May 1 June 10 June 11 June 12	Sept. 19 Sept. 20 Oct. 1 Oct. 2 Oct. 3 Oct. 4 Oct. 7
Colombia			Egypt The Egyptian market is closed every Friday.
Jan. 1 Jan. 7 Mar. 25 Mar. 28 Mar. 29 May 1	May 13 June 3 Jun10 July 1 Aug. 7	Aug. 19 Oct. 14 Nov. 4 Nov. 11 Dec. 25	Jan. 7 Jan. 24 Apr. 25 May 5 May 6	July 1 July 23 Aug. 8 Oct. 6 Oct. 14	Oct. 15 Oct. 16 Nov. 5
Hong Kong			Hungary
Jan. 1 Feb. 11 Feb. 12 Feb. 13 Mar. 29 Apr. 1	Apr. 4 May 1 May 17 June 12 July 1 Sept. 20	Oct. 1 Oct. 14 Dec. 25 Dec. 26	Jan. 1 Mar. 15 Apr. 1 May 1 May 20	Aug. 19 Aug. 20 Oct. 23 Nov. 1	Dec. 24 Dec. 25 Dec. 26 Dec. 27

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India			Indonesia
Jan. 25 Mar. 27 Mar. 29 Apr. 19 Apr. 24	Aug. 9 Aug. 15 Aug. 28 Oct. 2 Oct. 16	Nov. 14 Dec. 25	Jan 1 Jan. 24 Mar. 12 Mar. 29 May 9	June 6 Aug. 5-9 Oct. 14-15 Nov. 5 Dec. 25-26	Dec. 31
Jordan The Jordanian market is closed every Friday.			Kuwait The Kuwaiti market is closed every Friday.
Jan. 1 Jan. 10 Jan. 20 Jan. 23	May 2 Aug. 7-8 Oct. 14-17 Nov. 4	Dec. 25	Jan. 1 Jan. 24 Feb. 24-26 Jane 6	Aug. 7-8 Oct. 14-17 Nov. 15
Malaysia			Mauritius
Jan. 1 Jan. 24 Jan. 28 Feb. 1 Feb. 11-12	May 1 May 24 Aug. 8-9 Sept. 16 Oct. 15	Nov. 5 Dec. 25	Jan. 1-2 Feb. 1 Mar. 12 May 1 Aug. 9	Sept. 10 Nov. 1 Dec. 25
Mexico			Morocco
Jan. 1 Feb. 4 Mar. 18 Mar. 28-29 May 1	Sept. 16 Nov. 18 Dec. 12 Dec. 25		Jan. 1 Jan. 11 Jan. 24-25 May 1 July 30	Aug. 8-9 Aug. 14 Aug. 20-21 Oct. 15-16 Nov. 5-6	Nov. 18
Peru			Philippines
Jan. 1 Mar. 28-29 May 1 July 29	Aug. 30 Oct. 8 Nov. 1 Dec. 25		Jan. 1 Mar. 28-29 Apr. 0 May 1	May 14 June 12 Aug. 21 Aug. 26	Nov. 1 Dec. 24-25 Dec. 30-31
Poland			Russia
Jan. 1 Apr. 1 May 1 May 3	May 30 Aug. 5 Nov. 1 Nov. 11	Dec. 25-26	Jan. 1-4 Jan 7 Mar. 8 May 1-3	May 9-10 June 12 Nov. 4
Slovenia			South Africa
Jan. 1 Feb. 8 Mar. 29 Apr. 1	May 1 June 25 Aug. 15 Oct. 31	Nov. 1 Dec. 25-26	Jan. 1 Mar. 21 Mar. 29 Apr. 1	May 1 June 17 Aug. 9 Sept. 24	Dec. 16 Dec. 25-26
Thailand			Turkey
Jan. 1 Feb. 25 Apr. 8 Apr. 15-16 May 1	May 6 May 24 July 1 July 22, 2013 Aug. 12	Oct. 23 Dec. 5 Dec. 10 Dec. 31	Jan. 1 Apr. 23 May 1 Aug. 8-9 Aug. 30	Oct. 15-18 Oct. 29
United Kingdom			United States
Jan. 1 Mar. 29 Apr. 1 May 6 May 27	Aug. 26 Dec. 25-26		Jan. 1 Jan. 21 Feb. 18 Mar. 29 May 27	July 4 Sept. 2 Oct. 14 Nov. 11 Nov. 28	Dec. 25
Czech Republic
Jan. 1 Apr. 1 May 1	May 8 July 7 Oct. 28	Dec. 24-26

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TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover . For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in

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any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund

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reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate

35

shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations; (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program; or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and

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federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income; or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the

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4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes,

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payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends . In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains; or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

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Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations; and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax . Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (FATCA) . Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

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Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the

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availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

The Underlying Indices are a product of INDXX, LLC (“INDXX”), and have been licensed for use.  “INDXX” and the Underlying Indices are service marks of INDXX and have been licensed for use for certain purposes by EGA.

EGA’s Funds based on the Underlying Indices are not sponsored, endorsed, sold or promoted by INDXX or its respective affiliates, and INDXX makes no representation regarding the advisability of trading in such product(s).  Except as set forth below, INDXX and its respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of INDXX and of the Underlying Indices which is determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA.  The intraday indicative value with respect to the Funds is calculated based on a formula and INDXX exercises no discretion and otherwise has no input as to the pricing of the Funds.  INDXX is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX has no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating Underlying Indices.  INDXX and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash.  INDXX and its respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.  Notwithstanding the foregoing, INDXX and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds.  In addition, INDXX and its affiliates may trade financial products which are linked to the performance of the Underlying Indices.  It is possible that this trading activity will affect the value of the Underlying Indices and the Funds.

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INDXX AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND INDXX AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX AND EGA, OTHER THAN THE LICENSORS OF INDXX INDEXES.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for their fiscal periods ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I. Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II. Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III. Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

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IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VII. EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.
(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
VIII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

IX. Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

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The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

X. Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund. EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC
PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

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A.	Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.	Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

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While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

Examples of non-routine matters are set forth below:

1.	Board and Management Issues :
a.	Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.
b.	Replacement. Proposals that make it more difficult to replace board members, including the following proposals:
•	To stagger the board;
•	To overweight company Management on the board;
•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));
•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.
c.	Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.
d.	Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.
2.	Compensation, Fees and Expenses : Proposals to increase compensation, fees or expenses applicable to the company’s owners.
3.	Voting Rights : Proposals that affect shareholder rights to vote, including proposals to:
•	Introduce unequal voting or dividend rights among the classes;
•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	Restrict the owners’ right to act by written consent; or
•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.
4.	Takeover Defenses and Related Actions : Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:
•	Large increases in the amount of stock authorized but not issued;
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•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);
•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and
•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.	Reincorporation : Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

6.	Debt Issuance and Pledging of Assets for Debt : Proposals relating to the issuance of debt, the pledging of assets for debt, or an increase in borrowing powers, including proposals which may:
•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	Increase in the company’s capital over the current outstanding capital.
7.	Mergers or Acquisitions
8.	Termination or Liquidation of the Company
9.	Social & Environmental Issues and Corporate Responsibility : Proposals relating to social and environmental issues, including proposals that:
•	Reduce discrimination and pollution,
•	Improve protections to minorities and disadvantaged classes,
•	Increase conservation of resources and wildlife,
•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,
•	Bar or restrict charitable contributions; or
•	Limit corporate political activities.
C.	Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any

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legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.	If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;
B.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;
C.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and
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D.	If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares Emerging Markets Core ETF	268461464	EMCR
EGShares Emerging Markets Core Dividend ETF	268461480	CRDV
EGShares Emerging Markets Core Balanced ETF	268461472	CRBL

Prospectus
July 29, 2013

THE U.S. SECURITIES AND EXCHANGE COMMISSION (the “SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

Fund Summaries

EGShares Emerging Markets Core ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the “Emerging Markets Core Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.70%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from October 16, 2012 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Core Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the Emerging Markets Core Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Emerging Markets Core Underlying Index, which may include small and medium capitalized

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companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $1 billion at the time of purchase. The Emerging Markets Core Underlying Index is a stock market index comprised of 116 leading companies that S&P Dow Jones Indices determines to be representative of all industries in emerging market countries. Component securities are equally weighted unless included in a country that is subject to the 15% country exposure cap, in which case the component securities in that country are weighted equally pro rata to the 15% cap.

The Fund intends to replicate the constituent securities of the Emerging Markets Core Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Core Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Core Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Core Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Core Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Core Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Core Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Core Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Emerging Markets Core Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those

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industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Core Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distribution generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EGShares Emerging Markets Core Dividend ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Dividend Index (the “Emerging Markets Core Dividend Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.70%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Core Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the Emerging Markets Core Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Emerging Markets Core Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $1 billion at the time of purchase. The Emerging Markets Core Dividend Underlying Index is a stock market index comprised of a representative sample of

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50 emerging market companies that S&P Dow Jones Indices determines to have a higher dividend yield than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Component securities are equally weighted unless included in a country that is subject to the 15% country exposure cap, in which case the component securities in that country are weighted equally pro rata to the 15% cap. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The components of the Emerging Markets Core Dividend Underlying Index will have also paid dividends consistently over the last three years. The Emerging Markets Core Dividend Underlying Index was developed to provide a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Core Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Core Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Core Dividend Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Core Dividend Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Core Dividend Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Core Dividend Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Core Dividend Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Emerging Markets Core Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

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Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Core Dividend Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The Emerging Markets Core Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distribution generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EGShares Emerging Markets Core Balanced ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Balanced Index (the “Emerging Markets Core Balanced Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Acquired Fund Fees and Expenses (2)	0.17%
Total Annual Fund Operating Expenses (3)	0.72%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Since the “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial highlights.
(3)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any) brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$56	$176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Core Balanced Underlying Index through investments in equity securities, including common shares traded on local exchanges, two ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities of issuers in emerging market countries). As a result, under normal circumstances the Fund will invest at least 80%

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of its net assets in emerging market securities, either directly or indirectly through the Underlying ETFs. The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the Emerging Markets Core Balanced Underlying Index, and generally expects to invest at least 95% of its net assets in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Average maturity means the average expected repayment date of the portfolio taking into account the maturity dates of the securities in the portfolio. The Underlying ETFs may invest, without limitation, in non-investment-grade fixed income securities. The Underlying ETFs may change, at any time, the average maturity, duration, and credit quality of the fixed income securities in which they invest. If the Emerging Markets Core Balanced Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality. The Fund will invest in the Underlying ETFs to the same extent as the Emerging Markets Core Balanced Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The Fund invests in the constituent emerging market companies and Underlying ETFs of the Emerging Markets Core Balanced Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $1 billion at the time of purchase. The Emerging Markets Core Balanced Underlying Index is a stock market index comprised of a representative sample of 50 emerging market companies and two Underlying ETFs that, as a portfolio, S&P Dow Jones Indices determines to have a higher dividend yield than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Component securities are equally weighted unless included in a country that is subject to the 15% country exposure cap, in which case the component securities in that country are weighted equally pro rata to the 15% cap. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The equity components of the Emerging Markets Core Balanced Underlying Index will have also paid dividends consistently over the last three years. The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs. The Emerging Markets Core Balanced Underlying Index was developed to provide a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Core Balanced Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Core Balanced Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Core Balanced Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

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Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Core Balanced Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Core Balanced Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Core Balanced Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Core Balanced Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Emerging Markets Core Balanced Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses. The risks of the Underlying ETFs include:

Call  During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit  The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Interest Rate  An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

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Non-Investment-Grade Securities  Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment-grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment-grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment  An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations  The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Core Balanced Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The Emerging Markets Core Balanced Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

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Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Emerging Market Companies Each Fund defines “Emerging Market” companies as companies that are included in its corresponding Underlying Index. The Underlying Indices are comprised of Emerging Market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,025 or less) and high income countries ($12,476 or more). (Source: The World Bank). Companies considered to be “Emerging Market” companies by the Funds include, but are not limited to, companies from the following countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand and Turkey.

Underlying Index From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund intends to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including, with respect to EGShares Emerging Markets Core ETF, through a Subsidiary) and, with respect to the EGShares Emerging Markets Core Balanced ETF, using investments in the Underlying ETFs that are included in the Emerging Markets Core Balanced Underlying Index. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in the discretion of Emerging Global Advisors, LLC (“EGA” or the “Adviser”) remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

The Emerging Markets Core Dividend Underlying Index and the equity portion of the Emerging Markets Core Balanced Underlying Index are comprised of publicly traded firms that, as a portfolio, have a higher dividend yield than the MSCI Emerging Markets Index. High dividend yield companies are those with high income (i.e., dividend) producing equity securities. The Underlying ETFs in the Emerging Markets Core Balanced Underlying Index are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

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Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Underlying ETFs (EGShares Emerging Markets Core Balanced ETF) The Underlying ETFs are themselves registered investment companies, the shares of which trade on a U.S. national securities exchange. The Underlying ETFs will track the performance of a securities index representing an asset class, sector or other market segment. The Underlying ETFs will typically be managed by a third-party not affiliated with EGA. Under normal market conditions, the Fund will purchase shares of the Underlying ETFs in the secondary markets. When the Fund invests in an Underlying ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETF’s expenses (including operating cost and management fees). The Fund will generally be required to pay higher expenses of an Underlying ETF if the Underlying ETF’s assets decline. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Underlying ETF.

Mauritius Subsidiaries The EGShares Emerging Markets Core ETF may invest a portion of its assets in a Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India. Through this investment structure, each Fund obtains benefits under the tax treaty between Mauritius and India.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities,

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especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds) Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
•	The current small size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of

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payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Mauritius Subsidiary (EGShares Emerging Markets Core ETF) The Fund conducts its investment activities in India through its Subsidiary, which is a wholly-owned subsidiary of the Fund in the Republic of Mauritius. The Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. The Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. Recently, however, general anti avoidance rules (“GAAR”) have been introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. There can be no assurance that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment, or that the terms of the treaty between India and Mauritius will not be renegotiated in the future or subject to a different interpretation. Any change in the provisions of this treaty (for instance, by including a limitation of benefits clause), in its applicability to the Subsidiary, any assertion that the Subsidiary is in violation of GAAR when effective, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on a Subsidiary by India, which could reduce the return to the Fund on its investments.

Small Cap and Mid Cap Companies (all Funds) Stocks of small and medium capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small and medium capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

High Dividend Yield (EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF) The Emerging Markets Core Dividend Underlying Index and Emerging Markets Core Balanced Underlying Index are comprised of, and the Funds invest in, securities of high dividend-paying (i.e., high income) companies. The Funds’ ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by a Fund. Changes in the dividend policies of companies held by a Fund could make it difficult for the Fund to provide a predictable level of income.

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Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

Risks of the Underlying ETFs (EGShares Emerging Markets Core Balanced ETF) Through its investments in the Underlying ETFs, the EGShares Emerging Markets Core Balanced ETF will be subject to the risks associated with the Underlying ETFs’ investments, except the Fund may have the benefit of additional diversification. While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the Underlying ETF, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities. In addition, certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The value of your investment in the Fund is based partially on the prices of the Underlying ETFs that the Fund purchases. In turn, the price of each Underlying ETF is based on the value of its securities. The prices of these securities change daily and each Underlying ETF’s performance reflects the risks of investing in a particular asset class or classes. The Underlying ETFs reflect the risks of investing in emerging market fixed income securities. An overview of the principal risks of the Underlying ETFs is provided below. The degree to which the risks described below apply to the Fund varies according to its asset allocation. The Fund’s particular asset allocation can have a significant effect on performance. Asset allocation risk is the risk that the selection of the Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected. A complete list of each Underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each Underlying ETF prior to investing in the Fund.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETFs which allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

As a result of its investment in the Underlying ETFs, the Fund is subject to a number of other risks that may affect the value of its Shares, including:

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit Risk. The Underlying ETFs are subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk. An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment-Grade Securities Risk. Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s® (a division of The McGraw-Hill Companies, Inc.) (“S&P”) and Fitch, Inc. (“Fitch”), “Baa3” by Moody’s® Investors Service, Inc. (“Moody’s”), or “BBBL” by Dominion Bond Rating Service Limited (“Dominion”)), or are unrated but considered to be below investment-grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities and unrated fixed income

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securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment-grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment Risk. An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations Risk. The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Underlying ETF’s ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to t that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and

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the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. Each Fund currently does not participate in a securities lending program.

Portfolio Turnover Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

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A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2013, EGA had approximately $1,227 million in assets under discretionary management while serving as investment adviser to 22 operational series of the Trust. Under its investment advisory agreement with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses (the “Unified Fee”).

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Emerging Markets Core ETF	0.70%
EGShares Emerging Markets Core Dividend ETF	0.70%
EGShares Emerging Markets Core Balanced ETF	0.55%

The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008. Prior to that, Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling

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Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

S&P Dow Jones Indices, its affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action take by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are affected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders; and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. The EGShares Emerging Markets Core ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. The EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF expect to declare and pay all of their net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (of the then applicable rate) if you fail to properly certify that you are not a U.S. person.

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MAURITIUS TAX STATUS

The EGShares Emerging Markets Core ETF conducts its investment activities in India through a Subsidiary, which is a wholly owned subsidiary of the Fund. The Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, the Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. The Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.

The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i)	Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.
(ii)	Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).
(iii)	Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to each Subsidiary.
(iv)	Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

The Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Recently, general anti avoidance rules (“GAAR”) were introduced in India the application of which might result in the Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. Any change in the Treaty’s application could have a material adverse effect on the returns of the Fund.

It is currently not clear whether income from the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a

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permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the Subsidiary is less than 18.5% of its book profits, then the Subsidiary would be deemed to owe taxes of 18.5% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser.

Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as

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when a security’s value is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not affect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing may result in using prices for those investments that will differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc., an affiliate of the Distributor, provides the Trust with an Anti-Money Laundering Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

Each Underlying Index is compiled by S&P Dow Jones Indices (“S&P Dow Jones Indices”). S&P Dow Jones Indices is not affiliated with the Funds, ALPS or EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with S&P Dow Jones Indices. S&P Dow Jones Indices or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments. The value of each Underlying Index will be disseminated under the following tickers:
Underlying Indices	Ticker
S&P Emerging Markets Core Index	SPEMCR
S&P Emerging Markets Core Dividend Index	SPCRDV
S&P Emerging Markets Core Balanced Index	SPCRBL

“S&P” is a service mark of S&P Dow Jones Indices and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. S&P Dow Jones Indices’ only relationship to EGA is the licensing of certain trademarks, trade names and service marks of S&P Dow Jones Indices and of the Underlying Indices, which are determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the Funds. S&P Dow Jones Indices has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination

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of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE S&P INDICES

The index universe (“Index Universe”) for the S&P Emerging Markets Core Index, S&P Emerging Markets Core Dividend Index and the S&P Emerging Markets Core Balanced Index is defined as all publicly traded stocks domiciled in Emerging Markets countries, including Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand and Turkey. The Index Universe for the S&P Emerging Markets Core Balanced Index also includes Underlying ETFs. Specific criteria related to individual indices are applied to the Index Universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange-traded funds, the market price of each Fund’s Shares is typically slightly higher or lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per Share NAV of the EGShares Emerging Markets Core ETF and the market trading price of the Shares of the Fund during various time periods is available by visiting the Fund’s website at www.egshares.com. The remainder of the Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the EGShares Emerging Markets Core ETF for the period of the Fund’s operations. The remainder of the Funds have not yet commenced operations and, therefore, do not have financial information. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Financial Highlights
EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Core ETF (Consolidated)

For the Period October 16, 2012[1] Through March 31, 2013
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income[2]	0.09
Net realized and unrealized gain on investments and foreign currency translations	0.82
Total from investment operations	0.91
Distributions to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$20.87
NET ASSET VALUE TOTAL RETURN[3]	4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,173
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.70%[4]
Expenses, prior to expense reimbursements/waivers	11.94%[4]
Net investment income	0.96%[4]
Portfolio turnover rate	3%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global
Shares Trust

EGShares Emerging Markets Core ETF

EGShares Emerging Markets
Core Dividend ETF

EGShares Emerging Markets
Core Balanced ETF

PROSPECTUS

July 29, 2013

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2013

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in fifty-nine separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca
EGShares Emerging Markets Core ETF	268461464	EMCR
EGShares Emerging Markets Core Dividend ETF	268461480	CRDV
EGShares Emerging Markets Core Balanced ETF	268461472	CRBL

Emerging Global Advisors, LLC (the “Adviser” or “EGA”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2013. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of fifty-nine separate non-diversified series, representing separate portfolios of investments. This SAI relates solely to the EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF.

The Funds are exchange-traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The EGShares Emerging Markets Core ETF may invest its assets in a wholly owned subsidiary organized in the Republic of Mauritius (the “Subsidiary”), which, in turn, invests at least 90% of its assets in Indian securities. The Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund.  An “Expert Investor” is an investor such as a Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Subsidiary has been incorporated as a Global Business Company and has been issued a Category 1 License by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this License, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Subsidiary are not protected by any statutory compensation arrangements in Mauritius in the event of the Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLTF Code”) issued by the Financial Services Commission of Mauritius, the Subsidiary or its agents will require every applicant for shares (such as the Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any

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crime.  The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLTF Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, the Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Investors such as a Fund should note specifically that the Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid.  Redemption proceeds will not be paid to a third-party account.

Each applicant for shares must acknowledge that the Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by the Subsidiary has not been provided by the applicant.

The Fund, as the sole shareholder of the Subsidiary, will satisfy all applicable requirements under the PMLTF Code in order to purchase and redeem shares of the Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

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Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units, after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ prospectus is available at the national securities exchange on which the Shares of a Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 of the 1933 Act is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

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Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

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Fixed Income Securities Risk

The EGShares Emerging Markets Core Balanced ETF invests in ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”). The Underlying ETF’s investments may include, but are not limited to, both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities, as well as investment-grade and non-investment-grade bonds. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. As a result of its investment in the Underlying ETFs, the EGShares Emerging Markets Core Balanced ETF is subject to a number of other risks that may affect the value of its Shares, including, but not limited to:

Asset Class Risk. Securities in an Underlying ETF’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, which may result in the Underlying ETF having to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Concentration Risk. To the extent that an Underlying ETF’s investments are concentrated in a particular issuer, region, country, market, industry or asset class, the Underlying ETF may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry or asset class.

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. An Underlying ETF’s portfolio may include below investment-grade bonds, which generally are subject to greater levels of credit risk than higher rated securities. There is the chance that any of an Underlying ETF’s holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Underlying ETF’s income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings.

Emerging Market Risk. The Underlying ETF’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which an Underlying ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Sovereign and Quasi-Sovereign Obligations Risk. An investment in sovereign or quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued by or guaranteed by a foreign sovereign government, and quasi-sovereign debt includes investments in securities issued by or guaranteed by an entity affiliated with or backed by a sovereign government. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying ETF may have limited recourse in the event of a default. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. Similar to other issuers, changes to the financial condition or credit rating of a non-U.S. government may cause the value of a sovereign debt, including treasury obligations to decline. During periods of economic uncertainty, the market prices of sovereign debt, may be more volatile than prices of U.S. debt obligations and may affect an Underlying ETF’s NAV. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations. In the

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past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. Several countries in which the Underlying ETFs invest have defaulted on their sovereign obligations in the past or encountered downgrades of their sovereign obligations, and those countries (or other countries) may default or risk further downgrades in the future. If an issuer of sovereign debt defaults on payments of principal and/or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Underlying ETF’s ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds to the government debtor, which may impair the debtor’s ability to service its debts on a timely basis.

Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which an Underlying ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, an Underlying ETF may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which an Underlying ETF will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as an Underlying ETF.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P and Fitch, “Baa3” by Moody’s, or “BBBL” by Dominion), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. In particular, high yield securities are often issued by smaller, less creditworthy countries and companies or by highly leveraged (indebted) countries and companies, which are generally less able than more financially stable countries and companies to make scheduled payments of interest and principal. If the issuer of non-investment-grade securities defaults, the Underlying ETF may incur additional expenses to seek recovery. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment-grade securities.

Interest Rate Risk. As interest rates rise, the value of a fixed income security held by an Underlying ETF is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent an Underlying ETF invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Underlying ETF’s investments to decline significantly.

Issuer Risk. Underlying ETF performance depends on the performance of individual securities to which an Underlying ETF has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

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Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an Underlying ETF’s returns because the Underlying ETF may be unable to transact at advantageous times or prices.

Management Risk. As an Underlying ETF may not fully replicate its respective underlying index, it is subject to the risk that the Underlying ETF’s adviser’s investment management strategy may not produce the intended results.

Market Risk. An Underlying ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. An Underlying ETF faces numerous market trading risks, including the potential lack of an active market for Underlying ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Underlying ETF’s shares trading at a premium or discount to NAV.

Non-Diversification Risk. An Underlying ETF may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying ETF’s performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Index Risk. Unlike many investment companies, each Underlying ETF does not utilize an investing strategy that seeks returns in excess of the Underlying ETF’s respective underlying index. Therefore, an Underlying ETF would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming.

Privately Issued Securities Risk. An Underlying ETF may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately issued securities are securities that have not been registered under the Securities Act and, as a result, are subject to legal restrictions on resale. Privately issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Underlying ETF.

Reliance on Trading Partners Risk. The Underlying ETFs invest in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on an Underlying ETF’s investments.

Securities Lending Risk. An Underlying ETF may engage in securities lending. Securities lending involves the risk that an Underlying ETF may lose money because the borrower of the Underlying ETF’s loaned securities fails to return the securities in a timely manner or at all. An Underlying ETF could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for an Underlying ETF.

Security Risk. Some countries and regions in which the Underlying ETFs invest have experienced security concerns. Incidents involving a country’s or region’s security may cause uncertainty in these markets and may adversely affect their economies and an Underlying ETF’s investments.

Structural Risk. The countries in which the Underlying ETFs invest may be subject to considerable degrees of economic, political and social instability.

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Non-Correlation Risk. An Underlying ETF’s return may not match the return of its respective underlying index for a number of reasons. For example, an Underlying ETF incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an Underlying ETF and the underlying index may vary due to asset valuation differences and differences between the Underlying ETF’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints. Because an Underlying ETF may employ a representative sampling strategy, the Underlying ETF may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The sales price an Underlying ETF could receive for a security may differ from the Underlying ETF’s valuation of the security and may differ from the value used by the Underlying ETF’s respective underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an Underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell the Underlying ETF’s shares.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

The Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up or down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset

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coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Designated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Designated Assets.”) Such Designated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations. In addition, the EGShares Emerging Markets Core Balanced ETF will invest pursuant to SEC orders granted to Underlying ETFs that allow it to invest in the Underlying ETFs, subject to various conditions.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

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Futures and Other Derivatives

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

An Underlying ETF may at times invest in certain futures, options and swap contracts. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund or Underlying ETF could lose more than the amount it invests. Many derivative transactions are entered into OTC (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s or Underlying ETF’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s or Underlying ETF’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s or Underlying ETF’s rights as a creditor (e.g., the Fund or Underlying ETF may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s or Underlying ETF’s derivative positions at any time.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

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Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.
(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.
(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.
(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

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MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent. The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens 66	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	59	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir 62	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	59	None

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Jeffrey D. Haroldson 56	Trustee	Since 2009	Ridgewood Capital, LLC, President, since 2011; HDG Mansur Advisors Capital Group, LLC (international real estate company), President, 2004-2011.	59	None

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Fund, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith (3) 52	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	59	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of fifty-nine funds.
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ adviser.
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Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450 52	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 – 2011; UBS (and its predecessor, PaineWebber), 1983 – 2009 (including various executive positions starting in 2001).

Susan Ciccarone ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 40	Principal Financial Officer, Treasurer	Since 2013	Emerging Global Advisors LLC, Member and Chief Financial Officer since August 2012. Goldman, Sachs & Co., Managing Director, Financial Institutions Group, 2009-2012. UBS Investment Bank, Executive Director, Director, Associate Director, 2002 – 2009.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 36	Chief Compliance Officer	Since 2010

ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; Columbia ETF Trust, Chief Compliance Officer, since September 2010; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; Grail Advisors ETF Trust, Chief Compliance Officer, since September 2010; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2012, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2012 is set forth in the chart below.

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	$50,001 – $100,000
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

Interested Trustee:
Robert C. Holderith	None	$10,001 – $50,000

As of December 31, 2012, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2013:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees
Independent Trustees:
Robert Willens	$16,750	$0	$16,750
Ron Safir	$14,250	$0	$14,250
Jeffrey D. Haroldson	$16,250	$0	$16,250
Interested Trustee:
Robert C. Holderith	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee, who is not affiliated with EGA, an annual retainer of $15,000 plus $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended. The Trust pays the Audit Committee Chair an annual retainer of $10,000. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore

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believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings during the period ended March 31, 2013.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review independent Board member compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2013.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules; the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

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EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

As of June 28, 2013, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Name and Address	Percent Owned
EGShares Emerging Markets Core ETF
MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	25.77%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	30.22%

PERSHING LLC ONE PERSHING PLAZA JERSEY CITY NJ 07399	27.87%

EDWARD D. JONES & CO. 12555 MANCHESTER ROAD ST LOUIS MO 63131	6.77%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, serves as the investment adviser to the Funds. Marten S. Hoekstra is the Chief Executive Officer of EGA.  Robert C. Holderith is the President of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

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The Adviser provides investment advisory services to each Fund pursuant to an amended and restated Investment Advisory Agreement dated March 1, 2013, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of each Fund’s securities portfolio. Pursuant to the Advisory Agreement, each of the EGShares Emerging Markets Core ETF and EGShares Emerging Markets Core Dividend ETF pays EGA a fee equal to 0.70% of the average daily net assets of the Fund. Pursuant to the Advisory Agreement, the EGShares Emerging Markets Core Balanced ETF pays EGA a fee equal to 0.55% of the average daily net assets of the Fund.

Effective April 1, 2013, EGA replaced the fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were obligated to pay these expenses through March 31, 2013, although EGA had entered into annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets

EGShares Emerging Markets Core ETF	0.70%
EGShares Emerging Markets Core Dividend ETF	0.70%
EGShares Emerging Markets Core Balanced ETF	0.55%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

The advisory fee paid to EGA by EGShares Emerging Markets Core ETF for the fiscal year ended March 31, 2013 is set forth in the chart below.

Fund	Advisory Fee Paid for the Fiscal Year Ended March 31, 2013	Date of Commencement of Investment Operations

EGShares Emerging Markets Core ETF	$5,378	October 16, 2012

For the fiscal year ended March 31, 2013, EGA waived fees or reimbursed expenses as set forth in the table below.

	2013
Fund	Fees Waived	Expenses Reimbursed	Date of Commencement of Investment Operations

EGShares Emerging Markets Core ETF	N/A	$87,238	October 16, 2012

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Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.
For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. As of March 31, 2013, Mr. Kang managed 21 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index. The 21 other EGA funds managed by Mr. Kang had, as of March 31, 2013, $1.1 billion in total assets under management. None of the Funds are subject to a performance fee. Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.

As of the date of this SAI, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust. For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust made payments to BNY Mellon in the amounts of $1,365,491, $1,029,793 and $37,501, respectively, for administrative and accounting services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Pursuant to the Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

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Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series' Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote

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of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commission paid by EGShares Emerging Markets Core ETF for the year ended March 31, 2013 is set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2013	Date of Commencement of Investment Operations

EGShares Emerging Markets Core ETF	$1,200	October 16, 2012

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

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Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

Fund	Fiscal Year Ended March 31, 2013
EGShares Emerging Markets Core ETF	3%*

* Not annualized. The Fund commenced operations on October 16, 2012.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

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On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and By-Laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC

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Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

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The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations (through an Authorized Participant) must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by

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4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

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The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
EGShares Emerging Markets Core ETF	$2,500	$5,000
EGShares Emerging Markets Core Dividend ETF	$3,000	$5,000
EGShares Emerging Markets Core Balanced ETF	$3,000	$5,000

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to affect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

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Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion,

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permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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The dates in calendar year 2013 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Brazil
Jan. 1 Jan. 21 Feb. 11 Feb. 12 Mar. 28 Mar. 29	Apr. 1 Apr.2 May 1 June 20 June 21	July 9 Aug. 19 Oct. 14 Nov. 25 Dec. 25	Jan. 1 Feb. 11 Feb. 12 Mar. 29 May 1	May 30 Nov. 15 Dec. 25

Chile			China
Jan. 1 Mar. 29 May 1 May 21 July 16	Aug. 15 Sept. 19 Sept. 20 Oct. 31 Nov. 1	Dec. 25 Dec. 31	Jan 1. Jan. 2 Jan. 3 Feb. 11 Feb. 12 Feb. 13 Feb. 14 Feb. 15	Apr. 4 Apr. 5 Apr. 29 Apr. 30 May 1 June 10 June 11 June 12	Sept. 19 Sept. 20 Oct. 1 Oct. 2 Oct. 3 Oct. 4 Oct. 7

Colombia			Egypt The Egyptian market is closed every Friday.
Jan. 1 Jan. 7 Mar. 25 Mar. 28 Mar. 29 May 1	May 13 June 3 Jun10 July 1 Aug. 7	Aug. 19 Oct. 14 Nov. 4 Nov. 11 Dec. 25	Jan. 7 Jan. 24 Apr. 25 May 5 May 6	July 1 July 23 Aug. 8 Oct. 6 Oct. 14	Oct. 15 Oct. 16 Nov. 5

Hong Kong			Hungary
Jan. 1 Feb. 11 Feb. 12 Feb. 13 Mar. 29 Apr. 1	Apr. 4 May 1 May 17 June 12 July 1 Sept. 20	Oct. 1 Oct. 14 Dec. 25 Dec. 26	Jan. 1 Mar. 15 Apr. 1 May 1 May 20	Aug. 19 Aug. 20 Oct. 23 Nov. 1	Dec. 24 Dec. 25 Dec. 26 Dec. 27
India			Indonesia
Jan. 25 Mar. 27 Mar. 29 Apr. 19 Apr. 24	Aug. 9 Aug. 15 Aug. 28 Oct. 2 Oct. 16	Nov. 14 Dec. 25	Jan 1 Jan. 24 Mar. 12 Mar. 29 May 9	June 6 Aug. 5-9 Oct. 14-15 Nov. 5 Dec. 25-26	Dec. 31
Jordan The Jordanian market is closed every Friday.			Kuwait The Kuwaiti market is closed every Friday.
Jan. 1 Jan. 10 Jan. 20 Jan. 23	May 2 Aug. 7-8 Oct. 14-17 Nov. 4	Dec. 25	Jan. 1 Jan. 24 Feb. 24-26 Jane 6	Aug. 7-8 Oct. 14-17 Nov. 15

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Malaysia			Mauritius
Jan. 1 Jan. 24 Jan. 28 Feb. 1 Feb. 11-12	May 1 May 24 Aug. 8-9 Sept. 16 Oct. 15	Nov. 5 Dec. 25	Jan. 1-2 Feb. 1 Mar. 12 May 1 Aug. 9	Sept. 10 Nov. 1 Dec. 25
Mexico			Morocco
Jan. 1 Feb. 4 Mar. 18 Mar. 28-29 May 1	Sept. 16 Nov. 18 Dec. 12 Dec. 25		Jan. 1 Jan. 11 Jan. 24-25 May 1 July 30	Aug. 8-9 Aug. 14 Aug. 20-21 Oct. 15-16 Nov. 5-6	Nov. 18
Peru			Philippines
Jan. 1 Mar. 28-29 May 1 July 29	Aug. 30 Oct. 8 Nov. 1 Dec. 25		Jan. 1 Mar. 28-29 Apr. 0 May 1	May 14 June 12 Aug. 21 Aug. 26	Nov. 1 Dec. 24-25 Dec. 30-31
Poland			Russia
Jan. 1 Apr. 1 May 1 May 3	May 30 Aug. 5 Nov. 1 Nov. 11	Dec. 25-26	Jan. 1-4 Jan 7 Mar. 8 May 1-3	May 9-10 June 12 Nov. 4
Slovenia			South Africa
Jan. 1 Feb. 8 Mar. 29 Apr. 1	May 1 June 25 Aug. 15 Oct. 31	Nov. 1 Dec. 25-26	Jan. 1 Mar. 21 Mar. 29 Apr. 1	May 1 June 17 Aug. 9 Sept. 24	Dec. 16 Dec. 25-26
Thailand			Turkey
Jan. 1 Feb. 25 Apr. 8 Apr. 15-16 May 1	May 6 May 24 July 1 July 22, 2013 Aug. 12	Oct. 23 Dec. 5 Dec. 10 Dec. 31	Jan. 1 Apr. 23 May 1 Aug. 8-9 Aug. 30	Oct. 15-18 Oct. 29
United Kingdom			United States
Jan. 1 Mar. 29 Apr. 1 May 6 May 27	Aug. 26 Dec. 25-26		Jan. 1 Jan. 21 Feb. 18 Mar. 29 May 27	July 4 Sept. 2 Oct. 14 Nov. 11 Nov. 28	Dec. 25
Czech Republic
Jan. 1 Apr. 1 May 1	May 8 July 7 Oct. 28	Dec. 24-26

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

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This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund

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is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover . For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers

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(including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Investment in Underlying Funds. If the Fund invests in underlying funds, distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. The Fund generally will not be able to currently offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless the Fund is a qualified fund of funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-Through of Foreign Tax Credits” below); (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund; and (c) dividends paid by the Fund from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, U.S. Government Securities” below). However, the Fund is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations” below). A qualified fund of funds, i.e. a Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits; and (b) exempt-interest dividends.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated

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investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

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Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations; (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program; or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations . For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide

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you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities . Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund invests in underlying funds, see, Taxation of the Fund – Investment in Underlying Funds” above.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income; or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

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Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If

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a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
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•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends . In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains; or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the

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Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations; and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax . Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (FATCA) . Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, the EGShares Emerging Markets Core ETF expects to declare and pay all of its investment income, if any, to shareholders as dividends annually. Each of the EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

The Underlying Indices are a product of S&P Dow Jones Indices, LLC (“S&P Dow Jones Indices”), and have been licensed for use. “S&P Dow Jones” and the Underlying Indices are service marks of S&P Dow Jones Indices and have been licensed for use for certain purposes by EGA.

EGA’s Funds based on the Underlying Indices are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices or its respective affiliates, and S&P Dow Jones Indices makes no representation regarding the advisability of trading in such product(s). Except as set forth below, S&P Dow Jones Indices and its respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P Dow Jones Indices and

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of the Underlying Indices which is determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the Funds. S&P Dow Jones Indices calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA. The intraday indicative value with respect to the Funds is calculated based on a formula and S&P Dow Jones Indices exercises no discretion and otherwise has no input as to the pricing of the Funds. S&P Dow Jones Indices is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Dow Jones Indices has no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating Underlying Indices. S&P Dow Jones Indices and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Dow Jones Indices and its respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, S&P Dow Jones Indices and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds. In addition, S&P Dow Jones Indices and its affiliates may trade financial products which are linked to the performance of the Underlying Indices. It is possible that this trading activity will affect the value of the Underlying Indices and the Funds.

S&P DOW JONES INDICES AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES INDICES AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES INDICES AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. S&P DOW JONES INDICES AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES INDICES OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND EGA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES’ INDEXES.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for their fiscal periods ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I.	Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II.	Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III.	Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

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IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VII. EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.
3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
VIII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.
IX.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of

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Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

X.	Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund. EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC

PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

a.                   Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they

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do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

b.                   Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

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Examples of non-routine matters are set forth below:

(i)                  Board and Management Issues:

                        Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.

                        Replacement. Proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;
•	To overweight company Management on the board;
•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));
•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.

                        Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

                        Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.

(ii)                Compensation, Fees and Expenses: Proposals to increase compensation, fees or expenses applicable to the company’s owners.

(iii)              Voting Rights: Proposals that affect shareholder rights to vote, including proposals to:

•	Introduce unequal voting or dividend rights among the classes;
•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	Restrict the owners’ right to act by written consent; or
•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

(iv)              Takeover Defenses and Related Actions: Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:

•	Large increases in the amount of stock authorized but not issued;
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•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);
•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and

•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

(v)                Reincorporation: Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

(vi)              Debt Issuance and Pledging of Assets for Debt: Proposals relating to the issuance of debt, the pledging of assets for debt, or an increase in borrowing powers, including proposals which may:

•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	Increase in the company’s capital over the current outstanding capital.

(vii)            Mergers or Acquisitions

(viii)          Termination or Liquidation of the Company

(ix)              Social & Environmental Issues and Corporate Responsibility: Proposals relating to social and environmental issues, including proposals that:

•	Reduce discrimination and pollution,
•	Improve protections to minorities and disadvantaged classes,
•	Increase conservation of resources and wildlife,

•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,
•	Bar or restrict charitable contributions; or
•	Limit corporate political activities.

c.                    Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not

B-4

limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s

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Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares GEMS Composite ETF	268461100	AGEM
EGShares Basic Materials GEMS ETF	268461209	LGEM
EGShares Consumer Goods GEMS ETF	268461308	GGEM
EGShares Consumer Services GEMS ETF	268461407	VGEM
EGShares Energy GEMS ETF	268461860	OGEM
EGShares Financials GEMS ETF	268461506	FGEM
EGShares Health Care GEMS ETF	268461605	HGEM
EGShares Industrials GEMS ETF	268461704	IGEM
EGShares Technology GEMS ETF	268461803	QGEM
EGShares Telecom GEMS ETF	268461886	TGEM
EGShares Utilities GEMS ETF	268461878	UGEM
EGShares Emerging Markets Metals & Mining ETF	268461852	EMT
EGShares Emerging Markets Consumer ETF	268461779	ECON

Prospectus
July 29, 2013

THE U.S. SECURITIES AND EXCHANGE COMMISSION (the “SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares GEMS Composite ETF

Investment Objective

EGShares GEMS Composite ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM (the “Composite Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.75%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Composite Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of emerging market companies included in the Fund’s Composite Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Composite Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Composite Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Composite Underlying Index is concentrated. The Composite Underlying Index is comprised of a representative sample of 100 Emerging Markets companies deemed to be the 10 leading companies in each of the 10 “Industries” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Composite Underlying Index ranged from US$1.0 billion to US$57.9 billion, with an average of US$12.3 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Composite Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Composite Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Composite Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Composite Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Composite Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Composite Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Composite Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 13.96% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -23.34% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -9.85%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (7/22/09)
Return Before Taxes	12.56%	5.98%
Return After Taxes on Distributions	12.55%	5.74%
Return After Taxes on Distributions and Sale of Fund Shares	8.74%	5.16%
Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM (reflects no deduction for fees, expenses or taxes)	13.51%	7.95%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Basic Materials GEMS ETF

Investment Objective

EGShares Basic Materials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM (the “Basic Materials Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Basic Materials Underlying Index includes companies whose businesses involve: chemicals, forestry and paper, industrial metals and mining and mining.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets basic materials companies that are included in the Fund’s Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is comprised of publicly traded firms in the “Basic Materials Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Basic Materials Underlying Index ranged from US$0.5 billion to US$5.8 billion, with an average of US$2.0 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Basic Materials Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Basic Materials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Basic Materials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration Because the Basic Materials Underlying Index is concentrated in the basic materials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Basic Materials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 10.65% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -13.08% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -35.99%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	4.89%	-15.80%
Return After Taxes on Distributions	4.16%	-16.45%
Return After Taxes on Distributions and Sale of Fund Shares	3.94%	-13.48%
Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	4.70%	-15.89%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Consumer Goods GEMS ETF

Investment Objective

EGShares Consumer Goods GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM (the “Consumer Goods Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Goods Underlying Index includes companies whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods and tobacco.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Goods companies that are included in the Fund’s Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Goods Underlying Index is concentrated. The Consumer Goods Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Consumer Goods Underlying Index ranged from US$1.0 billion to US$10.0 billion, with an average of US$3.2 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Goods Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Goods Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Goods Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Goods Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Goods Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration Because the Consumer Goods Underlying Index is concentrated in the consumer goods industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Goods Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 9.80% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -3.76% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -0.08%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	18.69%	13.10%
Return After Taxes on Distributions	18.55%	12.89%
Return After Taxes on Distributions and Sale of Fund Shares	12.42%	11.19%
Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	19.85%	13.57%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Consumer Services GEMS ETF

Investment Objective

EGShares Consumer Services GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM (the “Consumer Services Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Services Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Services Underlying Index includes companies whose businesses involve: food and drug retail, general retail, media and travel and leisure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Services companies that are included in the Fund’s Consumer Services Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Consumer Services Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Services Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Services Underlying Index is concentrated. The Consumer Services Underlying Index is comprised of publicly traded firms in the “Consumer Services Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Consumer Services Underlying Index ranged from US$0.6 billion to US$6.7 billion, with an average of US$2.3 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Services Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Services Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Services Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Services Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Services Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Services Concentration Because the Consumer Services Underlying Index is concentrated in the consumer services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Services Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 15.88% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -8.53% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -4.15%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	22.27%	6.60%
Return After Taxes on Distributions	22.23%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares	14.57%	5.63%
Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	22.60%	6.86%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Energy GEMS ETF

Investment Objective

EGShares Energy GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (the “Energy Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Energy Underlying Index includes companies whose businesses involve: oil and gas production; oil equipment, services and distribution; and alternative energy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Energy companies that are included in the Fund’s Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is comprised of publicly traded firms in the “Oil and Gas Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Energy Underlying Index ranged from US$0.7 billion to US$38.9 billion, with an average of US$13.8 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Energy Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Energy Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Energy Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Energy Concentration Because the Energy Underlying Index is concentrated in the oil and gas industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Energy Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 14.25% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -23.10% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -14.80

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (5/21/09)
Return Before Taxes	12.55%	6.20%
Return After Taxes on Distributions	12.90%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	9.42%	5.47%
Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	14.73%	6.28%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Financials GEMS ETF

Investment Objective

EGShares Financials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Financials Titans 30 IndexSM (the “Financials Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Financials Underlying Index includes companies whose businesses involve: banks, nonlife insurance, life insurance, real estate investment and services, real estate investment trusts, financial services, equity investment instruments and non-equity investment instruments.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Financials companies that are included in the Fund’s Financials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Financials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Financials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financials Underlying Index is concentrated. The Financials Underlying Index is comprised of publicly traded firms in the “Financials Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the float-adjusted market capitalization of companies included in the Financials Underlying Index ranged from US$3.3 billion to US$32.5 billion, with an average of US$10.7 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Financials Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Financials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Financials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Financials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Financials Concentration Because the Financials Underlying Index is concentrated in the financial industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the financial industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Financials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 21.10% (quarter ended September 30, 2010) and the Fund’s lowest quarterly return was -27.86% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -10.58%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (9/16/09)
Return Before Taxes	23.58%	4.55%
Return After Taxes on Distributions	23.54%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares	16.10%	3.94%
Dow Jones Emerging Markets Financials Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	24.45%	5.25%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Health Care GEMS ETF

Investment Objective

EGShares Health Care GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Health Care Titans 30 IndexSM (the “Health Care Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Health Care Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Health Care Underlying Index includes companies whose businesses involve: healthcare equipment and services, and pharmaceuticals and biotechnology.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Health Care companies that are included in the Fund’s Health Care Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Health Care Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Health Care Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Health Care Underlying Index is concentrated. The Health Care Underlying Index is comprised of publicly traded firms in the “Health Care Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Health Care Underlying Index ranged from US$0.4 billion to US$6.6 billion, with an average of US$1.9 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Health Care Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Health Care Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Health Care Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Health Care Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Health Care Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Health Care Concentration Because the Health Care Underlying Index is concentrated in the healthcare industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Health Care Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 16.33% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -1.99% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): 6.88%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	33.94%	6.54%
Return After Taxes on Distributions	33.91%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares	22.12%	5.57%
Dow Jones Emerging Markets Health Care Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	35.04%	7.53%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Industrials GEMS ETF

Investment Objective

EGShares Industrials GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Industrials Titans 30 IndexSM (the “Industrials Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Industrials Underlying Index includes companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Industrials companies that are included in the Fund’s Industrials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Industrials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Industrials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrials Underlying Index is concentrated. The Industrials Underlying Index is comprised of publicly traded firms in the “Industrials Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Industrials Underlying Index ranged from US$0.8 billion to US$10.0 billion, with an average of US$3.3 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Industrials Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Industrials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Industrials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Industrials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Industrials Concentration Because the Industrials Underlying Index is concentrated in the industrials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Industrials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 22.42% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -9.85% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -6.74%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	33.74%	1.84%
Return After Taxes on Distributions	33.56%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	22.19%	1.56%
Dow Jones Emerging Markets Industrials Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	33.33%	2.66%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Technology GEMS ETF

Investment Objective

EGShares Technology GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Technology Titans 30 IndexSM (the “Technology Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Technology Underlying Index includes companies whose businesses involve: software and computer services, and technology hardware and equipment.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Technology companies that are included in the Fund’s Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is comprised of publicly traded firms in the Technology Industry, as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the float-adjusted market capitalization of companies included in the Technology Underlying Index ranged from US$0.3 billion to US$1.9 billion, with an average of US$0.6 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Technology Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Technology Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Technology Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Technology Concentration Because the Technology Underlying Index is concentrated in the technology industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Technology Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 19.27% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -12.02% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): 5.72%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	8.18%	-9.67%
Return After Taxes on Distributions	7.85%	-9.85%
Return After Taxes on Distributions and Sale of Fund Shares	5.76%	-8.19%
Dow Jones Emerging Markets Technology Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	9.63%	-7.69%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Telecom GEMS ETF

Investment Objective

EGShares Telecom GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM (the “Telecom Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Telecom Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Telecom Underlying Index includes companies whose businesses involve: fixed line telecommunications and mobile telecommunications.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Telecom companies that are included in the Fund’s Telecom Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Telecom Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Telecom Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Telecom Underlying Index is concentrated. The Telecom Underlying Index is comprised of publicly traded firms in the “Telecommunications Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Telecom Underlying Index ranged from US$0.4 billion to US$4.9 billion, with an average of US$1.6 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Telecom Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Telecom Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Telecom Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Telecom Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Telecom Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Telecom Concentration Because the Telecom Underlying Index is concentrated in the telecommunications industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The global telecommunications market is characterized by increasing competition and government regulation.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Telecom Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 10.68% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -5.99% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -5.20%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	13.95%	3.40%
Return After Taxes on Distributions	13.30%	2.90%
Return After Taxes on Distributions and Sale of Fund Shares	9.60%	2.80%
Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	14.50%	3.61%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Utilities GEMS ETF

Investment Objective

EGShares Utilities GEMS ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Utilities Titans 30 IndexSM (the “Utilities Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Utilities Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Utilities Underlying Index includes companies whose businesses involve: electricity, gas, water and multi-utilities.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Utilities companies that are included in the Fund’s Utilities Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Utilities Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Utilities Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Utilities Underlying Index is concentrated. The Utilities Underlying Index is comprised of publicly traded firms in the “Utilities Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Utilities Underlying Index ranged from US$0.4 billion to US$4.7 billion, with an average of US$1.7 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Utilities Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Utilities Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Utilities Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Utilities Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Utilities Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Utilities Concentration Because the Utilities Underlying Index is concentrated in the utilities industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Utilities Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 16.70% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -5.11% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -7.88%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (6/23/11)
Return Before Taxes	9.36%	-7.91%
Return After Taxes on Distributions	9.12%	-8.15%
Return After Taxes on Distributions and Sale of Fund Shares	6.47%	-6.69%
Dow Jones Emerging Markets Utilities Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	10.08%	-6.39%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Emerging Markets Metals & Mining ETF

Investment Objective

EGShares Emerging Markets Metals & Mining ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM (the “Metals & Mining Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Metals & Mining Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Metals & Mining Underlying Index includes companies whose businesses involve: aluminum, nonferrous metals, iron and steel, coal, diamonds and gemstones, general mining, gold mining, and platinum and precious metals.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of emerging market metals and mining companies that are included in the Fund’s Metals & Mining Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Metals & Mining Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Metals & Mining Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Metals & Mining Underlying Index is concentrated. The Metals & Mining Underlying Index is comprised of publicly traded firms in the “Industrial Metals and Mining Sector” and the “Mining Sector,” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Metals & Mining Underlying Index ranged from US$0.5 billion to US$4.4 billion, with an average of US$1.5 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Metals & Mining Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Metals & Mining Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Metals & Mining Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Metals & Mining Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Metals & Mining Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Metals and Mining Concentration Because the Metals & Mining Underlying Index is concentrated in the metals and mining industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various basic resources.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Metals & Mining Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 16.64% (quarter ended December 31, 2010) and the Fund’s lowest quarterly return was -27.40% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -38.72%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (5/21/09)
Return Before Taxes	3.29%	3.86%
Return After Taxes on Distributions	3.35%	3.66%
Return After Taxes on Distributions and Sale of Fund Shares	3.23%	3.45%
Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM (reflects no deduction for fees, expenses or taxes)	4.09%	4.57%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Emerging Markets Consumer ETF

Investment Objective

EGShares Emerging Markets Consumer ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “Consumer Titans Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Titans Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Consumer Titans Underlying Index includes companies whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, tobacco, food and drug retail, general retail, media, and travel and leisure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer companies that are included in the Fund’s Consumer Titans Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund intends to replicate the constituent securities of the Consumer Titans Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Mauritius Subsidiary (as defined below)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Titans Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Titans Underlying Index is concentrated. The Consumer Titans Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” and “Consumer Services Industry” as defined by Dow Jones’ proprietary industry classification system. As of June 30, 2013, the total market capitalization of companies included in the Consumer Titans Underlying Index ranged from US$2.2 billion to US$21.4 billion, with an average of US$7.2 billion. Many of these companies would be considered medium capitalization or “mid-cap” companies.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Consumer Titans Underlying Index. Through this investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Titans Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Titans Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Titans Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Titans Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Consumer Titans Underlying Index is concentrated in the consumer goods and services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities (including Indian securities) are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid-Cap Companies Medium capitalization companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Titans Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 12.95% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -16.14% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2013): -1.94%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (9/13/10)
Return Before Taxes	20.56%	13.22%
Return After Taxes on Distributions	20.51%	13.16%
Return After Taxes on Distributions and Sale of Fund Shares	13.49%	11.37%
Dow Jones Emerging Markets Consumer Titans IndexSM (reflects no deduction for fees, expenses or taxes)	21.78%	14.77%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks of the above-listed ETFs that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Emerging Market Companies Each Fund defines “emerging market” companies as companies that are included in its corresponding Underlying Index. Each Underlying Index is comprised of emerging market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,025 or less) and high income countries ($12,476 or more). (Source: The World Bank).

Underlying Index From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of its Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of the implementation of publicly announced adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund intends to replicate the constituent securities of its Underlying Index as closely as possible using American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or ordinary local shares (including through its respective Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in the discretion of Emerging Global Advisors, LLC (“EGA” or the “Adviser”) remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Each Underlying Index is comprised of publicly traded firms in their corresponding industries or sectors. In determining whether a publicly traded firm belongs to a specific industry or sector, each Underlying Index relies on the proprietary industry classification system used by Dow Jones & Company, Inc. (“Dow Jones”). The process allocates companies to the industries or sectors whose definition most closely describes the nature of its business, based on the company’s source of revenue or where it constitutes the majority of its revenues.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily net asset value (“NAV”).

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the shares of each Fund (“Shares”) are exchange-traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the NYSE Arca, Inc. (the “Exchange”) or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another exchange-traded fund (“ETF”) or traditional mutual fund, or redeem its Shares at NAV.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds) Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with a Fund’s Underlying Index.

Basic Materials Risk (EGShares Basic Materials GEMS ETF) Issuers in the basic materials industry could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Consumer Goods and Services (EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF and EGShares Emerging Markets Consumer ETF) The consumer goods and services industries depend heavily on disposable household income and consumer spending. Companies in the consumer goods and services industries may be subject to severe competition, which may also have an adverse impact on their profitability. The consumer goods and services industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies represented in the Underlying Index. In addition, tobacco companies in the consumer goods industry may be adversely affected by new laws, regulation and litigation.

Energy Risk (EGShares Energy GEMS ETF) The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending. Companies in the oil and gas industry may be adversely affected by natural disasters or other catastrophes, and may be at risk for environmental damage claims. Companies in the oil and gas industry may also be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (i.e., expropriation, nationalization, confiscation of assets and coups, social unrest, violence or labor unrest). The Fund will have significant investments in companies located in emerging market countries, which may heighten these risks.

Financials Risk (EGShares Financials GEMS ETF) Companies in the financial industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financial industry is exposed to risks that may impact the value of investments in the financial industry more severely than investments outside this sector, including operating with substantial financial leverage. The financial industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to decline in value.

Healthcare Risk (EGShares Health Care GEMS ETF) The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly. Companies in the healthcare industry may be thinly capitalized and may be susceptible to product obsolescence.

Industrials Risk (EGShares Industrials GEMS ETF) The stock prices of companies in the industrials industry are affected by supply and demand both for their specific product or service and for industrials industry products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry. Companies in the industrials industry may be adversely affected by environmental damages and product liability claims.

Technology Risk (EGShares Technology GEMS ETF) Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the global technology industry as a whole.

Telecommunication Risk (EGShares Telecom GEMS ETF) The global telecommunications market is characterized by increasing competition and government regulation. Companies in the telecommunications industry may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

Utilities Risk (EGShares Utilities GEMS ETF) Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers. The value of regulated utility equity securities may have an inverse relationship to the movement of interest rates. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures, making the price of their equity securities more volatile.

Metals and Mining Risk (EGShares Emerging Markets Metals & Mining ETF) Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of metals and mining prices and possible instability of supply of various basic resources. In addition, some companies may be subject to the risks generally associated with extraction of basic resources, such as the risks of mining, the risks of the physical hazards associated with metals and mining, and the risks of increased regulatory and environmental costs. The production and marketing of metals and mining may be affected by action and changes in governments.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.

•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in affected countries.
•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Mid-Cap Companies (all Funds) Stocks of medium capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Medium capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Mauritius Subsidiary (All Funds) Each Fund conducts its investment activities in India through its Mauritius Subsidiary, each of which is a wholly-owned subsidiary of the respective Fund in the Republic of Mauritius. Each Mauritius Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. Each Mauritius Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. Recently, however, general anti-avoidance rules (“GAAR”) have been introduced in India, the application of which might result in a Mauritius Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. There can be no assurance that the Mauritius Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment, or that the terms of the treaty between India and Mauritius will not be renegotiated in the future or subject to a different interpretation. Any change in the provisions of this treaty (for instance, by including a limitation of benefits clause), in its applicability to a Mauritius Subsidiary, any assertion that the Mauritius Subsidiary is in violation of GAAR when effective, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Mauritius Subsidiary by India, which could reduce the return to a Fund on its investments.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. A Fund will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. Each Fund currently does not participate in a securities lending program.

More information about each Fund’s investment strategies is presented in the Fund’s Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable Shares may be redeemed by each Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section

12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2013, EGA had approximately $1,227 million in assets under discretionary management while serving as investment adviser to 22 operational series of the Trust. Under its investment advisory agreement with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses (the “Unified Fee”).

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Basic Materials GEMS ETF	0.85%
EGShares Consumer Goods GEMS ETF	0.85%
EGShares Consumer Services GEMS ETF	0.85%
EGShares Emerging Markets Metals & Mining ETF	0.85%
EGShares Energy GEMS ETF	0.85%
EGShares Financials GEMS ETF	0.85%
EGShares GEMS Composite ETF	0.75%
EGShares Health Care GEMS ETF	0.85%
EGShares Industrials GEMS ETF	0.85%
EGShares Technology GEMS ETF	0.85%
EGShares Telecom GEMS ETF	0.85%
EGShares Utilities GEMS ETF	0.85%

Effective July 1, 2013, EGShares Emerging Markets Consumer ETF has implemented breakpoints in the investment advisory fee paid by the Fund at specified asset levels. Under this arrangement, for the investment advisory services provided to the EGShares Emerging Markets Consumer ETF, EGA is entitled to receive fees equal to the percentage of daily net assets of the Fund at the breakpoints specified below.

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.70%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders dated March 31, 2013.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008. Prior to that, Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

S&P Dow Jones Indices, its affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in

Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades made directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are affected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders; and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before

January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (of the then applicable rate) if you fail to properly certify that you are not a U.S. person.

MAURITIUS TAX STATUS

Each Fund conducts its investment activities in India through a Mauritius Subsidiary, each of which is a wholly owned subsidiary of the respective Fund. Each Mauritius Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, each Mauritius Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Mauritius Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. Each Mauritius Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Mauritius Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.

Each Mauritius Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, each Mauritius Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Funds outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, each Mauritius Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Mauritius Subsidiary to a Fund are exempt from Mauritius tax. Provided that each Mauritius Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by a Mauritius Subsidiary is as follows:

(i)	Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.
(ii)	Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty, the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).
(iii)	Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to each Mauritius Subsidiary.
(iv)	Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Mauritius Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that each Mauritius Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Funds. However, there can be no assurance that a Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Mauritius Subsidiaries was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Recently, general anti-avoidance rules (“GAAR”) were introduced in India the application of which might result in a Mauritius Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. Any change in the Treaty’s application could have a material adverse effect on the returns of the Funds.

It is currently not clear whether income from each Mauritius Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to a Mauritius Subsidiary or a Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Mauritius Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Mauritius Subsidiary does not have a permanent establishment in India. Each Mauritius Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Mauritius Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Mauritius Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Mauritius Subsidiary is less than 18% of its book profits, then the Mauritius Subsidiary would be deemed to owe taxes of 18% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Mauritius Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not affect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing may result in using prices for those investments that differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administration and accounting services agent, transfer agent and custodian.

ALPS Fund Services, Inc., an affiliate of the Distributor, provides the Trust with an Anti-Money Laundering Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

The “Dow Jones Emerging Markets Total Stock Market IndexSM” and the “Dow Jones Emerging Markets Sector Titans IndexesSM” are products of the S&P Dow Jones Indices. S&P is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones(R) and the names identifying the Underlying Indices are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by EGA. The Underlying Indices are a product of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by EGA. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the

Underlying Indices to track general market performance. S&P Dow Jones Indices’ only relationship to EGA with respect to the Underlying Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The Underlying Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the Funds. S&P Dow Jones Indices have no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Underlying Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P Dow Jones Indices do not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Indices or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by EGA, owners of the Funds, or any other person or entity from the use of the Underlying Indices or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise. There are no third-party beneficiaries or any agreements between S&P Dow Jones Indices and EGA, other than the licensors of S&P Dow Jones Indices.

DISCLAIMERS

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and EGA shall have no liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE DOW JONES EMERGING MARKETS TITANS INDICES

The Underlying Indices are modified market capitalization weighted indices comprised of emerging market companies that are traded on U.S. and foreign exchanges. These indices seek to capture the aggregate potential of publicly proprietary sector system traded firms engaged in the metals and mining industry and in each of the 10 industrial sectors defined by the proprietary sector system developed by S&P Dow Jones Indices in middle income countries. S&P Dow Jones Indices serves as the calculation agent for each Underlying Index. The value of each Underlying Index will be disseminated every 15 seconds over the Consolidated Tape Association’s Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. (Eastern time) under the following tickers:

Underlying Indices	Ticker
Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM	DJEEG
Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM	DJEBM
Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM	DJECG
Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM	DJECN
Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM	DJEEO
Dow Jones Emerging Markets Financials Titans 30 IndexSM	DJEFN
Dow Jones Emerging Markets Health Care Titans 30 IndexSM	DJEHK
Dow Jones Emerging Markets Industrials Titans 30 IndexSM	DJEID
Dow Jones Emerging Markets Technology Titans 30 IndexSM	DJETX
Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM	DJETS
Dow Jones Emerging Markets Utilities Titans 30 IndexSM	DJEUT
Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM	DJEMT
Dow Jones Emerging Markets Consumer Titans 30 IndexSM	DJECON

Eligibility Criteria for Index Components

The index universe for the Underlying Indices, except the Dow Jones Emerging Markets Consumer Titans 30 IndexSM and the Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM, is defined as all stocks in the Dow Jones Emerging Markets Total Stock Market IndexSM, which is part of the Dow Jones Global Total Stock Market Index family. The index universe for the Dow Jones Emerging Markets Consumer Titans 30 IndexSM is defined as all stocks in the Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM and the Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM. The Index Universe for the Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM is defined as the 10 top-ranked stocks from each of the 10 Dow Jones Emerging Markets Sector Titans IndexesSM based on industries in the proprietary sector classification system used by Dow Jones Indexes. The current list of emerging market countries in the index is published in the Dow Jones Global Total Stock Market Index family rulebook, available for download at www.djindexes.com. As the Dow Jones Emerging Markets Total Stock Market IndexSM universe of countries expands to include more nations, the Funds expect S&P Dow Jones Indices to include issues from those nations in the index. The index universe for issues is defined as all stocks in the Dow Jones Emerging Markets Total Stock Market IndexSM, subject to the following two exceptions: (i) for countries with significant barriers to direct foreign investment, Dow Jones Indices may opt to include Depository Receipts or other types of offshore listings in the index; and (ii) the Underlying Indices exclude local China shares that trade in Shanghai and Shenzhen. Only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

Specific criteria related to individual indices are applied to the index universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of each Fund’s shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per share NAV of the Funds and the market trading price of shares of the Funds during various time periods is available by visiting the Funds’ website at www.egshares.com.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-l under the 1940 Act (the “Rule 12b-1 Plan”). In accordance with its Rule 12b-l Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of a Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of a Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by a Fund, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Financial Highlights

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares GEMS Composite ETF (Consolidated)1

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period July 22, 2009[2] Through March 31, 2010
Net asset value, beginning of period	$23.31	$27.60	$24.34	$20.00
Investment operations:
Net investment income[3]	0.41	0.47	0.39	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translations	(0.77)	(4.37)	3.48	4.31
Total from investment operations	(0.36)	(3.90)	3.87	4.40
Distributions to shareholders:
Net investment income	(0.35)	(0.39)	(0.61)	(0.06)
Net asset value, end of period	$22.60	$23.31	$27.60	$24.34
NET ASSET VALUE TOTAL RETURN[4]	(1.57)%	(13.97)%	16.04%	21.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,953	$13,986	$31,874	$31,755
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.75%	0.75%	0.75%	0.75%[5]
Expenses, prior to expense reimbursements/waivers	2.41%	1.84%	2.00%	3.43%[5]
Net investment income	1.83%	1.94%	1.55%	0.52%[5]
Portfolio turnover rate	10%	10%	39%	6%[6]

1	On September 16, 2010, there was a 2 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 2 for 1 forward stock split on a retroactive basis.
2	Commencement of operations.
3	Based on average shares outstanding.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
5	Annualized.
6	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Basic Materials GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$15.90	$20.00
Investment operations:
Net investment income[2]	0.31	0.31
Net realized and unrealized loss on investments and foreign currency translations	(3.36)	(4.11)
Total from investment operations	(3.05)	(3.80)
Distributions to shareholders:
Net investment income	(0.61)	(0.30)
Net asset value, end of period	$12.24	$15.90
NET ASSET VALUE TOTAL RETURN[3]	(19.70)%	(18.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,672	$1,590
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	5.52%	7.99%[4]
Net investment income	2.24%	2.30%[4]
Portfolio turnover rate	33%	21%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Consumer Goods GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$22.08	$20.00
Investment operations:
Net investment income[2]	0.30	0.23
Net realized and unrealized gain on investments and foreign currency translations	2.11	2.07
Total from investment operations	2.41	2.30
Distributions to shareholders:
Net investment income	(0.23)	(0.22)
Net asset value, end of period	$24.26	$22.08
NET ASSET VALUE TOTAL RETURN[3]	10.98%	11.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,426	$1,104
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	7.58%	8.77%[4]
Net investment income	1.31%	1.45%[4]
Portfolio turnover rate	24%	50%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Consumer Services GEMS ETF

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$20.87	$20.00
Investment operations:
Net investment income (loss)[2]	0.09	(0.03)
Net realized and unrealized gain on investments and foreign currency translations	0.78	0.92
Total from investment operations	0.87	0.89
Distributions to shareholders:
Net investment income	(0.07)	(0.02)
Net asset value, end of period	$21.67	$20.87
NET ASSET VALUE TOTAL RETURN[3]	4.17%	4.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,167	$1,044
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	6.04%	6.77%[4]
Net investment income (loss)	0.42%	(0.18)%[4]
Portfolio turnover rate	32%	51%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Energy GEMS ETF (Consolidated)1

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period May 21, 2009[2] Through March 31, 2010
Net asset value, beginning of period	$24.93	$29.93	$24.02	$20.49
Investment operations:
Net investment income[3]	0.50	0.47	0.26	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translations	(2.03)	(4.95)	5.94	3.50
Total from investment operations	(1.53)	(4.48)	6.20	3.59
Distributions to shareholders:
Net investment income	(0.57)	(0.52)	(0.29)	(0.06)
Net asset value, end of period	$22.83	$24.93	$29.93	$24.02
NET ASSET VALUE TOTAL RETURN[4]	(6.21)%	(14.78)%	25.96%	17.53%[5]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,132	$11,217	$25,440	$9,607
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.85%	0.85%[6]
Expenses, prior to expense reimbursements/waivers	2.93%	2.23%	2.56%	5.90%[6]
Net investment income	2.16%	1.84%	1.04%	0.49%[6]
Portfolio turnover rate	16%	19%	19%	49%[7]

1	On September 16, 2010, there was a 2 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 2 for 1 forward stock split on a retroactive basis.
2	Commencement of operations.
3	Based on average shares outstanding.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
5	For the period ended March 31, 2010, 0.73% of the Fund’s total return consists of a voluntary reimbursement by the current and former sub-advisers for a realized investment loss, and another (1.08)% consists of a loss on an investment not meeting the Fund’s investment restrictions. Excluding these items, total return would have been 17.88%.
6	Annualized.
7	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Financials GEMS ETF (Consolidated)1

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period September 16, 2009[2] Through March 31, 2010
Net asset value, beginning of period	$20.11	$24.55	$22.84	$20.12
Investment operations:
Net investment income[3]	0.33	0.57	0.42	0.08
Net realized and unrealized gain (loss) on investments and foreign currency translations	1.67	(4.66)	2.09	2.71
Total from investment operations	2.00	(4.09)	2.51	2.79
Distributions to shareholders:
Net investment income	(0.41)	(0.35)	(0.80)	(0.07)
Net asset value, end of period	$21.70	$20.11	$24.55	$22.84
NET ASSET VALUE TOTAL RETURN[4]	10.00%	(16.52)%	11.03%	13.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,340	$4,022	$11,046	$6,852
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.85%	0.85%[5]
Expenses, prior to expense reimbursements/waivers	5.89%	4.13%	2.81%	5.47%[5]
Net investment income	1.63%	2.62%	1.77%	0.67%[5]
Portfolio turnover rate	19%	25%	39%	12%[6]

1	On September 16, 2010, there was a 2 for 1 forward stock split. Historical share amounts have been adjusted to reflect the 2 for 1 forward stock split on a retroactive basis.
2	Commencement of operations.
3	Based on average shares outstanding.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
5	Annualized.
6	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Health Care GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$19.09	$20.00
Investment operations:
Net investment income[2]	0.04	0.03
Net realized and unrealized gain (loss) on investments and foreign currency translations	3.94	(0.90)
Total from investment operations	3.98	(0.87)
Distributions to shareholders:
Net investment income	(0.04)	(0.04)
Net asset value, end of period	$23.03	$19.09
NET ASSET VALUE TOTAL RETURN[3]	20.85%	(4.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,758	$1,909
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	5.67%	7.79%[4]
Net investment income	0.21%	0.23%[4]
Portfolio turnover rate	29%	26%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Industrials GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$18.78	$20.00
Investment operations:
Net investment income[2]	0.16	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translations	1.71	(1.27)
Total from investment operations	1.87	(1.18)
Distributions to shareholders:
Net investment income	(0.19)	(0.04)
Net asset value, end of period	$20.46	$18.78
NET ASSET VALUE TOTAL RETURN[3]	10.00%	(5.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,069	$1,878
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	5.80%	7.37%[4]
Net investment income	0.85%	0.61%[4]
Portfolio turnover rate	61%	70%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Technology GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$18.88	$20.00
Investment operations:
Net investment income (loss)[2]	0.25	(0.02)
Net realized and unrealized loss on investments and foreign currency translations	(0.93)	(1.10)
Total from investment operations	(0.68)	(1.12)
Distributions to shareholders:
Net investment income	(0.35)	—
Net asset value, end of period	$17.85	$18.88
NET ASSET VALUE TOTAL RETURN[3]	(3.45)%	(5.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,678	$1,888
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	8.37%	7.81%[4]
Net investment income (loss)	1.46%	(0.13)%[4]
Portfolio turnover rate	30%	21%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Telecom GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$20.21	$20.00
Investment operations:
Net investment income[2]	0.66	0.41
Net realized and unrealized gain (loss) on investments and foreign currency translations	(0.69)	0.01 [3]
Total from investment operations	(0.03)	0.42
Distributions to shareholders:
Net investment income	(0.62)	(0.21)
Net asset value, end of period	$19.56	$20.21
NET ASSET VALUE TOTAL RETURN[3]	(0.21)%	2.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,912	$3,032
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	4.29%	7.74%[4]
Net investment income	3.33%	2.73%[4]
Portfolio turnover rate	12%	18%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Utilities GEMS ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period June 23, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$18.59	$20.00
Investment operations:
Net investment income[2]	0.55	0.25
Net realized and unrealized loss on investments and foreign currency translations	(1.25)	(1.46)
Total from investment operations	(0.70)	(1.21)
Distributions to shareholders:
Net investment income	(0.29)	(0.20)
Net asset value, end of period	$17.60	$18.59
NET ASSET VALUE TOTAL RETURN[3]	(3.72)%	(5.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,520	$2,788
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.87	%4,[6]
Expenses, prior to expense reimbursements/waivers	5.44%	7.08%[4]
Net investment income	3.13%	1.82%[4]
Portfolio turnover rate	36%	27%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.
6	The ratio includes 0.02% for the period ended March 31, 2012 attributed to interest expense, which is outside the cap expense.

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Metals & Mining ETF (Consolidated)6

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period May 21, 2009[1] Through March 31, 2010
Net asset value, beginning of period	$15.97	$22.96	$20.47	$13.73
Investment operations:
Net investment income (loss)[2]	0.37	0.48	0.13	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency translations	(3.74)	(6.88)	2.52	6.82
Total from investment operations	(3.37)	(6.40)	2.65	6.81
Distributions to shareholders:
Net investment income	(0.43)	(0.59)	(0.16)	(0.07)
Net asset value, end of period	$12.17	$15.97	$22.96	$20.47
NET ASSET VALUE TOTAL RETURN[3]	(21.51)%	(27.66)%	12.95%	49.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,518	$14,376	$37,878	$27,640
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	2.72%	1.99%	1.96%	4.37%[4]
Net investment income (loss)	2.66%	2.48%	0.63%	(0.06)%[4]
Portfolio turnover rate	15%	10%	35%	17%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.
6	On September 16, 2010, there was a 3 for 1 forward stock split. Historical shares amounts have been adjusted to reflect the 3 for 1 forward stock split on a retroactive basis.

Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Consumer ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period September 14, 2010[1] Through March 31, 2011
Net asset value, beginning of period	$24.77	$22.76	$20.00
Investment operations:
Net investment income[2]	0.17	0.17	0.04
Net realized and unrealized gain on investments and foreign currency translations	1.68	1.96	2.74
Total from investment operations	1.85	2.13	2.78
Distributions to shareholders:
Net investment income	(0.11)	(0.12)	(0.02)
Net asset value, end of period	$26.51	$24.77	$22.76
NET ASSET VALUE TOTAL RETURN[3]	7.46%	9.44%	13.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$885,476	$402,466	$194,611
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%	0.85%[4]
Expenses, prior to expense reimbursements/waivers	1.23%	1.31%	1.44%[4]
Net investment income	0.68%	0.76%	0.37%[4]
Portfolio turnover rate	7%	3%	9%[5]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
4	Annualized.
5	Not annualized.

If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus (i.e., it is legally considered a part of this Prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room at the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global
Shares Trust

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets
Metals & Mining ETF

EGShares Emerging Markets
Consumer ETF

PROSPECTUS

July 29, 2013

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2013

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in fifty-nine separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective.

	CUSIP	NYSE Arca
EGShares GEMS Composite ETF	268461100	AGEM
EGShares Basic Materials GEMS ETF	268461209	LGEM
EGShares Consumer Goods GEMS ETF	268461308	GGEM
EGShares Consumer Services GEMS ETF	268461407	VGEM
EGShares Energy GEMS ETF	268461860	OGEM
EGShares Financials GEMS ETF	268461506	FGEM
EGShares Health Care GEMS ETF	268461605	HGEM
EGShares Industrials GEMS ETF	268461704	IGEM
EGShares Technology GEMS ETF	268461803	QGEM
EGShares Telecom GEMS ETF	268461886	TGEM
EGShares Utilities GEMS ETF	268461878	UGEM
EGShares Emerging Markets Metals & Mining ETF	268461852	EMT
EGShares Emerging Markets Consumer ETF	268461779	ECON

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2013. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus or Annual Report may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of fifty-nine separate non-diversified Funds.

The Funds are exchange-traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

Each Fund may invest substantially all of its assets in wholly owned subsidiaries organized in the Republic of Mauritius (each, a “Mauritius Subsidiary”), which, in turn, invest at least 90% of its assets in Indian securities. Each Mauritius Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius. These Regulations provide that only “Expert Investors” may invest in the Expert Fund. An “Expert Investor” is an investor such as a Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

Each Mauritius Subsidiary has been incorporated as a Global Business Company and has been issued a Category 1 License by the Financial Services Commission of Mauritius. It must be distinctly understood that in issuing this License, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Mauritius Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Mauritius Subsidiary are not protected by any statutory compensation arrangements in the Republic of Mauritius in the event of the Mauritius Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLTF Code”) issued by the Financial Services Commission of Mauritius, each Mauritius Subsidiary or its agents will require every applicant for shares (such as a Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of

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any crime. The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLFT Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, the Mauritius Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided. Investors such as a Fund should note specifically that the Mauritius Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid. Redemption proceeds will not be paid to a third-party account.

Each applicant for shares must acknowledge that the Mauritius Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by the Mauritius Subsidiary has not been provided by the applicant.

Each Fund, as the sole shareholder of each Mauritius Subsidiary, will satisfy all applicable requirements under the PMLFT Code in order to purchase and redeem shares of a Mauritius Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of the underlying index (each an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

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Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ prospectus is available at the national securities exchange on which the Shares of a Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand

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for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The

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procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Increased Volatility

Certain Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the

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collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Designated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Designated Assets.”) Such Designated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

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SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A “non-diversified” Fund may invest a relatively high percentage of its assets in the securities of a limited number of issuers than a diversified fund. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

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(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.

(3)	Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent. The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, as well as the

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relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Trust, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens	Trustee	Since	Robert Willens, LLC (tax consulting), President, since January, 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	59	Daxor Corp. (Medical Products and Biotechnology), since 2004.
66		2009

Ron Safir	Trustee	Since	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	59	None
62		2009

Jeffrey D. Haroldson	Trustee	Since	Ridgewood Capital, LLC, President, since 2011; HDG Mansur Advisors Capital Group, LLC (international real estate company), President, 2004-2011.	59	None
56		2009

Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith (3)	Trustee and	Since	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales and Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	59	None
52	President	2008

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of fifty-nine funds.
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ adviser.

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Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra	Executive	Since	Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 – 2011; UBS (and its predecessor, PaineWebber), 1983 – 2009 (including various executive positions starting in 2001).
Emerging Global	Vice	2011
Advisors, LLC	President
171 East Ridgewood Ave.
Ridgewood, NJ 07450
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Melanie H. Zimdars	Chief	Since	ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; BPV Family of Funds, Chief Compliance Officer since September 2011; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.
ALPS Fund Services, Inc.	Compliance	2010
1290 Broadway	Officer
Suite 1100
Denver, CO 80203
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Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street 3rd Floor New York, NY 10011 40	Principal Financial Officer and Treasurer	Since 2013	Emerging Global Advisors LLC, Member and Chief Financial Officer since August 2012. Goldman, Sachs & Co., Managing Director, Financial Institutions Group, 2009-2012. UBS Investment Bank, Executive Director, Director, Associate Director, 2002 – 2009.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2012, the Independent Trustees did not own any securities issued by EGA, the Distributor, or any company controlling, controlled by, or under common control with EGA or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2012 is set forth in the chart below.

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Name	Fund	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies

Independent Trustees:
Robert Willens Ron Safir Jeffrey D. Haroldson	EGShares Emerging Markets Consumer ETF	$10,001 – $50,000	$50,001 – $100,000
		None	None
		None	None

Interested Trustee:
Robert C. Holderith	EGShares Emerging Markets Metals & Mining ETF	$1 – $10,000	$10,001 – $50,000
	EGShares Basic Materials GEMS ETF	$1 – $10,000	$10,001 – $50,000
	EGShares Consumer Services GEMS ETF	$1 – $10,000	$10,001 – $50,000
	EGShares Technology GEMS ETF	$1 – $10,000	$10,001 – $50,000
	EGShares Utilities GEMS ETF	$1 – $10,000	$10,001 – $50,000
	EGShares Emerging Markets Consumer ETF	$1 – $10,000	$10,001 – $50,000
	EGShares Industrials GEMS ETF	$1 – $10,000	$10,001 – $50,000

As of December 31, 2012, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2013:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees

Independent Trustees:

Robert Willens	$16,750	$0	$16,750
Ron Safir	$14,250	$0	$14,250
Jeffrey D. Haroldson	$16,250	$0	$16,250

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees

Interested Trustee:

Robert C. Holderith	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA an annual retention fee of $15,000 plus $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended. The Trust

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pays the Audit Committee Chair an annual retainer of $10,000. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings during the fiscal year March 31, 2013.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review independent Board member compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the fiscal year March 31, 2013.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

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Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of EGA with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

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As of June 28, 2013, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Name and Address	Percent Owned

EGShares GEMS Composite ETF
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	16.60%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	19.33%

MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST BALTIMORE MD 21231	40.67%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	5.49%

BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	69.69%

EGShares Basic Materials GEMS ETF
AEIS INC. 901 3RD AVE SOUTH MINNEAPOLIS MN 55474	5.94%

UNION BANK 530 B STREET SAN DIEGO CA 92101	12.00%

CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	33.33%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	19.71%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	10.43%

EGShares Consumer Goods GEMS ETF
MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	20.25%

CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	49.90%

JPMC CLEAR 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	5.12%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	6.85%

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Name and Address	Percent Owned

EGShares Consumer Services GEMS ETF
MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	33.58%

BARCLAY/LE 70 HUDSON STREET JERSEY CITY NJ 07302	5.74%

CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	49.70%

EGShares Energy GEMS ETF
UNION BANK 530 B STREET SAN DIEGO CA 92101	6.65%

JPMC CLEAR 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	7.20%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	15.06%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	9.57%

PERSHING One Pershing Plaza JERSEY CITY NJ 07399	8.13%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	5.63%

CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	14.29%

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Name and Address	Percent Owned

EGShares Financials GEMS ETF
CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	25.00%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	7.53%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	9.05%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	17.13%

UNION BANK 530 B STREET SAN DIEGO CA 92101	17.65%

EGShares Health Care GEMS ETF
CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	19.64%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	12.90%

TD AMERITR ONE LINCOLN STREET, SFC5 BOSTON MA 02111-2900	19.37%

UNION BANK 530 B STREET SAN DIEGO CA 92101	11.03%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.22%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	9.40%

EGShares Industrials GEMS ETF
CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	31.27%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	36.58%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	5.71%

UNION BANK 530 B STREET SAN DIEGO CA 92101	20.50%

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Name and Address	Percent Owned

EGShares Technology GEMS ETF
CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	66.67%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	15.40%

UNION BANK 530 B STREET SAN DIEGO CA 92101	6.40%

EGShares Telecom GEMS ETF
MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	54.51%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	27.68%

EGShares Utilities GEMS ETF
CITIGROUP 388 GREENWICH STREET NEW YORK NY 10013	49.97%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	27.07%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.30%

EGShares Emerging Markets Metals & Mining ETF
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	9.50%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.35%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	10.17%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	35.10%

MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST BALTIMORE MD 21231	7.28%

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Name and Address	Percent Owned

EGShares Emerging Markets Consumer ETF
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	24.50%

FIRST CLEAR 2801 MARKET STREET ST. LOUIS MO 63103	6.44%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	14.19%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	6.70%

BOA/GWIM 1201 MAIN STREET DALLAS TX 75202	9.54%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	6.49%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the sole investment adviser to the Funds.

The Adviser provides investment advisory services to each Fund pursuant to an amended and restated Investment Advisory Agreement dated March 1, 2013, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

Effective April 1, 2013, EGA replaced the fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were obligated to pay these expenses through March 31, 2013, although EGA had entered into an annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

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EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets

EGShares Basic Materials GEMS ETF	0.85%
EGShares Consumer Goods GEMS ETF	0.85%
EGShares Consumer Services GEMS ETF	0.85%
EGShares Emerging Markets Metals & Mining ETF	0.85%
EGShares Energy GEMS ETF	0.85%
EGShares Financials GEMS ETF	0.85%
EGShares GEMS Composite ETF	0.75%
EGShares Health Care GEMS ETF	0.85%
EGShares Industrials GEMS ETF	0.85%
EGShares Technology GEMS ETF	0.85%
EGShares Telecom GEMS ETF	0.85%
EGShares Utilities GEMS ETF	0.85%

Effective July 1, 2013, EGShares Emerging Markets Consumer ETF has implemented breakpoints in the investment advisory fee paid by the Fund at specified asset levels. Under this arrangement, for the investment advisory services provided to the EGShares Emerging Markets Consumer ETF, EGA is entitled to receive fees equal to the percentage of daily net assets of the Fund at the breakpoints specified below.

$0 - $1,000,000,000:	0.85%
$1,000,000,001 - $2,000,000,000:	0.75%
$2,000,000,001 and up:	0.70%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders dated March 31, 2013.

The advisory fees paid to ALPS by each Fund for the last three fiscal years ended March 31 are set forth in the chart below.

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Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Advisory Fees Paid for the Fiscal Year Ended March 31, 2012	Advisory Fees Paid for the Fiscal Year Ended March 31, 2011	Date of Commencement of Investment Operations

EGShares Energy GEMS ETF	$10,316	$20,582	$24,849	May 21, 2009

EGShares Emerging Markets Metals & Mining ETF	$12,064	$26,607	$66,548	May 21, 2009

EGShares GEMS Composite ETF	$14,045	$27,027	$75,032	July 22, 2009

EGShares Financials GEMS ETF	$3,873	$7,357	$25,393	September 16, 2009

EGShares Emerging Markets Consumer ETF	$499,476	$258,180	$44,825	September 14, 2010

EGShares Basic Materials GEMS ETF	$2,492	$779	N/A	June 23, 2011

EGShares Consumer Goods GEMS ETF	$2,646	$4,305	N/A	June 23, 2011

EGShares Consumer Services GEMS ETF	$2,317	$3,295	N/A	June 23, 2011

EGShares Health Care GEMS ETF	$2,480	$877	N/A	June 23, 2011

EGShares Industrials GEMS ETF	$2,607	$846	N/A	June 23, 2011

EGShares Technology GEMS ETF	$2,465	$3,934	N/A	June 23, 2011

EGShares Telecom GEMS ETF	$3,828	$3,912	N/A	June 23, 2011

EGShares Utilities GEMS ETF	$2,831	$3,896	N/A	June 23, 2011

The advisory and sub-advisory fees paid to EGA by each Fund for the last three fiscal years ended March 31 are set forth in the chart below.

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Fund	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2012	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2011	Date of Commencement of Investment Operations

EGShares Energy GEMS ETF	$88,013	$162,375	$89,725	May 21, 2009

EGShares Emerging Markets Metals & Mining ETF	$102,937	$202,053	$224,386	May 21, 2009

EGShares GEMS Composite ETF	$105,756	$183,391	$212,777	July 22, 2009

EGShares Financials GEMS ETF	$33,001	$54,915	$87,309	September 16, 2009

EGShares Emerging Markets Consumer ETF	$4,252,613	$2,063,504	$450,389	September 14, 2010

EGShares Basic Materials GEMS ETF	$21,165	$6,537	N/A	June 23, 2011

EGShares Consumer Goods GEMS ETF	$15,585	$7,465	N/A	June 23, 2011

EGShares Consumer Services GEMS ETF	$14,223	$6,127	N/A	June 23, 2011

EGShares Health Care GEMS ETF	$21,028	$7,316	N/A	June 23, 2011

EGShares Industrials GEMS ETF	$22,279	$7,082	N/A	June 23, 2011

EGShares Technology GEMS ETF	$13,464	$7,406	N/A	June 23, 2011

EGShares Telecom GEMS ETF	$31,983	$3,912	N/A	June 23, 2011

EGShares Utilities GEMS ETF	$23,639	$3,896	N/A	June 23, 2011

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For the last three fiscal years ended March 31, EGA waived fees or reimbursed expenses set forth in the table below.

	2013		2012		2011
Fund	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Date of Commencement of Investment Operations

EGShares Energy GEMS ETF	N/A	$215,938	N/A	$241,525	N/A	$210,541	May 21, 2009

EGShares Emerging Markets Metals & Mining ETF	N/A	$217,494	N/A	$248,722	N/A	$336,681	May 21, 2009

EGShares GEMS Composite ETF	N/A	$239,452	N/A	$226,431	N/A	$461,224	July 22, 2009

EGShares Financials GEMS ETF	N/A	$196,346	N/A	$193,066	N/A	$157,105	September 16, 2009

EGShares Emerging Markets Consumer ETF	N/A	$2,007,207	N/A	$2,063,504	N/A	$265,002	September 14, 2010

EGShares Basic Materials GEMS ETF	N/A	$99,957	N/A	$72,690	N/A	$0	June 23, 2011

EGShares Consumer Goods GEMS ETF	N/A	$119,949	N/A	$81,434	N/A	$0	June 23, 2011

EGShares Consumer Services GEMS ETF	N/A	$46,539	N/A	$78,703	N/A	$0	June 23, 2011

EGShares Health Care GEMS ETF	N/A	$106,504	N/A	$75,875	N/A	$0	June 23, 2011

EGShares Industrials GEMS ETF	N/A	$108,614	N/A	$74,396	N/A	$0	June 23, 2011

EGShares Technology GEMS ETF	N/A	$110,299	N/A	$78,888	N/A	$0	June 23, 2011

EGShares Telecom GEMS ETF	N/A	$110,948	N/A	$78,601	N/A	$0	June 23, 2011

EGShares Utilities GEMS ETF	N/A	$110,150	N/A	$79,181	N/A	$0	June 23, 2011

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as the portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. As of March 31, 2013, Mr. Kang managed 9 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index. The 9 other EGA funds managed by Mr. Kang had, as of March 31, 2013, $247 million in total assets under management. None of the Funds are subject to a performance fee. Mr. Kang does not manage any other accounts.

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Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.

As of March 31, 2013, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust. For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust made payments to BNY Mellon in the amounts of $1,365,491, $1,029,793 and $37,501, respectively, for administrative and accounting services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

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Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

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PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commissions paid by each Fund for the last three fiscal years ended March 31 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2013	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2012	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2011	Date of Commencement of Investment Operations

EGShares Energy GEMS ETF	$3,103	$10,057	$7,248	May 21, 2009

EGShares Emerging Markets Metals & Mining ETF	$3,688	$6,587	$18,822	May 21, 2009

EGShares GEMS Composite ETF	$2,198	$4,285	$27,524	July 22, 2009

EGShares Financials GEMS ETF	$1,099	$2,621	$12,843	September 16, 2009

EGShares Emerging Markets Consumer ETF	$189,480	$66,999	$82,855	September 14, 2010

EGShares Basic Materials GEMS ETF	$1,528	$467	N/A	June 23, 2011

EGShares Consumer Goods GEMS ETF	$864	$1,215	N/A	June 23, 2011

EGShares Consumer Services GEMS ETF	$1,094	$1,116	N/A	June 23, 2011

EGShares Health Care GEMS ETF	$1,653	$751	N/A	June 23, 2011

EGShares Industrials GEMS ETF	$3,328	$2,042	N/A	June 23, 2011

EGShares Technology GEMS ETF	$912	$678	N/A	June 23, 2011

EGShares Telecom GEMS ETF	$1,128	$1,168	N/A	June 23, 2011

EGShares Utilities GEMS ETF	$1,726	$1,063	N/A	June 23, 2011

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Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by EGA and the Distributor (collectively, the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, EGA or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

Fund	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
EGShares Basic Materials GEMS ETF	33%	21%*
EGShares Consumer Goods GEMS ETF	24%	50% *
EGShares Consumer Services ETF	32%	51% *
EGShares Emerging Markets Consumer ETF	7%	3%
EGShares Emerging Markets Metals & Mining ETF	15%	10%
EGShares Energy GEMS ETF	16%	19%
EGShares Financials GEMS ETF	19%	25%
EGShares GEMS Composite ETF	10%	10%
EGShares Health Care GEMS ETF	29%	26%*
EGShares Industrials GEMS ETF	61%	70%*
EGShares Technology GEMS ETF	30%	21%*
EGShares Telecom GEMS ETF	12%	18%*
EGShares Utilities GEMS ETF	36%	27%*

*Not annualized. Fund commenced operations on June 23, 2011.

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ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the management agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is

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shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to EGA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

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In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant) must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. After 4:00 p.m. trades will continue to be accepted until 5:30 p.m., but will be priced at the next-calculated NAV. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a

30

permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of Fund counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

	Standard	Maximum
	Creation/Redemption	Creation/Redemption
Fund	Transaction Fee	Transaction Fee

EGShares GEMS Composite ETF	$2,000	$5,000

EGShares Basic Materials GEMS ETF	$1,000	$1,500

EGShares Consumer Goods GEMS ETF	$1,000	$1,500

EGShares Consumer Services GEMS ETF	$1,000	$1,500

EGShares Energy GEMS ETF	$1,000	$1,500

EGShares Financials GEMS ETF	$1,000	$1,500

EGShares Health Care GEMS ETF	$1,000	$1,500

EGShares Industrials GEMS ETF	$1,000	$1,500

EGShares Technology GEMS ETF	$1,000	$1,500

EGShares Telecom GEMS ETF	$1,000	$1,500

EGShares Utilities GEMS ETF	$1,000	$1,500

EGShares Emerging Markets Metals & Mining ETF	$1,000	$1,500

EGShares Emerging Markets Consumer ETF	$1,000	$1,500

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Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to affect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

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Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds

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in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to EGA, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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The dates in calendar year 2013 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Brazil
Jan. 1 Jan. 21 Feb. 11 Feb. 12 Mar. 28 Mar. 29	Apr. 1 Apr.2 May 1 June 20 June 21	July 9 Aug. 19 Oct. 14 Nov. 25 Dec. 25	Jan. 1 Feb. 11 Feb. 12 Mar. 29 May 1	May 30 Nov. 15 Dec. 25
Chile			China
Jan. 1 Mar. 29 May 1 May 21 July 16	Aug. 15 Sept. 19 Sept. 20 Oct. 31 Nov. 1	Dec. 25 Dec. 31	Jan 1. Jan. 2 Jan. 3 Feb. 11 Feb. 12 Feb. 13 Feb. 14 Feb. 15	Apr. 4 Apr. 5 Apr. 29 Apr. 30 May 1 June 10 June 11 June 12	Sept. 19 Sept. 20 Oct. 1 Oct. 2 Oct. 3 Oct. 4 Oct. 7
Colombia			Egypt The Egyptian market is closed every Friday.
Jan. 1 Jan. 7 Mar. 25 Mar. 28 Mar. 29 May 1	May 13 June 3 Jun10 July 1 Aug. 7	Aug. 19 Oct. 14 Nov. 4 Nov. 11 Dec. 25	Jan. 7 Jan. 24 Apr. 25 May 5 May 6	July 1 July 23 Aug. 8 Oct. 6 Oct. 14	Oct. 15 Oct. 16 Nov. 5
Hong Kong			Hungary
Jan. 1 Feb. 11 Feb. 12 Feb. 13 Mar. 29 Apr. 1	Apr. 4 May 1 May 17 June 12 July 1 Sept. 20	Oct. 1 Oct. 14 Dec. 25 Dec. 26	Jan. 1 Mar. 15 Apr. 1 May 1 May 20	Aug. 19 Aug. 20 Oct. 23 Nov. 1	Dec. 24 Dec. 25 Dec. 26 Dec. 27
India			Indonesia
Jan. 25 Mar. 27 Mar. 29 Apr. 19 Apr. 24	Aug. 9 Aug. 15 Aug. 28 Oct. 2 Oct. 16	Nov. 14 Dec. 25	Jan 1 Jan. 24 Mar. 12 Mar. 29 May 9	June 6 Aug. 5-9 Oct. 14-15 Nov. 5 Dec. 25-26	Dec. 31
Jordan The Jordanian market is closed every Friday.			Kuwait The Kuwaiti market is closed every Friday.
Jan. 1 Jan. 10 Jan. 20 Jan. 23	May 2 Aug. 7-8 Oct. 14-17 Nov. 4	Dec. 25	Jan. 1 Jan. 24 Feb. 24-26 Jane 6	Aug. 7-8 Oct. 14-17 Nov. 15
Malaysia			Mauritius
Jan. 1 Jan. 24 Jan. 28 Feb. 1 Feb. 11-12	May 1 May 24 Aug. 8-9 Sept. 16 Oct. 15	Nov. 5 Dec. 25	Jan. 1-2 Feb. 1 Mar. 12 May 1 Aug. 9	Sept. 10 Nov. 1 Dec. 25

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Mexico			Morocco
Jan. 1 Feb. 4 Mar. 18 Mar. 28-29 May 1	Sept. 16 Nov. 18 Dec. 12 Dec. 25		Jan. 1 Jan. 11 Jan. 24-25 May 1 July 30	Aug. 8-9 Aug. 14 Aug. 20-21 Oct. 15-16 Nov. 5-6	Nov. 18

Peru			Philippines
Jan. 1 Mar. 28-29 May 1 July 29	Aug. 30 Oct. 8 Nov. 1 Dec. 25		Jan. 1 Mar. 28-29 Apr. 0 May 1	May 14 June 12 Aug. 21 Aug. 26	Nov. 1 Dec. 24-25 Dec. 30-31
Poland			Russia
Jan. 1 Apr. 1 May 1 May 3	May 30 Aug. 5 Nov. 1 Nov. 11	Dec. 25-26	Jan. 1-4 Jan 7 Mar. 8 May 1-3	May 9-10 June 12 Nov. 4
Slovenia			South Africa
Jan. 1 Feb. 8 Mar. 29 Apr. 1	May 1 June 25 Aug. 15 Oct. 31	Nov. 1 Dec. 25-26	Jan. 1 Mar. 21 Mar. 29 Apr. 1	May 1 June 17 Aug. 9 Sept. 24	Dec. 16 Dec. 25-26
Thailand			Turkey
Jan. 1 Feb. 25 Apr. 8 Apr. 15-16 May 1	May 6 May 24 July 1 July 22, 2013 Aug. 12	Oct. 23 Dec. 5 Dec. 10 Dec. 31	Jan. 1 Apr. 23 May 1 Aug. 8-9 Aug. 30	Oct. 15-18 Oct. 29
United Kingdom			United States
Jan. 1 Mar. 29 Apr. 1 May 6 May 27	Aug. 26 Dec. 25-26		Jan. 1 Jan. 21 Feb. 18 Mar. 29 May 27	July 4 Sept. 2 Oct. 14 Nov. 11 Nov. 28	Dec. 25
Czech Republic
Jan. 1 Apr. 1 May 1	May 8 July 7 Oct. 28	Dec. 24-26

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

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Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to

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satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover . For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term

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capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such

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securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “ Qualified Dividend Income for Individuals” and “ Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations; (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program; or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of

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dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares,

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reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income; or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

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If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions,

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and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends . In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains; or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either

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forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations; and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax . Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (FATCA) . Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

S&P is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones(R) and the names identifying the Underlying Indices are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by EGA. The Underlying Indices are a product of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by EGA. EGA’s Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of EGA’s Funds or any member of the public regarding the advisability of investing in securities generally or in EGA’s Funds particularly or the ability of the Underlying Indices to track general market performance. S&P Dow Jones Indices’

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only relationship to EGA with respect to the Underlying Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The Underlying Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or EGA’s Funds. S&P Dow Jones Indices have no obligation to take the needs of EGA or the owners of EGA’s Funds into consideration in determining, composing or calculating the Underlying Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of EGA’s Funds or the timing of the issuance or sale of EGA’s Funds or in the determination or calculation of the equation by which EGA’s Funds is to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of EGA’s Funds. There is no assurance that investment products based on the Underlying Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF EGA’S FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND EGA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for their fiscal periods ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I. Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II. Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III. Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

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IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VII. EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.
(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
VIII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

IX.    Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

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The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

X.    Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund. EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC
PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

a.                   Routine Matters

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Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

b.                   Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

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While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

Examples of non-routine matters are set forth below:

(i)                  Board and Management Issues:

                        Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.

                        Replacement. Proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;
•	To overweight company Management on the board;
•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));
•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.

                        Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

                        Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.

(ii)               Compensation, Fees and Expenses: proposals to increase compensation, fees or expenses applicable to the company’s owners.

(iii)              Voting Rights: Proposals that affect shareholder rights to vote, including proposals to:

•	Introduce unequal voting or dividend rights among the classes;
•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	Restrict the owners’ right to act by written consent; or
•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.
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(iv)              Takeover Defenses and Related Actions: proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:

•	Large increases in the amount of stock authorized but not issued;
•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);
•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and
•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

(v)                Reincorporation: proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

(vi)              Debt Issuance and Pledging of Assets for Debt: proposals relating to the issuance of debt, the pledging of assets for debt, or an increase in borrowing powers, including proposals which may:

•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	Increase in the company’s capital over the current outstanding capital.

(vii)            Mergers or Acquisitions

(viii)          Termination or Liquidation of the Company

(ix)              Social & Environmental Issues and Corporate Responsibility: proposals relating to social and environmental issues, including proposals that:

•	Reduce discrimination and pollution,
•	Improve protections to minorities and disadvantaged classes,
•	Increase conservation of resources and wildlife,
•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,
•	Bar or restrict charitable contributions; or
•	Limit corporate political activities.
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c.                    Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

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If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares India Consumer ETF	268461761	INCO
EGShares India Financials ETF	268461753	INFS
EGShares India Health Care ETF	268461746	INHK
EGShares India Industrials ETF	268461720	INID
EGShares India Technology ETF	268461712	INQQ
EGShares India Basic Materials ETF	268461688	INBA
EGShares India Energy ETF	268461670	INEN
EGShares Low Volatility India Dividend ETF	268461662	LVIN
EGShares Low Volatility Emerging Markets Dividend ETF	268461654	HILO
EGShares Emerging Markets Food and Agriculture ETF	268461647	EATS

Prospectus

July 29, 2013

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares India Consumer ETF

Investment Objective

EGShares India Consumer ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Index (the “Consumer Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods and services companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian consumer

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companies as companies that are included in the Consumer Underlying Index at the time of purchase and includes emerging market companies whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco.

The Fund intends to replicate the constituent securities of the Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Consumer Underlying Index is concentrated. The Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s consumer sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian consumer goods and services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs, based on the number of Indian securities that are included in the Consumer Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Consumer Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Consumer Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Consumer Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Consumer Underlying Index is concentrated in the consumer goods and services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting

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that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 23.84% (quarter ended September 30, 2012) and the Fund’s lowest quarterly return was -6.55% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -12.43%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (8/10/11)
Return Before Taxes	51.77%	13.90%
Return After Taxes on Distributions	51.77%	13.90%
Return After Taxes on Distributions and Sale of Fund Shares	33.65%	11.86%
INDXX India Consumer Index (reflects no deduction for fees, expenses or taxes)	54.82%	15.81%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

EGShares India Financials ETF

Investment Objective

EGShares India Financials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Financial Index (the “Financial Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Financial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian financial services companies included in the Financial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Financial Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are financial services companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian financial services companies as companies that are included in the Financial Underlying Index at the time of purchase and includes emerging market companies whose businesses involve: banks; diversified financial services; thrifts and mortgage finance; consumer finance; insurance and capital markets.

5

The Fund intends to replicate the constituent securities of the Financial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Financial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Financial Underlying Index is concentrated. The Financial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s financial sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian financial services industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Financial Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Financial Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Financial Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Financial Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Financial Concentration Because the Financial Underlying Index is concentrated in the financial services industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Companies in the financial services industry are subject to extensive government regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or

6

deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Financial Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

EGShares India Health Care ETF

Investment Objective

EGShares India Health Care ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Healthcare Index (the “Healthcare Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Healthcare Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are healthcare companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian healthcare companies as companies that are included in the Healthcare Underlying Index at the time of purchase and includes emerging market companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology.

8

The Fund intends to replicate the constituent securities of the Healthcare Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Healthcare Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s healthcare sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian healthcare industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Healthcare Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Healthcare Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Healthcare Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Healthcare Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Healthcare Concentration Because the Healthcare Underlying Index is concentrated in the healthcare industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

9

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Healthcare Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

EGShares India Industrials ETF

Investment Objective

EGShares India Industrials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Industrial Index (the “Industrial Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Industrial Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian industrial companies included in the Industrial Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Industrial Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are industrial companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian industrial companies as companies that are included in the Industrial Underlying Index at the time of purchase. Industrial companies include emerging market

11

companies whose businesses involve: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation, and support services.

The Fund intends to replicate the constituent securities of the Industrial Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Industrial Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Industrial Underlying Index is concentrated. The Industrial Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s industrial sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian industrial industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Industrial Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Industrial Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Industrial Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Industrial Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Industrial Concentration Because the Industrial Underlying Index is concentrated in the industrial sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector. Government regulation, world events and economic conditions affect the performance of companies in the industrial sector.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or

12

deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Industrial Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

EGShares India Technology ETF

Investment Objective

EGShares India Technology ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Technology Index (the “Technology Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Technology Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian technology companies included in the Technology Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Technology Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are technology companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian technology companies as companies that are included in the Technology Underlying Index at the time of purchase. Technology companies

14

include emerging market companies whose businesses involve: diversified telecommunication, electrical equipment, IT services, software, and wireless telecommunication services.

The Fund intends to replicate the constituent securities of the Technology Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Technology Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Technology Underlying Index is concentrated. The Technology Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s technology sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian technology industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Technology Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Technology Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Technology Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Technology Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Technology Concentration Because the Technology Underlying Index is concentrated in the technology industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

15

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Technology Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

EGShares India Basic Materials ETF

Investment Objective

EGShares India Basic Materials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Basic Materials Index (the “Basic Materials Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Basic Materials Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian basic materials companies included in the Basic Materials Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Basic Materials Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are basic materials companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian basic materials companies as companies that are included in the Basic Materials Underlying Index at the time of purchase. Basic materials companies include emerging market companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.

17

The Fund intends to replicate the constituent securities of the Basic Materials Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Basic Materials Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Basic Materials Underlying Index is concentrated. The Basic Materials Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s basic materials sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian basic materials industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Basic Materials Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Basic Materials Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Basic Materials Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Basic Materials Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Basic Materials Concentration Because the Basic Materials Underlying Index is concentrated in the basic materials industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

18

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Basic Materials Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

EGShares India Energy ETF

Investment Objective

EGShares India Industrials ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Energy Index (the “Energy Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Energy Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian energy companies included in the Energy Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Energy Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are energy companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian energy companies as companies that are included in the Energy Underlying Index at the time of purchase. Energy companies include emerging market companies whose businesses involve: oil and gas production, oil equipment, services and distribution, alternative energy, and energy traders.

20

The Fund intends to replicate the constituent securities of the Energy Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Energy Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Energy Underlying Index is concentrated. The Energy Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s energy sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian energy industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Energy Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Energy Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Energy Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Energy Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Energy Concentration Because the Energy Underlying Index is concentrated in the oil and gas industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

21

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Energy Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

EGShares Low Volatility India Dividend ETF

Investment Objective

EGShares Low Volatility India Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India High Income Low Beta Index (the “India HILB Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian companies included in the India HILB Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the India HILB Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in India having a market capitalization of at least $250 million at the time of purchase. The India HILB Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Indian companies that INDXX, LLC determines to have lower relative volatility (i.e.,

23

low beta) than the INDXX Indian Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 50 leading companies traded on the National Stock Exchange of India and the Bombay Stock Exchange. The components of the India HILB Underlying Index will have also paid dividends consistently over the last three years. The India HILB Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a greater dividend yield (i.e., high income), than the BSE SENSEX Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the India HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India HILB Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India HILB Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India HILB Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India HILB Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or

24

deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India HILB Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

EGShares Low Volatility Emerging Markets Dividend ETF

Investment Objective

EGShares Low Volatility Emerging Markets Dividend ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Market High Income Low Beta Index (the “HILB Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of the portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILB Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the HILB Underlying Index and, generally expects, to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the HILB Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase. The HILB Underlying Index is a dividend yield weighted stock market index

26

comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the broad market benchmark indices of the local exchanges in which the component securities trade. The components of the HILB Underlying Index will have also paid dividends consistently over the last three years. The HILB Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a greater dividend yield (i.e., high income), than the MSCI Emerging Market Index, although there is no guarantee that this result will be obtained. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the HILB Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILB Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the HILB Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILB Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the HILB Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the HILB Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the HILB Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILB Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

27

Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the HILB Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

28

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 11.17% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -7.55% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2013): -7.41%

Average Annual Total Return as of December 31, 2012

	1 Year	Since Inception (8/4/11)
Return Before Taxes	16.33%	5.06%
Return After Taxes on Distributions	15.25%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	11.62%	4.12%
INDXX Emerging Market High Income Low Beta Index (reflects no deduction for fees, expenses or taxes)	18.22%	6.56%

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has managed the Fund since the its commencement of operations in 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

29

EGShares Emerging Markets Food and Agriculture ETF

Investment Objective

EGShares Emerging Markets Food and Agriculture ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Food and Agriculture Index (the “Food and Agriculture Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Food and Agriculture Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the Food and Agriculture Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Food and Agriculture Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are food and agriculture companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase. The Fund defines food and agriculture companies as companies that are included in the Food and Agriculture Underlying Index at the time of purchase. Food and agriculture companies include emerging market companies whose businesses involve: restaurants, paper packaging,

30

metal and glass containers, commodity chemicals, fertilizers and agricultural chemicals, brewers, distillers and vintners, soft drinks, agricultural products, and packaged foods and meats.

The Fund intends to replicate the constituent securities of the Food and Agriculture Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Food and Agriculture Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Food and Agriculture Underlying Index is concentrated. The Food and Agriculture Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of emerging markets food and agriculture sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the emerging markets food and agriculture companies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Food and Agriculture Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Food and Agriculture Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Food and Agriculture Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Food and Agriculture Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Food and Agriculture Concentration Because the Food and Agriculture Underlying Index is concentrated in the food and agriculture industry of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of the food and agriculture industry is closely tied to economic forces and government policies and regulations affecting the food and agriculture industry, as well as the weather.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

31

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities, price volatility, inflation or deflation, restrictions on foreign investment, nationalization, higher taxation, economic and political instability, pervasive corruption and crime, less governmental regulation, and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Food and Agriculture Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the portfolios of the Trust since the Trust’s commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the Fund Summaries section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Emerging Market Companies The EGShares Low Volatility Emerging Markets Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF define “emerging market” companies as companies that are included in its corresponding Underlying Index. The Underlying Indices are comprised of emerging market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,025 or less) and high income countries ($12,476 or more). (Source: The World Bank). All of the Funds consider Indian companies to be emerging market companies.

Underlying Index From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). A Fund will also rebalance its portfolio securities promptly following the annual or quarterly rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund intends to replicate the constituent securities of its Underlying Index as closely as possible using American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or ordinary local shares (including through a Mauritius Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in the discretion of Emerging Global Advisors, LLC (“EGA” or the “Adviser”), the Funds’ investment adviser, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Each Underlying Index is comprised of publicly traded firms in their corresponding sectors. In determining whether a publicly traded firm belongs to a specific sector, each Underlying Index relies on the INDXX Sectoral Classification System (“INDXXSC”), which is a detailed structure to classify companies as per the sector and subsectors. The process allocates companies to the sectors whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine its relevant sector.

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•	Consumer Underlying Index. Consumer goods and services companies generally include companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.
•	Financial Underlying Index. Financial services companies generally include companies whose businesses involve: banks; diversified financial services; thrifts and mortgage finance; consumer finance; insurance; and capital markets.
•	Healthcare Underlying Index. Healthcare companies generally include companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology.
•	Industrial Underlying Index. Industrial companies generally include companies whose businesses involve: construction and materials; aerospace and defense; general industrial; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.
•	Technology Underlying Index. Technology companies generally include companies whose businesses involve: diversified telecommunication; electrical equipment; IT services; software; and wireless telecommunication services.
•	Basic Materials Underlying Index. Basic Materials companies generally include companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.
•	Energy Underlying Index. Energy companies generally include companies whose businesses involve: oil and gas production; oil equipment, services and distribution; alternative energy; and energy traders.
•	India HILB Underlying Index and HILB Underlying Index. High income low beta companies are generally those with high income (i.e. dividend) producing equity securities with low betas and correlation to traditional market exposures.
•	Food and Agriculture Underlying Index. Food and agriculture companies generally include companies whose businesses involve: restaurants; paper packaging; metal and glass containers; commodity chemicals; fertilizers and agricultural chemicals; brewers; distillers and vintners; soft drinks; agricultural products; and packaged foods and meats.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily net asset value (“NAV”).

Mauritius Subsidiaries The EGShares India Consumer ETF invests substantially all of its assets in a Mauritius Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India. The EGShares Low Volatility Emerging Markets Dividend ETF may invest a portion of its assets in a Mauritius

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Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India. Through this investment structure, each Fund obtains benefits under the tax treaty between Mauritius and India.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Equity Securities (all Funds) The price of one or more of the equity securities in a Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance (all Funds) Because the shares of each Fund (“Shares”) are exchange-traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds) Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

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•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Indian Securities (all Funds, except for the EGShares Low Volatility Emerging Markets Dividend ETF and the EGShares Emerging Markets Food and Agriculture ETF) The performance of the Funds is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken

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by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect these Funds’ performance.

The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in a Fund’s portfolio.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to a Fund.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect a Fund.

These Funds’ performance will be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, a Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for a Fund to effect service of process in India, and if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.

Agriculture occupies a prominent position in the Indian economy. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds. These and other factors could have a negative impact on a Fund’s performance.

India has a substantial electricity deficit, which has led to frequent blackouts. Electricity demand growth has outpaced energy generation. The resulting shortages have lowered production and added to companies’ costs in India. The International Monetary Fund (“IMF”) notes that a major global financial shock would present serious funding and liquidity risks for India. A sovereign credit downgrade could severely complicate the financing of India’s current account deficit and debt refinancing. Failure to ease supply constraints, especially for power, could further weigh down growth. Should the government resort to expansionary fiscal policy, there could be a negative impact on inflation and India’s current account deficit.

Mauritius Subsidiary (EGShares India Consumer ETF and EGShares Low Volatility Emerging Markets Dividend ETF) Each Fund conducts its investment activities in India through its Mauritius Subsidiary, each of which is a wholly owned subsidiary of the respective Fund in the Republic of Mauritius. Each Mauritius Subsidiary will seek to maintain residency in Mauritius in order to allow the Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. Each Mauritius Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. Recently, however, general anti-avoidance rules (“GAAR”) have been introduced in India the application of which might result in a Mauritius Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently

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scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. There can be no assurance that the Mauritius Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment, or that the terms of the treaty between India and Mauritius will not be renegotiated in the future or subject to a different interpretation. Any change in the provisions of this treaty (for instance, by including a limitation of benefits clause), in its applicability to a Mauritius Subsidiary, any assertion that a Subsidiary is in violation of GAAR when effective, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on a Mauritius Subsidiary by India, which could reduce the return to a Fund on its investments.

Small and Mid-Cap Companies (all Funds) Stocks of small and mid-capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small and mid-capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains, as well as increase tracking error versus each Fund’s Underlying Index.

Consumer Goods and Services (EGShares India Consumer ETF) The Indian consumer goods and services industries depend heavily on disposable household income and consumer spending. The Indian consumer goods and services industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Companies in the Indian consumer goods and services industries may be subject to competitive forces (including competition brought by an influx of foreign brands) which may have an adverse impact on their profitability. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in the Consumer Underlying Index. In addition, the low quality of Indian infrastructure, and in particular, distribution networks, may impose logistical costs on the consumer goods and services industries.

Financials Risk (EGShares India Financials ETF) The Indian financials industry is subject to extensive governmental control, protection and regulation, which may adversely affect the scope of financials industry firm activities, the prices they can charge and the amount of capital they must maintain. Policies and regulations implemented by the Reserve Bank of India, which serves as the country’s central bank, may also have an adverse impact on Indian financial institutions. The Indian financials industry is exposed to risks that may impact the value of investments in the financial industry more severely than investments outside this sector, including operating with substantial financial leverage. The Indian financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. India poses additional unique risks with respect to the financials industry, such as the fact that only a small portion of the population holds insurance. In addition, a portion of the Indian population practices Islam, for which Shariah finance may prove to be a more appropriate form of financial services than Western-style financial services. The IMF has also noted that the quality of assets held by banks is deteriorating.

Healthcare Risk (EGShares India Health Care Fund) The profitability of companies in the Indian healthcare industry may be affected by government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, limited number of products, industry innovation, changes in technologies and other market developments. In general, the Indian healthcare industry suffers from poor infrastructure and inefficiencies in management and staffing. Moreover, the healthcare industry faces a shortage of trained medical personnel. These issues are particularly evident in rural areas, where access to healthcare is more limited than in urban areas. In addition, the Indian population suffers from a widespread lack of healthcare insurance, with the majority of medical care being paid for out-of-pocket. The Indian healthcare

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industry has seen intellectual property violations, with instances of unethical and illegal behavior by Indian pharmaceutical companies (in particular with respect to improper copies of Western medical products).

Industrial Risk (EGShares India Industrials ETF) The stock prices of companies in the Indian industrial sector are affected by supply and demand both for their specific product or service and for industrial industry products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the Indian industrial sector. India lacks a well-developed infrastructure, which may impose additional costs on the industrial sector.

Technology Risk (EGShares India Technology ETF) Technology investment risk is the risk that securities of Indian technology companies may be subject to greater volatility than stocks of companies in other market sectors. Indian technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Indian technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Intellectual property rights protections in India may not be as robust as in more developed countries. India lacks a well-developed infrastructure, which may impose additional costs on the technology sector.

Basic Materials Risk (EGShares India Basic Materials ETF) Issuers in the Indian basic materials industry could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the Indian basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations. India lacks a well-developed infrastructure, which may impose additional costs on the basic materials sector.

Energy Risk (EGShares India Energy ETF) India obtains a large quantity of its oil and gas from foreign sources, and as such, the profitability of companies in the Indian oil and gas industry is related to worldwide energy prices, exploration, and production spending. Companies in the Indian oil and gas industry may also be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (i.e., expropriation, nationalization, confiscation of assets and coups, social unrest, violence or labor unrest). Companies in the Indian oil and gas industry may be adversely affected by natural disasters or other catastrophes. While the Indian government has taken steps to deregulate its oil and gas industry and bring about greater involvement by foreign investors, its oil and gas industry continues to be dominated by state-owned enterprises. Domination of the Indian oil and gas industry by state-owned enterprises can create monopolistic conditions and barriers to entry for private firms. Indian power companies have recently experienced supply bottlenecks, which could impact the performance of such companies.

Food and Agriculture Risk (EGShares Emerging Markets Food and Agriculture ETF) The profitability of companies in the food and agriculture industry in emerging market countries is related to economic forces, including forces affecting the agricultural commodity, energy and financial markets, as well as government policies and regulations. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the food and agriculture industry must comply with a broad range of environmental laws and regulations which could adversely affect the Fund. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the food and agriculture business. Weather events, such as droughts, can have an impact on the food and agriculture industry.

High Income Low Beta Risk (EGShares Low Volatility India Dividend ETF and EGShares Low Volatility Emerging Markets Dividend ETF) Because the Underlying Indices for these Funds are comprised of securities of high dividend-paying (i.e., high income) companies that exhibit lower relative volatility (i.e., low beta) than broad market indices, the Funds may be adversely affected by increased price volatility of securities in such companies, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting such companies. Beta is a measure of how closely correlated a stock’s returns are to that of the market. A low beta generally indicates that a security experiences less variation than the market as a whole, which could impact

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returns. In addition, the Funds’ ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by each Fund. Changes in the dividend policies of companies held by a Fund could make it difficult for the Fund to provide a predictable level of income.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

More information about the Funds’ investment strategies is presented under “Additional Securities, Investments and Strategies” below and in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. Each Fund currently does not participate in a securities lending program.

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DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee, will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC or of the DTC participant broker through whom you hold your Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust, and each Fund is a separate series of the Trust. The Trust’s Board of Trustees (the “Board”) is responsible

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for its overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the sole investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2013, EGA had approximately $1,227 million in assets under discretionary management while serving as investment adviser to 22 operational series of the Trust. Under its investment advisory agreement with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses (the “Unified Fee”).

EGA will receive the following advisory fees from each of Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares India Consumer ETF	0.89%
EGShares India Financials ETF	0.89%
EGShares India Health Care ETF	0.89%
EGShares India Industrials ETF	0.89%
EGShares India Technology ETF	0.89%
EGShares India Basic Materials ETF	0.89%
EGShares India Energy ETF	0.89%
EGShares Low Volatility India Dividend ETF	0.89%
EGShares Low Volatility Emerging Markets Dividend ETF	0.85%
EGShares Emerging Markets Food and Agriculture ETF	0.85%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders dated March 31, 2013.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and has managed portfolios of the Trust since the Trust’s commencement of operations in 2009. Mr. Kang joined EGA in October 2008. Prior to that, Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

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HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “Intraday Indicative Value” or “IIV”). This IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

S&P Dow Jones Indices, its affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

Frequent Purchases and Redemptions of the Funds’ Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“APs”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are affected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these

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fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders; and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund, except the EGShares Low Volatility India Dividend ETF and EGShares Low Volatility Emerging Markets Dividend ETF, expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Each of the EGShares Low Volatility India Dividend ETF and EGShares Low Volatility Emerging Markets Dividend ETF expect to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Fund Shares, a Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.

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A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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MAURITIUS TAX STATUS

The EGShares India Consumer ETF and EGShares Low Volatility Markets ETF each conduct its investment activities in India through a Mauritius Subsidiary, each of which is a wholly owned subsidiary of the respective Fund. Each Mauritius Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, each Mauritius Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Mauritius Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. Each Mauritius Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Mauritius Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.

Each Mauritius Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, each Mauritius Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Funds outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, each Mauritius Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Mauritius Subsidiary to a Fund are exempt from Mauritius tax. Provided that each Mauritius Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by a Mauritius Subsidiary is as follows:

(i)	Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.
(ii)	Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).
(iii)	Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to each Mauritius Subsidiary.
(iv)	Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Mauritius Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that each Mauritius Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Funds. However, there can be no assurance that a Mauritius Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiaries was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Recently, general anti-avoidance rules (“GAAR”) were introduced in India the application of which might result in a Mauritius Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. Any change in the Treaty’s application could have a material adverse effect on the returns of the Funds.

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It is currently not clear whether income from each Mauritius Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to a Mauritius Subsidiary or a Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Mauritius Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Mauritius Subsidiary does not have a permanent establishment in India. Each Mauritius Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Mauritius Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Mauritius Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Mauritius Subsidiary is less than 18% of its book profits, then the Mauritius Subsidiary would be deemed to owe taxes of 18% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Mauritius Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

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Securities for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not affect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing may result in using prices for those investments that differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administration and accounting services agent, transfer agent and custodian.

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides the Trust with an Anti-Money Laundering Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

Each Underlying Index is compiled by INDXX. INDXX is not affiliated with the Funds or EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments. The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
INDXX India Consumer Index	IINCO
INDXX India Financial Index	IINFS
INDXX India Healthcare Index	IINHK
INDXX India Industrial Index	IINID
INDXX India Technology Index	IINQQ
INDXX India Basic Materials Index	IINBA
INDXX India Energy Index	IINEN
INDXX India High Income Low Beta Index	IINLH
INDXX Emerging Market High Income Low Beta Index	IHILO
INDXX Emerging Markets Food and Agriculture Index	IEATS

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“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA makes no warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

The index universe (“Index Universe”) for the Underlying Indices, except for the INDXX Emerging Market High Income Low Beta Index and INDXX Emerging Markets Food and Agriculture Index, is defined as all publicly traded stocks domiciled in India. Indian companies in each of the INDXX India Consumer Index, INDXX India Financial Index, INDXX India Healthcare Index, INDXX India Industrial Index, INDXX India Technology Index, INDXX India Basic Materials Index, INDXX India Energy Index and INDXX India High Income Low Beta Index must be traded on more than one exchange. The Index Universe for the INDXX Emerging Market High Income Low Beta Index and INDXX Emerging Markets Food and Agriculture Index is defined as all publicly traded stocks domiciled in Emerging Markets countries, such as Argentina, Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Ukraine, Brazil, China, India, Thailand and Turkey. Emerging Market countries are categorized as emerging market countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the International Monetary Fund. Specific criteria related to individual indices are applied to the Index Universe.

Specific criteria related to individual indices are applied to the Index Universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of each Fund’s Shares is typically slightly higher or lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per Share NAV of the EGShares India Consumer ETF and EGShares Low Volatility Emerging Markets Dividend ETF and the market trading price of the Funds during

49

various time periods is available by visiting the Funds’ website at www.egshares.com. The remainder of the Funds have not yet commenced operations and, therefore, do not have information about the differences between the Funds’ daily market price on the Exchange and their NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-l under the 1940 Act (the “Rule 12b-1 Plan”). In accordance with its Rule 12b-l Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the EGShares India Consumer ETF and EGShares Low Volatility Emerging Markets Dividend ETF for the period of the Funds’ operations. The remainder of the Funds have not yet commenced operations and, therefore, do not have financial information. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

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Financial Highlights

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Consumer ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period August 10, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$19.08	$20.00
Investment operations:
Net investment loss[2]	(—)[3]	(—)[3]
Net realized and unrealized gain (loss) on investments and foreign currency translations	3.02 [4]	(0.92)[4]
Total from investment operations	3.02	(0.92)
Distributions to shareholders:
Net investment income	—	—
Net asset value, end of period	$22.10	$19.08
NET ASSET VALUE TOTAL RETURN[5]	15.83%	(4.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,631	$1,908
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.89%	0.89%[6]
Expenses, prior to expense reimbursements/waivers	4.31%	6.16%[6]
Net investment loss	(0.00)%[7]	(0.04)%[6]
Portfolio turnover rate	50%	104%[8]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $(0.005).
4	The realized and unrealized gain or loss on investments and foreign currency transactions does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions and/or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.
5	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
6	Annualized.
7	Less than (0.005)%
8	Not annualized.

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Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)

	For the Year Ended March 31, 2013	For the Period August 4, 2011[1] Through March 31, 2012
Net asset value, beginning of period	$20.09	$20.00
Investment operations:
Net investment income[2]	0.86	0.33
Net realized and unrealized gain (loss) on investments and foreign currency translations	(0.09)[3]	0.13
Total from investment operations	0.77	0.46
Distributions to shareholders:
Net investment income	(1.06)	(0.37)
Net asset value, end of period	$19.80	$20.09
NET ASSET VALUE TOTAL RETURN[4]	4.12%	2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$89,122	$59,255
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	0.85%	0.85%[5]
Expenses, prior to expense reimbursements/waivers	1.43%	2.07%[5]
Net investment income	4.45%	2.62%[5]
Portfolio turnover rate	86%	45%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized loss on investments and foreign currency transactions does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions and/or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.
5	Annualized.
6	Not annualized.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus (i.e., it is legally considered a part of this Prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room at the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global
Shares Trust

EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India
Dividend ETF

EGShares Low Volatility Emerging
Markets Dividend ETF

EGShares Emerging Markets Food
and Agriculture ETF

PROSPECTUS

July 29, 2013

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2013

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in fifty-nine separate and distinct series, representing separate portfolios of investments.  This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca
EGShares India Consumer ETF	268461761	INCO
EGShares India Financials ETF	268461753	INFS
EGShares India Health Care ETF	268461746	INHK
EGShares India Industrials ETF	268461720	INID
EGShares India Technology ETF	268461712	INQQ
EGShares India Basic Materials ETF	268461688	INBA
EGShares India Energy ETF	268461670	INEN
EGShares Low Volatility India Dividend ETF	268461662	LVIN
EGShares Low Volatility Emerging Markets Dividend ETF	268461654	HILO
EGShares Emerging Markets Food and Agriculture ETF	268461647	EATS

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund.  ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2013. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347.  The Prospectus contains more complete information about the Funds.  You should read it carefully before investing.

Not FDIC Insured.  May lose value.  No bank guarantee.

TABLE OF CONTENTS
Page
GENERAL INFORMATION ABOUT THE TRUST

EXCHANGE LISTING AND TRADING

INVESTMENT STRATEGIES

SPECIAL CONSIDERATIONS

INVESTMENT RESTRICTIONS

MANAGEMENT OF THE TRUST

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

ADDITIONAL INFORMATION CONCERNING SHARES

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

TAXES

DETERMINATION OF NET ASSET VALUE

DIVIDENDS AND DISTRIBUTIONS

DISCLAIMER

FINANCIAL STATEMENTS

APPENDIX A

APPENDIX B

1 2 3 6 7 8 14 18 19 21 29 40 41 41 41 A-1 B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares (“Shares”) of fifty-nine separate non-diversified series, representing separate portfolios of investments.

The Funds are exchange-traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a small cash payment referred to as the “Cash Component.”  Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.  Retail investors, therefore, generally will not be able to purchase the Shares directly.  Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance.  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 50,000 Shares or more.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI.  In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The EGShares India Consumer ETF invests substantially all of its assets in wholly owned subsidiaries organized in the Republic of Mauritius (each, a “Mauritius Subsidiary”), which, in turn, invest at least 90% of their assets in Indian securities.  The EGShares Low Volatility Emerging Markets Dividend ETF may invest its assets in a Subsidiary, which in turn, invests at least 90% of its assets in Indian securities.  Each Mauritius Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund. An “Expert Investor” is an investor such as a Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Subsidiaries have been incorporated as Global Business Companies and have been issued a Category 1 License by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this License, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiaries or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Subsidiaries are not protected by any statutory compensation arrangements in the Republic of Mauritius in the event of a Mauritius Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLFT Code”) issued by the Financial Services Commission of Mauritius, a Subsidiary or its agents will require every applicant for shares (such as a Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any crime.  The request for information may be reduced where an application is a regulated financial services business

1

based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLFT Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, a Mauritius Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Investors such as a Fund should note specifically that a Mauritius Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid.  Redemption proceeds will not be paid to a third-party account.

Each applicant for shares must acknowledge that a Mauritius Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by a Mauritius Subsidiary has not been provided by the applicant.

Each Fund, as the sole shareholder of each Mauritius Subsidiary, will satisfy all applicable requirements under the PMLFT Code in order to purchase and redeem shares of a Mauritius Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of the underlying index on which a Fund is based is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs.  IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

2

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.   The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that under the 1933 Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.  Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.  Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

3

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”).  For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.  Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs.  Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”).  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.  While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies.  Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States.  For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.  Brokerage commissions and other fees generally are higher for foreign securities.  The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

4

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

The Funds may invest in securities of small and medium capitalization companies.  To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies.  Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.  Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase.  Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.  To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change).  Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.  To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes.  A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the

5

collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Designated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Designated Assets.”) Such Designated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act.  The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.  Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.  There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices.  Several factors may affect their ability to achieve this correlation, however.  Among these factors are:  (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the

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investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s underlying index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index.  While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector.  That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.  Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.
(3)	Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.
(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

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(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Board is composed of four Trustees, three of whom are independent.  The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act).  The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers.  Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Funds, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

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Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens 66	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	59	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir 62	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	59	None

Jeffrey D. Haroldson 56	Trustee	Since 2009	Ridgewood Capital, LLC, President, since 2011; HDG Mansur Advisors Capital Group, LLC (international real estate company), President, 2004-2011.	59	None

Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith (3) 52	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and Chief Executive Officer, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	59	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of fifty-nine Funds.
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ adviser.
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Officers
The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450 52	Executive Vice President	Since 2011	Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 - 2011; UBS (and its predecessor, PaineWebber), 1983 - 2009 (including various executive positions starting in 2001.)

Susan Ciccarone ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 40	Principal Financial Officer and Treasurer	Since 2013	Emerging Global Advisors LLC, Member and Chief Financial Officer since August 2012. Goldman, Sachs & Co., Managing Director, Financial Institutions Group, 2009-2012. UBS Investment Bank, Executive Director, Director, Associate Director, 2002 – 2009.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 36	Chief Compliance Officer	Since 2010	ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; BPV Family of Funds, Chief Compliance Officer, since September 2011; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2012, the Independent Trustees did not own any securities issued by EGA, the Distributor, or any company controlling, controlled by, or under common control with EGA or the Distributor.  Information relating to each Trustee’s ownership (including the ownership of his immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2012 is set forth in the chart below.

Name	Fund	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	EGShares Low Volatility Emerging Markets Dividend ETF	$10,001–$50,000	$50,001–$100,000
Ron Safir		$0	$0
Jeffrey D. Haroldson		$0	$0

Interested Trustee:

Robert C. Holderith		$0	$10,001–$50,000

As of December 31, 2012, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

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Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2013:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees

Independent Trustees:
Robert Willens	$16,750	$0	$16,750
Ron Safir	$14,250	$0	$14,250
Jeffrey D. Haroldson	$16,250	$0	$16,250

Interested Trustee:
Robert C. Holderith	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust.  The Trust pays each Trustee who is not affiliated with EGA an annual retainer of $15,000 plus $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended.  The Trust pays the Audit Committee Chair an annual retainer of $10,000. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee.   The Audit Committee is composed of all of the Independent Trustees.  Robert Willens is the Chairman of the Audit Committee.  The Audit Committee has the responsibility, among other things, to:  (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board.  There were four Audit Committee meetings during the fiscal year ended March 31, 2013.

Nominating and Governance Committee.  The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review independent Board member compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the fiscal year March 31, 2013.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders.  The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

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Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds.  The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks.  The Independent Trustees meet at least quarterly in executive session with the CCO, and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies.  In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund.  Because the Funds had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of the Funds.  As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the Shares of the Trust (all series taken together).

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As of June 28, 2013, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Name and Address	Percent Owned
EGShares India Consumer ETF
BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	17.54%

MERRIL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	11.97%

TD WATER 77 BLOOR STREET WEST TORONTO ON M4Y 2T1 CANADA	5.93%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	8.83%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	6.66%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	11.42%

JPMC CLEAR 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	6.40%

EGShares Low Volatility Emerging Markets Dividend ETF
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.02%

UBS 1200 HARBOR BLVD WEEHAWKEN NJ 07086	12.31%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	9.68%

FIRST CLEARING 2801 MARKET STREET ST. LOUIS MO 63103	8.49%

LPL FIN CO 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	6.88%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	17.73%

MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES ST BALTIMORE MD 21231	15.77%

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INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING

AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the sole investment adviser to all of the series in the Funds.

The Adviser provides investment advisory services to each Fund pursuant to an amended and restated Investment Advisory Agreement dated March 1, 2013, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

Effective April 1, 2013, EGA replaced the fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were obligated to pay these expenses through March 31, 2013, although EGA had entered into an annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets

EGShares India Consumer ETF	0.89%
EGShares India Financials ETF	0.89%
EGShares India Health Care ETF	0.89%
EGShares India Industrials ETF	0.89%
EGShares India Technology ETF	0.89%
EGShares India Basic Materials ETF	0.89%
EGShares India Energy ETF	0.89%
EGShares Low Volatility India Dividend ETF	0.89%
EGShares Low Volatility Emerging Markets Dividend ETF	0.85%
EGShares Emerging Markets Food and Agriculture ETF	0.85%

Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. EGA received the same compensation as sub-adviser that it currently receives as investment adviser. The Unified Fee, under which EGA pays all of the ordinary operating expenses of each Fund, became effective on April 1, 2013.

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The advisory fees paid to ALPS by each Fund that had commenced investment operations as of the date of this SAI are set forth in the table below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Advisory Fees Paid for the Fiscal Year Ended March 31, 2012	Date of Commencement of Investment Operations

EGShares Low Volatility Emerging Markets Dividend ETF	$72,168	$47,842	August 4, 2011
EGShares India Consumer ETF	$3,104	$9,602	August 10, 2011

The advisory and sub-advisory fees paid to EGA by each Fund that had commenced investment operations as of the date of this SAI are set forth in the table below.

Fund	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2012	Date of Commencement of Investment Operations

EGShares Low Volatility Emerging Markets Dividend ETF	$604,957	$93,059	August 4, 2011
EGShares India Consumer ETF	$27,262	$15,258	August 10, 2011

EGA waived fees or reimbursed expenses for each Fund that had commenced investment operations as of the date of this SAI as set forth in the table below.

	2013		2012		Date of
Fund	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Commencement of Investment Operations

EGShares Low Volatility Emerging Markets Dividend ETF	N/A	$429,697	N/A	$166,793	August 4, 2011
EGShares India Consumer ETF	N/A	$107,199	N/A	$103,605	August 10, 2011

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA.  As of March 31, 2013, Mr. Kang managed 20 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an underlying index.  The 20 other EGA funds managed by Mr. Kang had, as of March 31, 2013, $1 billion in total assets under management.  None of the Funds are subject to a performance fee.  Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its underlying index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

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Portfolio Manager’s Ownership of Shares of the Funds. As of March 31, 2013, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds.  Its principal address is One Wall Street, New York, NY 10286.  Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund.  In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.  As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.  For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust made payments to BNY Mellon in the amounts of $1,365,491, $1,029,793 and $37,501, respectively, for administrative services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement.  Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services.  BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.  As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust.  As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Distributor

ALPS, is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement.  As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as counsel to the Trust.

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Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series' Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor.  The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services.  Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.  There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees.  All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund.  The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned.  The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds.  In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

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PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution.  When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers.  EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commissions paid by each Fund that had commenced investment operations as of the date of this SAI are set forth in the table below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2013	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2012	Date of Commencement of Investment Operations

EGShares India Consumer ETF	$9,463	$7,445	August 10, 2011
EGShares Low Volatility Emerging Markets Dividend ETF	$145,854	$46,403	August 4, 2011

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day that the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds.  EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority.  Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by EGA and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided.  The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, EGA or the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

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Portfolio Turnover

Fund	Fiscal Year Ended March 31, 2013	Fiscal Year Ended March 31, 2012
EGShares India Consumer ETF	50%	104%*
EGShares Low Volatility Emerging Markets Dividend ETF	86%	45%#
*Not annualized. Fund commenced operations on August 10, 2011. #Not annualized. Fund commenced operations on August 4, 2011.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value.  Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders.  Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares.  The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected.  In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund.  No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares.  The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and By-Laws and requirements of law.

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them.  As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.  Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.  In addition, certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.  Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to EGA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

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In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. For EGShares India Consumer ETF and EGShares Low Volatility Emerging Markets Dividend ETF, after 4:00 p.m. trades will continue to be accepted until 5:30 p.m., but will be priced at the next-calculated NAV. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the

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Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component; plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80%

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or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
EGShares India Consumer ETF	$1,000	$1,500
EGShares India Financials ETF	$1,000	$1,500
EGShares India Health Care ETF	$1,000	$1,500
EGShares India Industrials ETF	$1,000	$1,500
EGShares India Technology ETF	$1,000	$1,500
EGShares India Basic Materials ETF	$1,000	$1,500
EGShares India Energy ETF	$1,000	$1,500
EGShares Low Volatility India Dividend ETF	$1,000	$1,500
EGShares Low Volatility Emerging Markets Dividend ETF	$1,000	$1,500
EGShares Emerging Market Food and Agriculture ETF	$1,000	$1,500

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

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With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to affect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105%, which EGA may change from time to time, of the value of the missing shares.

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The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates

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and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2013 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Brazil
Jan. 1 Jan. 21 Feb. 11 Feb. 12 Mar. 28 Mar. 29	Apr. 1 Apr.2 May 1 June 20 June 21	July 9 Aug. 19 Oct. 14 Nov. 25 Dec. 25	Jan. 1 Feb. 11 Feb. 12 Mar. 29 May 1	May 30 Nov. 15 Dec. 25
Chile			China
Jan. 1 Mar. 29 May 1 May 21 July 16	Aug. 15 Sept. 19 Sept. 20 Oct. 31 Nov. 1	Dec. 25 Dec. 31	Jan. 1 Jan. 2 Jan. 3 Feb. 11 Feb. 12 Feb. 13 Feb. 14 Feb. 15	Apr. 4 Apr. 5 Apr. 29 Apr. 30 May 1 June 10 June 11 June 12	Sept. 19 Sept. 20 Oct. 1 Oct. 2 Oct. 3 Oct. 4 Oct. 7
Colombia			Egypt The Egyptian market is closed every Friday.
Jan. 1 Jan. 7 Mar. 25 Mar. 28 Mar. 29 May 1	May 13 June 3 Jun10 July 1 Aug. 7	Aug. 19 Oct. 14 Nov. 4 Nov. 11 Dec. 25	Jan. 7 Jan. 24 Apr. 25 May 5 May 6	July 1 July 23 Aug. 8 Oct. 6 Oct. 14	Oct. 15 Oct. 16 Nov. 5

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Hong Kong			Hungary
Jan. 1 Feb. 11 Feb. 12 Feb. 13 Mar. 29 Apr. 1	Apr. 4 May 1 May 17 June 12 July 1 Sept. 20	Oct. 1 Oct. 14 Dec. 25 Dec. 26	Jan. 1 Mar. 15 Apr. 1 May 1 May 20	Aug. 19 Aug. 20 Oct. 23 Nov. 1	Dec. 24 Dec. 25 Dec. 26 Dec. 27
India			Indonesia
Jan. 25 Mar. 27 Mar. 29 Apr. 19 Apr. 24	Aug. 9 Aug. 15 Aug. 28 Oct. 2 Oct. 16	Nov. 14 Dec. 25	Jan 1 Jan. 24 Mar. 12 Mar. 29 May 9	June 6 Aug. 5-9 Oct. 14-15 Nov. 5 Dec. 25-26	Dec. 31
Jordan The Jordanian market is closed every Friday.			Kuwait The Kuwaiti market is closed every Friday.
Jan. 1 Jan. 10 Jan. 20 Jan. 23	May 2 Aug. 7-8 Oct. 14-17 Nov. 4	Dec. 25	Jan. 1 Jan. 24 Feb. 24-26 Jane 6	Aug. 7-8 Oct. 14-17 Nov. 15
Malaysia			Mauritius
Jan. 1 Jan. 24 Jan. 28 Feb. 1 Feb. 11-12	May 1 May 24 Aug. 8-9 Sept. 16 Oct. 15	Nov. 5 Dec. 25	Jan. 1-2 Feb. 1 Mar. 12 May 1 Aug. 9	Sept. 10 Nov. 1 Dec. 25
Mexico			Morocco
Jan. 1 Feb. 4 Mar. 18 Mar. 28-29 May 1	Sept. 16 Nov. 18 Dec. 12 Dec. 25		Jan. 1 Jan. 11 Jan. 24-25 May 1 July 30	Aug. 8-9 Aug. 14 Aug. 20-21 Oct. 15-16 Nov. 5-6	Nov. 18
Peru			Philippines
Jan. 1 Mar. 28-29 May 1 July 29	Aug. 30 Oct. 8 Nov. 1 Dec. 25		Jan. 1 Mar. 28-29 Apr. 0 May 1	May 14 June 12 Aug. 21 Aug. 26	Nov. 1 Dec. 24-25 Dec. 30-31
Poland			Russia
Jan. 1 Apr. 1 May 1 May 3	May 30 Aug. 5 Nov. 1 Nov. 11	Dec. 25-26	Jan. 1-4 Jan 7 Mar. 8 May 1-3	May 9-10 June 12 Nov. 4
Slovenia			South Africa
Jan. 1 Feb. 8 Mar. 29 Apr. 1	May 1 June 25 Aug. 15 Oct. 31	Nov. 1 Dec. 25-26	Jan. 1 Mar. 21 Mar. 29 Apr. 1	May 1 June 17 Aug. 9 Sept. 24	Dec. 16 Dec. 25-26
Thailand			Turkey
Jan. 1 Feb. 25 Apr. 8 Apr. 15-16 May 1	May 6 May 24 July 1 July 22, 2013 Aug. 12	Oct. 23 Dec. 5 Dec. 10 Dec. 31	Jan. 1 Apr. 23 May 1 Aug. 8-9 Aug. 30	Oct. 15-18 Oct. 29
United Kingdom			United States
Jan. 1 Mar. 29 Apr. 1 May 6 May 27	Aug. 26 Dec. 25-26		Jan. 1 Jan. 21 Feb. 18 Mar. 29 May 27	July 4 Sept. 2 Oct. 14 Nov. 11 Nov. 28	Dec. 25
Czech Republic
Jan. 1 Apr. 1 May 1	May 8 July 7 Oct. 28	Dec. 24-26

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TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover . For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset

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capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

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Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations; (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program; or (c) with respect to stock of a foreign corporation that is readily

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tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

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Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income; or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the

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4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes,

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payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your

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Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends . In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains; or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations; and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax . Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a

U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (FATCA) . Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

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Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.   The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Subject to the foregoing, each Fund, except the EGShares Low Volatility India Dividend ETF and EGShares Low Volatility Emerging Markets Dividend ETF, expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually.  Each of the EGShares Low Volatility India Dividend ETF and EGShares Low Volatility Emerging Markets Dividend ETF expect to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

 Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

The Underlying Indices are a product of INDXX, LLC (“INDXX”), and have been licensed for use.  ”INDXX” and the Underlying Indices are service marks of INDXX and have been licensed for use for certain purposes by EGA.

EGA’s Funds based on the Underlying Indices are not sponsored, endorsed, sold or promoted by INDXX or its respective affiliates, and INDXX makes no representation regarding the advisability of trading in such product(s).  Except as set forth below, INDXX and its respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of INDXX and of the Underlying Indices which is determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA.  The intraday indicative value with respect to the Funds is calculated based on a formula and INDXX exercises no discretion and otherwise has no input as to the pricing of the Funds.  INDXX is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX has no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating Underlying Indices.  INDXX and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash.  INDXX and its respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.  Notwithstanding the foregoing, INDXX and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds.  In addition, INDXX and its affiliates may trade financial products which are linked to the performance of the Underlying Indices.  It is possible that this trading activity will affect the value of the Underlying Indices and the Funds.

INDXX AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND INDXX AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX AND EGA, OTHER THAN THE LICENSORS OF INDXX INDEXES.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for the fiscal period ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I. Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II. Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

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III. Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VII. EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.
(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
VIII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

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•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

IX. Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

X. Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA (the “Adviser”) the authority and responsibility for voting proxies on the portfolio securities held by each Fund.  EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC

PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

a.                   Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii)

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they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

b.                   Non- Routine Matters
Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

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While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

Examples of non-routine matters are set forth below:

(i)                  Board and Management Issues:

                        Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.

                        Replacement. Proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;
•	To overweight company Management on the board;
•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));
•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.

                        Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

                        Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.

(ii)                Compensation, Fees and Expenses: Proposals to increase compensation, fees or expenses applicable to the company’s owners.

(iii)              Voting Rights: Proposals that affect shareholder rights to vote, including proposals to:

•	Introduce unequal voting or dividend rights among the classes;
•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	Restrict the owners’ right to act by written consent; or
•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

(iv)              Takeover Defenses and Related Actions: Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:

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•	Large increases in the amount of stock authorized but not issued;
•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);
•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and
•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

(v)                Reincorporation: Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

(vi)              Debt Issuance and Pledging of Assets for Debt: Proposals relating to the issuance of debt, the pledging of assets for debt, or an increase in borrowing powers, including proposals which may:

•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	Increase in the company’s capital over the current outstanding capital.

(vii)           Mergers or Acquisitions

(viii)          Termination or Liquidation of the Company

(ix)              Social & Environmental Issues and Corporate Responsibility: Proposals relating to social and environmental issues, including proposals that:

•	Reduce discrimination and pollution,
•	Improve protections to minorities and disadvantaged classes,
•	Increase conservation of resources and wildlife,
•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,
•	Bar or restrict charitable contributions; or
•	Limit corporate political activities.

c.                   Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

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PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares India Consumer Goods ETF	268461514	INCG
EGShares Turkey Small Cap ETF	268461530	TUSC
EGShares South Africa Small Cap ETF	268461522	SASC
EGShares Beyond BRICs Emerging Asia Consumer ETF	268461613	ACON
EGShares Emerging Markets Balanced Income ETF	268461589	EBAL
EGShares Beyond BRICs Emerging Asia Small Cap ETF	268461498	SCEA
EGShares Emerging Markets Consumer Small Cap ETF	268461571	SCON
EGShares Emerging Markets Real Estate ETF	268461563	EMRE
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	268461597	EAXX
EGShares Low Volatility China Dividend ETF	268461548	LVCH
EGShares Low Volatility Brazil Dividend ETF	268461555	LVBZ

Prospectus
July 29, 2013

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares India Consumer Goods ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Goods Index (the “India Consumer Goods Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer goods companies included in the India Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the India Consumer Goods Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian consumer goods companies as companies that are included in the India Consumer Goods Underlying Index

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at the time of purchase and includes emerging market companies whose businesses involve: beverages; food products; household goods; leisure goods; personal goods; food and drug retail; general retail; and tobacco.

The Fund intends to replicate the constituent securities of the India Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the India Consumer Goods Underlying Index is concentrated. The India Consumer Goods Underlying Index is a market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s consumer goods sector. Accordingly, the Fund is likely to be concentrated in the Indian consumer goods industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the India Consumer Goods Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the India Consumer Goods Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Consumer Goods Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Consumer Goods Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration Because the India Consumer Goods Underlying Index is concentrated in the consumer goods industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

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Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India Consumer Goods Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

3

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

EGShares Turkey Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Turkey Small Cap Index (the “Turkey Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Turkey Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Turkish small market capitalization (“small cap”) companies included in the Turkey Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Turkish small cap companies as companies that are included in the Turkey Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in Turkey and that have a market capitalization between $100 million and $2 billion.

The Fund intends to replicate the constituent securities of the Turkey Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or

5

practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Turkey Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Turkey Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in Turkey. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Turkey Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Turkey Small Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Turkey Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Turkey Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Turkey Because the Fund only invests in Turkish securities, its NAV will be much more sensitive to changes in economic, political and other factors within Turkey than would a fund that invested in a greater variety of countries. Special risks include, among others, inflation; nationalization; security concerns; and economic,

6

political and social instability. Turkey has also begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Turkey Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

EGShares South Africa Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX South Africa Small Cap Index (the “South Africa Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the South Africa Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in South African small market capitalization (“small cap”) companies included in the South Africa Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines South African small cap companies as companies that are included in the South Africa Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in South Africa and that have a market capitalization between $100 million and $2 billion.

The Fund intends to replicate the constituent securities of the South Africa Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be

8

possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the South Africa Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The South Africa Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in South Africa. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the South Africa Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the South Africa Small Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the South Africa Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the South Africa Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

South Africa Because the Fund only invests in South African securities, its NAV will be much more sensitive to changes in economic, political and other factors within South Africa than would a fund that invested in a greater variety of countries. Special risks include, among others, inflation; nationalization; security concerns; commodity

9

exposure; and economic, political and social instability. South Africa has also begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the South Africa Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

EGShares Beyond BRICs Emerging Asia Consumer ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Consumer Index (the “Beyond BRICs Emerging Asia Consumer Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine consumer companies included in the Beyond BRICs Emerging Asia Consumer Underlying Index and, generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Beyond BRICs Emerging Asia Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods and services companies domiciled in Indonesia, Malaysia, Thailand and the Philippines having a market capitalization of at least $100 million at the time of purchase.

11

Because the Beyond BRICs Emerging Asia Consumer Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China. The Fund defines Indonesian, Malaysian, Thai and Philippine consumer companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Consumer Underlying Index at the time of purchase and includes companies domiciled in Indonesia, Malaysia, Thailand and the Philippines whose businesses involve: automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated. The Beyond BRICs Emerging Asia Consumer Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ consumer goods and services industries. Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of these countries. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Consumer Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Consumer Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Consumer Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

12

Consumer Concentration Because the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated in the consumer goods and services industries of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries. Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Asia Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

13

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

EGShares Emerging Markets Balanced Income ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Balanced Income Index (the “Emerging Markets Balanced Income Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Acquired Fund Fees and Expenses (2)	0.17%
Total Annual Fund Operating Expenses (3)	0.92%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Since the “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial highlights.
(3)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Balanced Income Underlying Index through investments in equity securities, including common shares traded on local exchanges, to ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities

15

of issuers in emerging market countries). As a result, under normal circumstances the Fund will invest at least 80% of its net assets in emerging market securities, either directly or indirectly through the

Underlying ETFs. The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the Emerging Markets Balanced Income Underlying Index, and generally expects to invest at least 95% of its net assets in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years. Duration measures the sensitivity of the bond prices to changes in interest rates. The longer the duration of the bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to interest rates. The Underlying ETFs may invest, without limitation, in non-investment-grade fixed income securities. The Underlying ETFs may change, at any time, the average maturity, duration, and credit quality of the fixed income securities in which they invest. If the Emerging Markets Balanced Income Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality. The Fund will invest in the Underlying ETFs to the same extent as the Emerging Markets Balanced Income Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The Fund invests in the constituent emerging market companies and Underlying ETFs of the Emerging Markets Balanced Income Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase. The Emerging Markets Balanced Income Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 40 emerging market companies and two Underlying ETFs that, as a portfolio, INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The equity components of the Emerging Markets Balanced Income Underlying Index will have also paid dividends consistently over the last three years. The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs. The Emerging Markets Balanced Income Underlying Index was developed to provide a lower beta and a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index; although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Balanced Income Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Balanced Income Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the

16

market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Balanced Income Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Balanced Income Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Balanced Income Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Balanced Income Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Emerging Markets Balanced Income Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses. The risks of the Underlying ETFs include:

Call During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.
Credit The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
Interest Rate An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.
Non-Investment-Grade Securities Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment-grade, may be deemed

17

speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment-grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.
Reinvestment An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.
Sovereign and Quasi-Sovereign Obligations The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Balanced Income Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The Emerging Markets Balanced Income Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank) the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

EGShares Beyond BRICs Emerging Asia Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Small Cap Index (the “Beyond BRICs Emerging Asia Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine small market capitalization (“small cap”) companies included in the Beyond BRICs Emerging Asia Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indonesian, Malaysian, Thai and Philippine small cap companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Small Cap Underlying Index at the time of purchase, and includes companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization between $100 million and $2 billion. Because

20

the Beyond BRICs Emerging Asia Small Cap Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Beyond BRICs Emerging Asia Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of small cap companies domiciled in Indonesia, Malaysia, Thailand and the Philippines. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Small Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also

21

include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries. Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

EGShares Emerging Markets Consumer Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Consumer Small Cap Index (the “Emerging Markets Consumer Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Consumer Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in small market capitalization (“small cap”) emerging market consumer companies included in the Emerging Markets Consumer Small Cap Underlying Index and, generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small cap emerging markets consumer companies as companies that are included in the Emerging Markets Consumer Small Cap Underlying Index at the time of purchase and includes companies domiciled in emerging market countries having a market capitalization between $100 million and $2 billion at the time of purchase whose businesses involve: automobiles and parts, beverages;

23

food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Emerging Markets Consumer Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Consumer Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Consumer Small Cap Underlying Index is concentrated. The Emerging Markets Consumer Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of small cap consumer goods and services companies domiciled in emerging market countries. Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of emerging market countries. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Consumer Small Cap Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Consumer Small Cap Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Consumer Small Cap Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Emerging Markets Consumer Small Cap Underlying Index is concentrated in the consumer goods and services industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

24

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

25

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

EGShares Emerging Markets Real Estate ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Real Estate Index (the “Emerging Markets Real Estate Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Real Estate Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market real estate companies included in the Emerging Markets Real Estate Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Emerging Markets Real Estate Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are real estate companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase. The Fund defines real estate companies as companies that are included in the Emerging Markets

27

Real Estate Underlying Index at the time of purchase. Real estate companies include companies whose businesses involve: developing, managing, financing and supporting the real estate industry.

The Fund intends to replicate the constituent securities of the Emerging Markets Real Estate Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Real Estate Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Real Estate Underlying Index is concentrated. The Emerging Markets Real Estate Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of the emerging market real estate sector. Accordingly, the Fund is likely to be concentrated in emerging market real estate companies. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Real Estate Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Real Estate Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Real Estate Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Real Estate Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Real Estate Concentration Because the Emerging Markets Real Estate Underlying Index is concentrated in the real estate industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The Fund’s investments in emerging market real estate companies expose the Fund indirectly, and thus investors, to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated, including interest rate risk, leverage risk, property risk and operational risk. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including real estate companies, and changes in real estate values and rental income, property taxes, and demographic changes.

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Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Real Estate Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

29

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank) the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

EGShares Beyond BRICs Emerging Asia Infrastructure ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Infrastructure Index (the “Beyond BRICs Emerging Asia Infrastructure Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. The Beyond BRICs Emerging Asia Infrastructure Underlying Index includes emerging market companies whose business includes: construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine infrastructure companies included in the Beyond BRICs Emerging Asia Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in Indonesian, Malaysian, Thai and Philippine large, medium and small capitalized (“large cap”, “mid cap” and “small cap,” respectively) infrastructure companies, which are defined by

31

the Beyond BRICs Emerging Asia Infrastructure Underlying Index as companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization of at least $100 million at the time of purchase. Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated. The Beyond BRICs Emerging Asia Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ infrastructure sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Infrastructure Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Infrastructure Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated in the infrastructure sectors of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

32

Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries. Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

33

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank) the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

EGShares Low Volatility China Dividend ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Low Volatility China Dividend Index (the “Low Volatility China Dividend Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility China Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese companies included in the Low Volatility China Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent emerging market companies of the Low Volatility China Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in China having a market capitalization of at least $250 million at the time of purchase. The Low Volatility China Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Chinese companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the

35

INDXX Chinese Benchmark Index, a free-float market capitalization weighted stock market index compiled by INDXX, LLC of 50 leading Chinese companies traded on the National Stock Exchange of China and the Hang Seng Stock Exchange. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The components of the Low Volatility China Dividend Underlying Index will have also paid dividends consistently over the last three years. The Low Volatility China Dividend Underlying Index was developed to provide a lower beta (i.e., comprised of companies having low volatility compared to), and a higher dividend yield (i.e., higher income) than, the National Stock Exchange of China and the Hang Seng Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Low Volatility China Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility China Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility China Dividend Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Low Volatility China Dividend Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Low Volatility China Dividend Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility China Dividend Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility China Dividend Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Low Volatility China Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

36

Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility China Dividend Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The Low Volatility China Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

37

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38

EGShares Low Volatility Brazil Dividend ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Low Volatility Brazil Dividend Index (the “Low Volatility Brazil Dividend Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility Brazil Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian companies included in the Low Volatility Brazil Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent emerging market companies of the Low Volatility Brazil Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in Brazil having a market capitalization of at least $250 million at the time of purchase. The Low Volatility Brazil Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30

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Brazilian companies that INDXX, LLC determines, as a portfolio, to have lower relative volatility (i.e., low beta) than the INDXX Brazilian Benchmark Index, a free-float market capitalization weighted stock market index compiled by INDXX, LLC of 30 leading companies traded on the Bovespa Exchange of Brazil. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The components of the Low Volatility Brazil Dividend Underlying Index will have also paid dividends consistently over the last three years. The Low Volatility Brazil Dividend Underlying Index was developed to provide a lower beta (i.e., comprised of companies having low volatility compared to), and a higher dividend yield (i.e., higher income) than the Bovespa Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Low Volatility Brazil Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility Brazil Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility Brazil Dividend Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Low Volatility Brazil Dividend Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Low Volatility Brazil Dividend Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility Brazil Dividend Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility Brazil Dividend Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Low Volatility Brazil Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory

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oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility Brazil Dividend Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The Low Volatility Brazil Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC
Portfolio Manager
Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations. Mr. Kang has managed the Fund since its commencement of operations in 2012.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Emerging Market Companies The EGShares Emerging Markets Balanced Income ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF define “Emerging Market” companies as companies that are included in its corresponding Underlying Index. The Underlying Indices are comprised of Emerging Market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,025 or less) and high income countries ($12,476 or more). (Source: The World Bank). Companies considered to be “Emerging Market” companies by the Funds include, but are not limited to, companies from the following countries: Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Brazil, China, India, Thailand and Turkey.

Underlying Index From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund intends to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Subsidiary) and, with respect to the EGShares Emerging Markets Balanced Income ETF, using investments in the Underlying ETFs that are included in the Emerging Markets Balanced Income Underlying Index. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in the discretion of Emerging Global Advisors, LLC (“EGA” or the “Adviser”) remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

The equity portion of the Emerging Markets Balanced Income Underlying Index is comprised of publicly traded firms that, as a portfolio, have a lower beta and higher dividend yield than the MSCI Emerging Markets Index. The Underlying ETFs in the Emerging Markets Balanced Income Underlying Index are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs. The Low Volatility China Dividend Underlying Index is comprised of publicly traded firms that, as a portfolio, have a lower beta and higher dividend yield than the National Stock Exchange of China and the Hang Seng Index. The Low Volatility Brazil Dividend Underlying Index is comprised of publicly traded firms that, as a portfolio, have a lower beta and higher dividend yield than the Bovespa Index. High income, low beta companies are those with high income (i.e., dividend) producing equity securities with low betas and correlation to traditional market exposures.

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Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Each Underlying Index (except the Turkey Small Cap Underlying Index, South Africa Small Cap Underlying Index, Emerging Markets Balanced Income Underlying Index, Beyond BRICs Emerging Asia Small Cap Underlying Index, Low Volatility China Dividend Underlying Index and Low Volatility Brazil Dividend Underlying Index) is comprised of publicly traded firms in their corresponding sectors. In determining whether a publicly traded firm belongs to a specific sector, each Underlying Index relies on the INDXX Sectoral Classification System (“INDXXSC”), which is a detailed structure to classify companies as per the sector and subsectors. The process allocates companies to the sectors whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine its relevant sector.

•	India Consumer Goods Underlying Index. Consumer goods companies include companies whose businesses involve: beverages; food products; household goods; leisure goods; personal goods; food and drug retail; general retail; and tobacco.
•	Beyond BRICs Emerging Asia Consumer Underlying Index and Emerging Markets Consumer Small Cap Underlying Index. Consumer goods and services companies include companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.
•	Emerging Markets Real Estate Underlying Index. Real estate companies include companies whose businesses involve: developing, managing, financing and supporting the real estate industry.
•	Beyond BRICs Emerging Asia Infrastructure Underlying Index. Infrastructure companies include companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Underlying ETFs (EGShares Emerging Markets Balanced Income ETF) The Underlying ETFs are themselves registered investment companies, the shares of which trade on a U.S. national securities exchange. The Underlying ETFs will track the performance of a securities index representing an asset class, sector or other market segment. The Underlying ETFs will typically be managed by a third-party not affiliated with EGA. Under normal market conditions, the Fund will purchase shares of the Underlying ETFs in the secondary markets. When

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the Fund invests in an Underlying ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETF’s expenses (including operating cost and management fees). The Fund will generally be required to pay higher expenses of an Underlying ETF if the Underlying ETF’s assets decline. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Underlying ETF.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing. Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds) Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

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•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Individual Country Risk The Funds listed below have principal risks associated with specific countries, as indicated. Other Funds may also have secondary risk exposure to these countries to the extent they invest in them.

Indian Securities (EGShares India Consumer Goods ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF) The performance of the Funds is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect these Funds’ performance.

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The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in a Fund’s portfolio.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to a Fund.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect a Fund.

These Funds’ performance will be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, a Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for a Fund to effect service of process in India, and if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.

Agriculture occupies a prominent position in the Indian economy. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds. These and other factors could have a negative impact on a Fund’s performance.

India has a substantial electricity deficit, which has led to frequent blackouts. Electricity demand growth has outpaced energy generation. The resulting shortages have lowered production and added to companies’ costs in India. The International Monetary Fund (“IMF”) notes that a major global financial shock would present serious funding and liquidity risks for India. A sovereign credit downgrade could severely complicate the financing of India’s current account deficit and debt refinancing. Failure to ease supply constraints, especially for power, could further weigh down growth. Should the government resort to expansionary fiscal policy, there could be a negative impact on inflation and India’s current account deficit.

Turkish Securities (EGShares Turkey Small Cap ETF) The performance of the Fund is closely tied to social, political, and economic conditions in Turkey and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, inflation; nationalization; security concerns; and economic, political and social instability.

Turkey is located in a part of the world that has historically been prone to natural disasters, such as earthquakes and droughts, and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Turkish economy.

Turkey has begun a process of privatization of certain entities and industries. In some instances, investors in some newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur.

The Turkish economy is dependent on trade with certain key trading partners. Reduction in spending by these economies on Turkish products and services, or negative changes in any of these economies, may cause an adverse

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impact on the Turkish economy. The IMF has noted that economic weakness in Europe, the main destination for Turkish exports, could have a negative impact on the Turkish economy. In addition, geopolitical tensions in the Middle East could lead to a rise in oil prices, which could have an adverse impact on the Turkish economy.

Turkey has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Turkish market and adversely affect the performance of the Turkish economy. In addition, Turkey shares a border with Georgia, Syria, Iraq and Iran, each of which has experienced internal and/or external conflict in recent decades. Each of these countries continues to experience military, economic and political uncertainty, which could impact the Fund’s performance.

Certain political, economic, legal and currency risks have contributed to a high level of price volatility in the Turkish equity and currency markets and could adversely affect investments in the Fund:

Political and Social Risk. Historically, Turkey’s national politics have been unpredictable and subject to influence by the military and its government may be subject to sudden change. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. Unanticipated or sudden political or social developments, such as the recent protests in Istanbul, may result in sudden and significant investment losses.
Economic and Currency Risk. Turkey has experienced periods of substantial inflation, currency devaluations and severe economic recessions, any of which may have a negative effect on the Turkish economy and securities market.
Large Government Debt Risk. Turkey has experienced a high level of debt and public spending, which may stifle Turkish economic growth, contribute to prolonged periods of recession or lower Turkey’s sovereign debt rating and adversely impact investments in the Fund.

South African Securities (EGShares South Africa Small Cap ETF) The performance of the Fund is closely tied to social, political, and economic conditions in South Africa and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, inflation; nationalization; security concerns; commodity exposure; and economic, political and social instability.

The agricultural and mining sectors of South Africa’s economy account for a large portion of its exports. South Africa is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the South African economy.

The South African economy is heavily dependent upon the economies of Europe, Asia (particularly Japan) and the United States as key trading partners. Reduction in spending by these economies on South African products and services or negative changes in any of these economies may cause an adverse impact on the South African economy.

South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other defense concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

Various domestic and geopolitical factors have affected South Africa’s economic performance. Any of these factors, individually or in the aggregate, could adversely affect investments in the Fund:

Political and Social Risk. South Africa’s two-tiered economy, with one rivaling other developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income. This may cause civil and social unrest, which could adversely impact the South African economy. Ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms. In addition, there is a serious health crisis due to high rates of human immunodeficiency virus (HIV).
Economic Risk. While South Africa is a developing country with a strong supply of natural resources, unemployment and income disparity continue to cause economic concerns. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable at times to devaluation. The IMF has identified several challenges facing South Africa, including

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low employment (particularly in the private sector), power and transportation issues, depressed business confidence, and rigid labor and product markets.

Chinese Securities (EGShares Low Volatility China Dividend ETF) The performance of the Fund is closely tied to social, political, and economic conditions in China and may be more volatile than the performance of more geographically diversified funds. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital. Rapid fluctuations in inflation and interest rates may adversely affect the Chinese economy and securities markets, and thus adversely affect the Fund’s performance.

Although China has implemented significant economic reforms in recent years, there can be no guarantee that these reforms will continue, will be effective, or will not be reversed. Despite these reforms, the Chinese government continues to play a major role in economic policy. Heavy regulation of investments and industries could result in restrictions on foreign ownership of Chinese corporations and repatriation of assets.

The Chinese economy has grown rapidly in recent years, but there is no guarantee that this growth will be maintained. Exports have contributed significantly to its economic growth, but lower demand, imposition of trade barriers or economic downturns in China’s primary export markets could lower Chinese economic growth. Slowdowns in economic reforms, financial market development or efforts to address widespread corruption may also reduce the growth of the Chinese economy. According to the IMF, the robust growth in the Chinese economy has been heavily reliant on credit, eroding the strength of the financial sector, local government and corporate balance sheets. Further rapid growth of local government debts could raise the risk of a disorderly adjustment in local government spending. This could drag down growth, with adverse global spillovers, and potentially lead to disruptions in the provision of social spending due to the fact that a significant portion of education, health, and welfare spending is implemented by local governments.

According to the IMF, China’s domestic imbalances remain large. Since 2009, investment has been used to support domestic activity and offset the impact of external shocks. While this has had positive spillovers to global demand by increasing China’s imports, it has exacerbated the domestic imbalance between investment and consumption. There are signs that these imbalances are no longer worsening, but a decisive shift toward a more consumer-based economy has yet to occur. The government continues to introduce reforms to achieve the desired rebalancing to a more consumer-based economy.

The IMF has noted that the real estate market remains an important source of growth and employment. However, existing distortions make the market susceptible to large cyclical swings. On the supply side, local governments’ reliance on land sales for financing and real estate development for growth can lead to excess supply. On the demand side, the market is prone to bubbles since housing represents a uniquely appealing investment opportunity given real deposit interest rates that are close to zero, significant capital account restrictions, a history of robust capital gains, and favorable tax treatment. The measures put in place to limit real estate credit and speculative demand have helped, although price growth has picked-up again recently. An expansion in social housing, meanwhile, has helped sustain investment and address the need for low-cost housing. Real estate development could slow as the market matures, which could act as a drag to economic growth.

The IMF has noted the development of nontraditional finance in China. The migration of activity to less regulated parts of the system poses risks to financial stability. The rapid growth in some areas, notably the trust company and corporate bond sectors, raises questions about the adequacy of supervision and regulation, quality of underwriting standards, and pricing of risk. Moreover, the proliferation in alternative wealth management products (“WMPs”), managed by banks and securities companies, raises concerns that the composition of underlying asset pools is often opaque, maturity mismatches create liquidity risk, and investors perceive that most WMPs are implicitly guaranteed. Recent regulatory tightening, if strictly implemented, could reduce some of these risks, but does not fully address concerns about weak disclosure and moral hazard.

China remains under international pressure to relax its official currency exchange rates. The Chinese government maintains strict currency controls and regularly intervenes in currency markets. Although the yuan has historically traded in a tight range relative to the U.S. dollar, the yuan has appreciated against the U.S. dollar from June 2010 through July 2013. Relaxing currency management could further increase the value of the yuan relative to the U.S. dollar, although there is no guarantee that this will occur, and the Chinese government’s actions may not be transparent or predictable. As a result, the value of the yuan can change quickly and arbitrarily, and the

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yuan-dollar exchange rate may not move as expected. These factors may increase the volatility of the Fund’s NAV. Investment and trading restrictions limit access to securities markets in China, which may impact the availability, liquidity, and pricing of Chinese securities. As a result, the Fund’s returns could differ from those available to domestic investors in China. Brokerage commissions and other fees are generally higher in Chinese securities markets. The procedures and rules governing custody and transactions in China may delay payment, delivery or recovery of investments. In addition, the Underlying Indices exclude local Chinese shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

China has suffered significant natural disasters in the past, such as earthquakes, droughts and floods. These events have had, and could have in the future, a significant adverse effect on the Chinese economy, which could adversely affect the Fund.

Significant wealth disparity and uneven distribution of economic growth in China may result in civil unrest and violence. China is experiencing disagreements over its integration with Hong Kong, as well as ethnic, religious and nationalist tensions in Tibet and Xinjiang. Territorial disputes and other defense concerns have strained China’s international relations with several neighboring countries, including Japan, Taiwan and Vietnam. These situations may adversely affect the Chinese economy, resulting in sudden and significant investment losses.

Indonesian Securities (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF) The performance of the Funds are closely tied to social, political, and economic conditions in Indonesia and may be more volatile than the performance of more geographically diversified funds.

Indonesia is located in a part of the world that has historically been prone to natural disasters such as tsunamis, earthquakes, volcanoes, and typhoons, and is economically sensitive to environmental events. Any such events could result in a significant adverse impact on the Indonesian economy.

The Indonesian economy is dependent on commodity prices and trade with economies of Asia, Europe and the United States. Reduction in spending on these economies on Indonesian products and services or negative changes in any of these economies may cause an adverse impact on Indonesia’s economy.

Indonesia has experienced acts of terrorism and strained international relations due to territorial disputes, historical animosities or other defense concerns. Indonesia has also experienced significant acts of terrorism and outbreaks of violence and civil unrest due to domestic ethnic and religious conflicts. These situations may cause uncertainty in the Indonesian markets and may adversely affect the performance of the Indonesian economy.

Indonesia is subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Funds. Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions. Indonesia is considered an emerging market, and Indonesia’s securities laws are unsettled. Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, is subject to the risk that cases will not be judged impartially. Indonesia has a history of political and military unrest. Indonesia has recently experienced acts of terrorism that have targeted foreigners. Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups. Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions.

The IMF has noted the risk posed by the failure of a small or medium-sized bank, which, depending on the resolution, could damage consumer and investor confidence in the capacity of Indonesian authorities. The IMF has also note the possibility of a spike in food prices due to harvest cycle and food import timing.

Malaysian Securities (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF) The performance of the Funds are closely tied to social, political, and economic conditions in Malaysia and may be more volatile than the performance of more geographically diversified funds. Malaysia is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such events could result in a significant adverse impact on the Malaysian economy.

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The Malaysian economy is dependent on the economies of Southeast Asia, Europe and the United States as key trading partners. Reduction in spending by these countries on Malaysian products and services or negative changes in any of these economies may cause an adverse impact on the Malaysian economy. Malaysia could also be vulnerable to a decline in commodity prices.

Malaysia has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Malaysian market and may adversely affect the performance of the Malaysian economy.

The IMF has noted that the materialization of certain contingent liabilities for the Malaysian federal government could lead to higher financing costs and reduced confidence. The IMF has also indicated that a sharp decline in Malaysian housing prices could adversely impact the economy through weaker bank balance sheets and slower credit, as well as a negative impact on wealth and confidence.

Thai Securities (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF) The performance of the Funds are closely tied to social, political, and economic conditions in Thailand and may be more volatile than the performance of more geographically diversified funds.

Thailand is located in a part of the world that has historically been prone to natural disasters such as tsunamis and drought and is economically sensitive to environmental events. In recent years, Thailand has experienced historic flooding in the industrial areas of Bangkok and its five surrounding provinces, crippling the manufacturing sector. Any such events could result in a significant adverse impact on the Thai economy.

The Thai economy is dependent on commodity prices and trade with the economies of Asia, Europe and the United States. Reduction in spending by these economies on Thai products and services or negative changes in any of these economies may cause an adverse impact on the Thai economy.

Thailand has historically experienced economic and political instability, which has contributed to high price volatility in the Thai equity and currency markets. The Thai economy has experienced periods of substantial inflation, currency devaluations and economic recessions, any of which may have a negative effect on the Thai economy and securities markets. Thailand has at times been destabilized by frequent civil unrest, government turnover and significant political changes, including military coups. These situations may cause uncertainty in the Thai market and may adversely affect the Thai economy. Recurrence of these conditions, unanticipated or sudden changes in the political structure or other Thai economic or political events may result in sudden and significant investment losses to the Funds.

The IMF has noted that political tensions and underperformance of public spending (in particular related to water management) could adversely affect business and consumer confidence, private investment, and economic growth.

Philippine Securities (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF) The performance of the Funds are closely tied to social, political, and economic conditions in the Philippines and may be more volatile than the performance of more geographically diversified funds.

The Philippines is located in a part of the world that has historically been prone to natural disasters such as tsunamis, volcanoes, earthquakes, typhoons, flooding and drought and is economically sensitive to environmental events. Any such events could result in a significant adverse impact on the Philippine economy.

The Philippine economy is dependent on commodity prices and trade with the economies of Asia, Europe and the United States. Reduction in spending by these economies on Philippine products and services or negative changes in any of these economies may cause an adverse impact on the Philippine economy.

The Philippines have historically experienced acts of terrorism and strained international relations due to territorial disputes, historical animosities or other defense concerns, including tensions relating to sovereignty over areas of the South China Sea. These situations may cause uncertainty in the Philippine market and may adversely affect the performance of the Philippine economy.

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The Philippines is subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Funds. The Philippine economy has recently experienced growth, which may not continue. The IMF has noted that overly rapid credit extension, with intensified real estate activity and stretched asset prices, could accelerate GDP growth in the near term, but make it more volatile in the longer run. The economy is also buoyed by remittances from 4-5 million Filipinos living abroad whose ability to send money to the Philippines may be diminished by economic changes in their country of residence.

The IMF has also noted that the Philippine economy is subject to the risk of spillovers from the global economy. Renewed shocks to global activity, or a prolonged period of sluggish growth, could have substantial spillovers to the domestic economy. In addition, low lending rates within the Philippines may continue to fuel credit demand, and banks may face pressure to loosen lending standards as excess reserves build up and rates on alternative assets (such as U.S. Treasury bills) remain low.

In the last 10 years, the Philippine elected government has experienced pressure from coup attempts, a non-violent revolution referred to as “people power,” and violent separatist movements in the southern Philippine islands (where a peace pact was signed in 2012 creating a semi-autonomous government). Religious conflicts and a high poverty rate also create increased risks for businesses in the Philippines.

Long term challenges facing the Philippines include reforming governance and the judicial system, building infrastructure, improving regulatory predictability and attracting higher levels of local and foreign investments.

Brazilian Securities (EGShares Low Volatility Brazil Dividend ETF) The performance of the Fund is closely tied to social, political, and economic conditions within Brazil and may be more volatile than the performance of more geographically diversified funds. Additionally, the Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

The Fund’s performance will be affected by changes in value of the Brazilian real versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Brazilian real, an investment traded in the real will go down in value because it will be worth fewer U.S. dollars. Appreciation of the Brazilian real relative to the U.S. dollar or other currencies may also adversely affect the Brazilian economy to the extent it reduces exports. The Fund may also incur costs in connection with conversions between U.S. dollars and the Brazilian real.

Brazil depends heavily on international trade, and its economy is highly sensitive to fluctuations in international commodity prices and commodity markets. Brazil’s agricultural and mining sectors account for a large portion of its exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy, and therefore adversely impact the performance of the Fund. The IMF has noted that adverse developments in Europe and China (a major market for Brazilian commodity exports) could have a significant negative impact on the Brazilian financial sector and economy as a whole.

The Brazilian government exercises significant influence over the Brazilian economy, historically characterized by frequent and significant government intervention. The Brazilian government has in the past frequently changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Brazil’s outstanding government debt has in recent times been as high as 58% of gross domestic product, and it continues to experience significant government deficits and foreign debt. In the event of significant imbalances in Brazil’s balance of payments, the Brazilian government may impose restrictions on foreign investment, such as limitations on payment of investment proceeds to foreign investors or on the conversion of the real into other currencies. These factors may have a significant effect on the value of securities issued Brazilian companies, which in turn may adversely impact the performance of the Fund.

In recent years, Brazil has attracted increasingly large volumes of capital inflows. Sudden stops and reversals of such cash flows could affect the funding of financial institutions, induce exchange rate instability and impact the equity and derivatives markets (in which foreign investors account for a significant portion of trading).

The IMF has indicated that the condition of various foreign parent banks remains fragile. The financial condition of these banks could have contagious effects inside Brazil. The IMF has also noted that there are some signs of financial distress in parts of the household financial sector, where the average household debt service-to-income ratio in Brazil is high relative to that of its regional peers. In a cyclical downturn, some households

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could be pushed into further financial distress. In addition, there are some indications of rapid real estate appreciation in prime locations (in particular, Rio de Janeiro and Sao Paulo). The IMF has noted the risk of a large decline in real estate prices has increased.

Small Cap and Mid Cap Companies (all Funds) Stocks of small and medium capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small and medium capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

High Dividend Yield (EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF) The Emerging Markets Balanced Income Underlying Index, Low Volatility China Dividend Underlying Index and Low Volatility Brazil Dividend Underlying Index are comprised of, and the Funds invest in, securities of high dividend-paying (i.e., high income) companies. The Funds’ ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by a Fund. Changes in the dividend policies of companies held by a Fund could make it difficult for the Fund to provide a predictable level of income.

Consumer Goods and Services (EGShares India Consumer Goods ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF) The consumer goods and services industries depend heavily on disposable household income and consumer spending. The consumer goods and services industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Companies in the consumer goods and services industries may be subject to competitive forces (including competition brought by an influx of foreign brands) which may have an adverse impact on their profitability. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in the India Consumer Goods Underlying Index, Beyond BRICs Emerging Asia Consumer Underlying Index and Emerging Markets Consumer Small Cap Underlying Index. In addition, the low quality of infrastructure, and in particular, distribution networks, may impose logistical costs on the consumer goods and services industries.

High Income Low Beta (EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF) Because the Emerging Markets Balanced Income Underlying Index, Low Volatility China Dividend Underlying Index and Low Volatility Brazil Dividend Underlying Index are comprised of securities of high dividend-paying (i.e., high income) companies that exhibit lower relative volatility (i.e., low beta) than broad market indices, the Funds may be adversely affected by increased price volatility of securities in such companies, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting such companies. Beta is a measure of how closely correlated a stock’s returns are to that of the market. A low beta generally indicates that a security experiences less variation than the market as a whole, which could impact returns. In addition, the Funds’ ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Real Estate (EGShares Emerging Markets Real Estate ETF) The Fund invests in companies that invest in real estate which exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. The Fund’s performance may at times be linked to the ups and downs of the real estate market. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of a country as well as different regions, and the strength of specific industries that rent properties. Ultimately, the performance of an individual real estate company depends on the types and locations of the properties it owns and on how well it manages those properties. For instance, rental income could decline because of extended vacancies, increased

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competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses because of casualty or condemnation, increases in property taxes, or changes in zoning laws. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.

Infrastructure (EGShares Beyond BRICs Emerging Asia Infrastructure ETF) Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products.

Infrastructure companies in the oil and gas sector may be adversely affected by government regulation or world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

Risks of the Underlying ETFs (EGShares Emerging Markets Balanced Income ETF) Through its investments in the Underlying ETFs, the EGShares Emerging Markets Balanced Income ETF will be subject to the risks associated with the Underlying ETF’s investments, except the Fund may have the benefit of additional diversification. While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the Underlying ETF, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities. In addition, certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The value of your investment in the Fund is based partially on the prices of the Underlying ETFs that the Fund purchases. In turn, the price of each Underlying ETF is based on the value of its securities. The prices of these securities change daily and each Underlying ETF’s performance reflects the risks of investing in a particular asset class or classes. The Underlying ETFs reflect the risks of investing in emerging market fixed income securities. An overview of the principal risks of the Underlying ETFs is provided below. The degree to which the risks described below apply to the Fund varies according to its asset allocation. The Fund’s particular asset allocation can have a significant effect on performance. Asset allocation risk is the risk that the selection of the Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected. A complete list of each Underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each Underlying ETF prior to investing in the Fund.

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An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETFs which allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

As a result of its investment in the Underlying ETFs, the Fund is subject to a number of other risks that may affect the value of its shares, including:

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.
Credit Risk. The Underlying ETFs are subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security.
Interest Rate Risk. An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.
Non-Investment-Grade Securities Risk. Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s® (a division of The McGraw-Hill Companies, Inc.) (“S&P”) and Fitch, Inc. (“Fitch”), “Baa3” by Moody’s® Investors Service, Inc. (“Moody’s”), or “BBBL” by Dominion Bond Rating Service Limited (“Dominion”)), or are unrated but considered to be below investment-grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities and unrated fixed income securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, and negative perceptions of the non-investment-grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.
Reinvestment Risk. An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.
Sovereign and Quasi-Sovereign Obligations Risk. The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Underlying ETF’s ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

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Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. Each Fund currently does not participate in a securities lending program.

Portfolio Turnover Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Fund’s SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange and the listing requirements may be amended from time to time.

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PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to EGA, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of March 31, 2013, EGA had approximately $1,227 million in assets under discretionary management while serving as investment adviser to 22 operational series of the Trust. Under its investment advisory agreement with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses (the “Unified Fee”).

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EGA will receive the following advisory fees from each of the Funds listed below:

Fund	Fee as a Percentage of Daily Average Net Assets
EGShares India Consumer Goods ETF	0.89%
EGShares Turkey Small Cap ETF	0.85%
EGShares South Africa Small Cap ETF	0.85%
EGShares Beyond BRICs Emerging Asia Consumer ETF	0.85%
EGShares Emerging Markets Balanced Income ETF	0.75%
EGShares Beyond BRICs Emerging Asia Small Cap ETF	0.85%
EGShares Emerging Markets Consumer Small Cap ETF	0.85%
EGShares Emerging Markets Real Estate ETF	0.85%
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	0.85%
EGShares Low Volatility China Dividend ETF	0.85%
EGShares Low Volatility Brazil Dividend ETF	0.85%

The Unified Fee became effective on April 1, 2013.

A discussion of the basis for the Board’s approval of the Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008. Prior to that, Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

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S&P Dow Jones Indices, its affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are affected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders; and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

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Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund, except the EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. The EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF expect to declare and pay all of their net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate

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basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

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The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities, for which market quotations are not readily available, including restricted securities, are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, or an unscheduled early market close. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day, or for significant events that occur between the close of the principal exchange for a security and the NYSE. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not affect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing may result in using prices for those investments that differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc., an affiliate of the Distributor, provides the Trust with an Anti-Money Laundering Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related audit services.

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INDEX PROVIDER

Each Underlying Index is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds, ALPS or EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments. The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
INDXX India Consumer Goods Index	IINCG
INDXX Turkey Small Cap Index	ITUSC
INDXX South Africa Small Cap Index	ISASC
INDXX Beyond BRICs Emerging Asia Consumer Index	IACON
INDXX Emerging Markets Balanced Income Index	IEBAL
INDXX Beyond BRICs Emerging Asia Small Cap Index	ISCEA
INDXX Emerging Markets Consumer Small Cap Index	ISCON
INDXX Emerging Markets Real Estate Index	IEMRE
INDXX Beyond BRICs Emerging Asia Infrastructure Index	IEAXX
INDXX Low Volatility China Dividend Index	ILVCH
INDXX Low Volatility Brazil Dividend Index	ILVBZ

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

The index universe (“Index Universe”) for the INDXX India Consumer Goods Index, INDXX Turkey Small Cap Index, INDXX South Africa Small Cap Index, INDXX Low Volatility China Dividend Index and INDXX Low Volatility Brazil Dividend Index is defined as all publicly traded stocks domiciled in India, Turkey, South Africa, China or Brazil, as applicable. The Index Universe for issues is subject to the following two exceptions: (i) Indian Companies in the INDXX India Consumer Goods Index may be traded on more than one exchange; and (ii) the INDXX Low Volatility China Dividend Index excludes local China shares that trade in Shanghai and

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Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

The Index Universe for the INDXX Beyond BRICs Emerging Asia Small Cap Index, INDXX Beyond BRICs Emerging Asia Consumer Index and INDXX Beyond BRICs Emerging Asia Infrastructure Index is defined as all publicly traded stocks domiciled in Emerging Asia countries excluding China and India, such as Indonesia, Malaysia, Thailand and the Philippines. Emerging Asia countries are categorized as emerging Asia countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the IMF.

The Index Universe for the INDXX Emerging Markets Balanced Income Index, INDXX Emerging Markets Consumer Small Cap Index and INDXX Emerging Markets Real Estate Index is defined as all publicly traded stocks domiciled in Emerging Market countries, such as Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Brazil, China, India, Thailand and Turkey. The Index Universe for the INDXX Emerging Markets Balanced Income Index also includes Underlying ETFs. Emerging Market countries are categorized as emerging market countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the IMF.

Specific criteria related to individual indices are applied to the Index Universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange-traded funds, the market price of each Fund’s Shares is typically slightly higher or lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

The Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global
Shares Trust

EGShares India Consumer Goods ETF

EGShares Turkey Small Cap ETF

EGShares South Africa Small Cap ETF

EGShares Beyond BRICs Emerging
Asia Consumer ETF

EGShares Emerging Markets
Balanced Income ETF

EGShares Beyond BRICs Emerging
Asia Small Cap ETF

EGShares Emerging Markets
Consumer Small Cap ETF

EGShares Emerging Markets
Real Estate ETF

EGShares Beyond BRICs Emerging
Asia Infrastructure ETF

EGShares Low Volatility
China Dividend ETF

EGShares Low Volatility Brazil
Dividend ETF

PROSPECTUS

July 29, 2013

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2013

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in fifty-nine separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca
EGShares India Consumer Goods ETF	268461514	INCG
EGShares Turkey Small Cap ETF	268461530	TUSC
EGShares South Africa Small Cap ETF	268461522	SASC
EGShares Beyond BRICs Emerging Asia Consumer ETF	268461613	ACON
EGShares Emerging Markets Balanced Income ETF	268461589	EBAL
EGShares Beyond BRICs Emerging Asia Small Cap ETF	268461498	SCEA
EGShares Emerging Markets Consumer Small Cap ETF	268461571	SCON
EGShares Emerging Markets Real Estate ETF	268461563	EMRE
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	268461597	EAXX
EGShares Low Volatility China Dividend ETF	268461548	LVCH
EGShares Low Volatility Brazil Dividend ETF	268461555	LVBZ

Emerging Global Advisors, LLC (the “Adviser” or “EGA”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2013. A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of fifty-nine separate non-diversified series, representing separate portfolios of investments. This SAI relates solely to the EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF.

The Funds are exchange-traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

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The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ prospectus is available at the national securities exchange on which the Shares of a Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

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Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

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There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Fixed Income Securities Risk

The EGShares Emerging Markets Balanced Income ETF invests in ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”). The Underlying ETFs’ investments may include, but are not limited to, both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities, as well as investment-grade and non-investment-grade bonds. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. As a result of its investment in the Underlying ETFs, the EGShares Emerging Markets Balanced Income ETF is subject to a number of other risks that may affect the value of its Shares, including, but not limited to:

Asset Class Risk. Securities in an Underlying ETF’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, which may result in the Underlying ETF having to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Concentration Risk. To the extent that an Underlying ETF’s investments are concentrated in a particular issuer, region, country, market, industry or asset class, the Underlying ETF may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry or asset class.

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. An Underlying ETF’s portfolio may include below investment grade bonds, which generally are subject to greater levels of credit risk than higher rated securities. There is the chance that any of an Underlying ETF’s holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Underlying ETF’s income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings.

Emerging Market Risk. The Underlying ETF’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which an Underlying ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

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Sovereign and Quasi-Sovereign Obligations Risk. An investment in sovereign or quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued by or guaranteed by a foreign sovereign government, and quasi-sovereign debt includes investments in securities issued by or guaranteed by an entity affiliated with or backed by a sovereign government. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying ETF may have limited recourse in the event of a default. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. Similar to other issuers, changes to the financial condition or credit rating of a non-U.S. government may cause the value of a sovereign debt, including treasury obligations to decline. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations and may affect an Underlying ETF’s NAV. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. Several countries in which the Underlying ETFs invest have defaulted on their sovereign obligations in the past or encountered downgrades of their sovereign obligations, and those countries (or other countries) may default or risk further downgrades in the future. If an issuer of sovereign debt defaults on payments of principal and/or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Underlying ETF’s ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds to the government debtor, which may impair the debtor’s ability to service its debts on a timely basis.

Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which an Underlying ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, an Underlying ETF may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which an Underlying ETF will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as an Underlying ETF.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P and Fitch, “Baa3” by Moody’s, or “BBBL” by Dominion), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. In particular, high yield securities are often issued by smaller, less creditworthy countries and companies or by highly leveraged (indebted) countries and companies, which are generally less able than more financially stable countries and companies to make scheduled payments of interest and principal. If the issuer of non-investment-grade securities defaults, the Underlying ETF may incur additional expenses to seek recovery. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment-grade securities.

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Interest Rate Risk. As interest rates rise, the value of a fixed income security held by an Underlying ETF is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent an Underlying ETF invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Underlying ETF’s investments to decline significantly.

Issuer Risk. Underlying ETF performance depends on the performance of individual securities to which an Underlying ETF has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an Underlying ETF’s returns because the Underlying ETF may be unable to transact at advantageous times or prices.

Management Risk. An Underlying ETF may not fully replicate its respective underlying index; it is subject to the risk that the Underlying ETF’s adviser’s investment management strategy may not produce the intended results.

Market Risk. An Underlying ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. An Underlying ETF faces numerous market trading risks, including the potential lack of an active market for Underlying ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Underlying ETF’s shares trading at a premium or discount to NAV.

Non-Diversification Risk. An Underlying ETF may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying ETF’s performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Index Risk. Unlike many investment companies, each Underlying ETF does not utilize an investing strategy that seeks returns in excess of the Underlying ETF’s respective underlying index. Therefore, an Underlying ETF would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming.

Privately Issued Securities Risk. An Underlying ETF may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately issued securities are securities that have not been registered under the Securities Act and, as a result, are subject to legal restrictions on resale. Privately issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Underlying ETF.

Reliance on Trading Partners Risk. The Underlying ETFs invest in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on an Underlying ETF’s investments.

Securities Lending Risk. An Underlying ETF may engage in securities lending. Securities lending involves the risk that an Underlying ETF may lose money because the borrower of the Underlying ETF’s loaned securities fails to return the securities in a timely manner or at all. An Underlying ETF could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for an Underlying ETF.

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Security Risk. Some countries and regions in which the Underlying ETFs invest have experienced security concerns. Incidents involving a country’s or region’s security may cause uncertainty in these markets and may adversely affect their economies and an Underlying ETF’s investments.

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Structural Risk. The countries in which the Underlying ETFs invest may be subject to considerable degrees of economic, political and social instability.

Non-Correlation Risk. An Underlying ETF’s return may not match the return of its respective underlying index for a number of reasons. For example, an Underlying ETF incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an Underlying ETF and the underlying index may vary due to asset valuation differences and differences between the Underlying ETF’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints. Because an Underlying ETF may employ a representative sampling strategy, the Underlying ETF may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The sales price an Underlying ETF could receive for a security may differ from the Underlying ETF’s valuation of the security and may differ from the value used by the Underlying ETF’s respective underlying index; particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an Underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell the Underlying ETF’s shares.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

The Funds may invest in securities of small and/or medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

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Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Designated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Designated Assets.”) Such Designated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations. In addition, the EGShares Emerging Markets Balanced Income ETF will invest pursuant to SEC orders granted to Underlying ETFs that allow it to invest in the Underlying ETFs, subject to various conditions.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements. A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S.

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and non-U.S. securities, cash equivalents or irrevocable letters of credit. There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures and Other Derivatives

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

An Underlying ETF may at times invest in certain futures, options and swap contracts. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund or Underlying ETF could lose more than the amount it invests. Many derivative transactions are entered into OTC (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s or Underlying ETF’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s or Underlying ETF’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s or Underlying ETF’s rights as a creditor (e.g., the Fund or Underlying ETF may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s or Underlying ETF’s derivative positions at any time.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute

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intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

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(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent. The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Trust, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

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Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens 66	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	59	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir 62	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	59	None

Jeffrey D. Haroldson 56	Trustee	Since 2009	Ridgewood Capital, LLC, President, since 2011; HDG Mansur Advisors Capital Group, LLC (international real estate company), President, 2004-2011.	59	None

Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith (3) 52	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	59	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of fifty-nine funds.
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, the Funds’ adviser.
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Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450 52	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 – 2011; UBS (and its predecessor, PaineWebber), 1983 – 2009 (including various executive positions starting in 2001).

Susan Ciccarone ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 40	Principal Financial Officer and Treasurer	Since 2013	Emerging Global Advisors LLC, Member and Chief Financial Officer since August 2012. Goldman, Sachs & Co., Managing Director, Financial Institutions Group, 2009-2012. UBS Investment Bank, Executive Director, Director, Associate Director, 2002 – 2009.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 36	Chief Compliance Officer	Since 2010

ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; Columbia ETF Trust, Chief Compliance Officer, since September 2010; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; Grail Advisors ETF Trust, Chief Compliance Officer, since September 2010; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

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Share Ownership

As of December 31, 2012, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2012 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	$50,001 – $100,000
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

Interested Trustee:
Robert C. Holderith	None	$10,001 – $50,000

As of December 31, 2012, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2013:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees
Independent Trustees:
Robert Willens	$16,750	$0	$16,750
Ron Safir	$14,250	$0	$14,250
Jeffrey D. Haroldson	$16,250	$0	$16,250
Interested Trustee:
Robert C. Holderith	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA an annual retainer of $15,000 plus $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended. The Trust pays the Audit Committee Chair an annual retainer of $10,000. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

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Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings during the period ended March 31, 2013.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review independent Board member compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2013.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

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The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules; the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. Because the Funds had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of the Funds. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the Shares of the Trust (all series taken together).

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the sole investment adviser to the Funds. Marten S. Hoekstra is the Chief Executive Officer of EGA.  Robert C. Holderith is the President of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

The Adviser provides investment advisory services to each Fund pursuant to an amended and restated Investment Advisory Agreement dated March 1, 2013, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of each Fund’s securities portfolio. Pursuant to the Advisory Agreement, each Fund, except the EGShares India Consumer Goods ETF and the EGShares Emerging Markets Balanced Income ETF, pays EGA a fee equal to 0.85% of the average daily net assets of each Fund. Pursuant to the Advisory Agreement, the EGShares India Consumer Goods ETF pays EGA a fee equal to 0.89% of the average daily net assets of the Fund. Pursuant to the Advisory Agreement, the EGShares Emerging Markets Balanced Income ETF pays EGA a fee equal to 0.75% of the average daily net assets of the Fund.

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Effective April 1, 2013, EGA replaced the fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust. Under the Unified Fee, EGA took on the contractual obligation to pay all ordinary operating expenses of the ETFs without any increase in EGA’s advisory fee. The ETFs were obligated to pay these expenses through March 31, 2013, although EGA had entered into annual voluntary expense waiver and reimbursement agreements that capped an ETF’s ordinary operating expenses at the same rate as EGA’s advisory fee. Under the Unified Fee, EGA pays all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. As of March 31, 2013, Mr. Kang managed 22 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index. The 22 other EGA funds managed by Mr. Kang had, as of March 31, 2013, $1.2 billion in total assets under management. None of the Funds are subject to a performance fee. Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.

As of the date of this SAI, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust. For the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011, the Trust made payments to BNY Mellon in the amounts of $1,365,491, $1,029,793 and $37,501, respectively, for administrative and accounting services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

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Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA pursuant to the Unified Fee on behalf of the Trust.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

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The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

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Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.

Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934

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Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with, and represents to DTC Participants, that it will administer its book-entry system in accordance with its rules and By-Laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust, a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing

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ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to

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protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant) must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities

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included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component; plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of Fund counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
EGShares India Consumer Goods ETF	$1,000	$1,500
EGShares Turkey Small Cap ETF	$2,000	$3,750
EGShares South Africa Small Cap ETF	$2,000	$3,750
EGShares Beyond BRICs Emerging Asia Consumer ETF	$1,000	$1,500
EGShares Emerging Markets Balanced Income ETF	$1,000	$1,500
EGShares Beyond BRICs Emerging Asia Small Cap ETF	$2,000	$3,750
EGShares Emerging Markets Consumer Small Cap ETF	$2,000	$3,750
EGShares Emerging Markets Real Estate ETF	$1,000	$1,500
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	$1,000	$1,500
EGShares Low Volatility China Dividend ETF	$1,000	$1,500
EGShares Low Volatility Brazil Dividend ETF	$1,000	$1,500

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public

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trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to affect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

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To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

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Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2013 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Brazil
Jan. 1 Jan. 21 Feb. 11 Feb. 12 Mar. 28 Mar. 29	Apr. 1 Apr.2 May 1 June 20 June 21	July 9 Aug. 19 Oct. 14 Nov. 25 Dec. 25	Jan. 1 Feb. 11 Feb. 12 Mar. 29 May 1	May 30 Nov. 15 Dec. 25

Chile			China
Jan. 1 Mar. 29 May 1 May 21 July 16	Aug. 15 Sept. 19 Sept. 20 Oct. 31 Nov. 1	Dec. 25 Dec. 31	Jan 1. Jan. 2 Jan. 3 Feb. 11 Feb. 12 Feb. 13 Feb. 14 Feb. 15	Apr. 4 Apr. 5 Apr. 29 Apr. 30 May 1 June 10 June 11 June 12	Sept. 19 Sept. 20 Oct. 1 Oct. 2 Oct. 3 Oct. 4 Oct. 7

Colombia			Egypt The Egyptian market is closed every Friday.
Jan. 1 Jan. 7 Mar. 25 Mar. 28 Mar. 29 May 1	May 13 June 3 Jun10 July 1 Aug. 7	Aug. 19 Oct. 14 Nov. 4 Nov. 11 Dec. 25	Jan. 7 Jan. 24 Apr. 25 May 5 May 6	July 1 July 23 Aug. 8 Oct. 6 Oct. 14	Oct. 15 Oct. 16 Nov. 5

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Hong Kong			Hungary
Jan. 1 Feb. 11 Feb. 12 Feb. 13 Mar. 29 Apr. 1	Apr. 4 May 1 May 17 June 12 July 1 Sept. 20	Oct. 1 Oct. 14 Dec. 25 Dec. 26	Jan. 1 Mar. 15 Apr. 1 May 1 May 20	Aug. 19 Aug. 20 Oct. 23 Nov. 1	Dec. 24 Dec. 25 Dec. 26 Dec. 27

India			Indonesia
Jan. 25 Mar. 27 Mar. 29 Apr. 19 Apr. 24	Aug. 9 Aug. 15 Aug. 28 Oct. 2 Oct. 16	Nov. 14 Dec. 25	Jan 1 Jan. 24 Mar. 12 Mar. 29 May 9	June 6 Aug. 5-9 Oct. 14-15 Nov. 5 Dec. 25-26	Dec. 31

Jordan The Jordanian market is closed every Friday.			Kuwait The Kuwaiti market is closed every Friday.
Jan. 1 Jan. 10 Jan. 20 Jan. 23	May 2 Aug. 7-8 Oct. 14-17 Nov. 4	Dec. 25	Jan. 1 Jan. 24 Feb. 24-26 Jane 6	Aug. 7-8 Oct. 14-17 Nov. 15

Malaysia			Mauritius
Jan. 1 Jan. 24 Jan. 28 Feb. 1 Feb. 11-12	May 1 May 24 Aug. 8-9 Sept. 16 Oct. 15	Nov. 5 Dec. 25	Jan. 1-2 Feb. 1 Mar. 12 May 1 Aug. 9	Sept. 10 Nov. 1 Dec. 25

Mexico			Morocco
Jan. 1 Feb. 4 Mar. 18 Mar. 28-29 May 1	Sept. 16 Nov. 18 Dec. 12 Dec. 25		Jan. 1 Jan. 11 Jan. 24-25 May 1 July 30	Aug. 8-9 Aug. 14 Aug. 20-21 Oct. 15-16 Nov. 5-6	Nov. 18

Peru			Philippines
Jan. 1 Mar. 28-29 May 1 July 29	Aug. 30 Oct. 8 Nov. 1 Dec. 25		Jan. 1 Mar. 28-29 Apr. 0 May 1	May 14 June 12 Aug. 21 Aug. 26	Nov. 1 Dec. 24-25 Dec. 30-31

Poland			Russia
Jan. 1 Apr. 1 May 1 May 3	May 30 Aug. 5 Nov. 1 Nov. 11	Dec. 25-26	Jan. 1-4 Jan 7 Mar. 8 May 1-3	May 9-10 June 12 Nov. 4

Slovenia			South Africa
Jan. 1 Feb. 8 Mar. 29 Apr. 1	May 1 June 25 Aug. 15 Oct. 31	Nov. 1 Dec. 25-26	Jan. 1 Mar. 21 Mar. 29 Apr. 1	May 1 June 17 Aug. 9 Sept. 24	Dec. 16 Dec. 25-26

Thailand			Turkey
Jan. 1 Feb. 25 Apr. 8 Apr. 15-16 May 1	May 6 May 24 July 1 July 22, 2013 Aug. 12	Oct. 23 Dec. 5 Dec. 10 Dec. 31	Jan. 1 Apr. 23 May 1 Aug. 8-9 Aug. 30	Oct. 15-18 Oct. 29

United Kingdom			United States
Jan. 1 Mar. 29 Apr. 1 May 6 May 27	Aug. 26 Dec. 25-26		Jan. 1 Jan. 21 Feb. 18 Mar. 29 May 27	July 4 Sept. 2 Oct. 14 Nov. 11 Nov. 28	Dec. 25

Czech Republic
Jan. 1 Apr. 1 May 1	May 8 July 7 Oct. 28	Dec. 24-26

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TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an

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issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover . For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital

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losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Investment in Underlying Funds. If the Fund invests in underlying funds, distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. The Fund generally will not be able to currently offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless the Fund is a qualified fund of funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-Through of Foreign Tax Credits” below); (b) is not eligible to pass-through to shareholders exempt-interest

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dividends from an underlying fund; and (c) dividends paid by the Fund from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, U.S. Government Securities” below). However, the Fund is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified Dividend Income for Individuals” and “—Dividends-Received Deduction for Corporations” below). A qualified fund of funds, i.e. a Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits; and (b) exempt-interest dividends.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at

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reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations; (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program; or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations . For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an

37

individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities . Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund invests in underlying funds, see, Taxation of the Fund – Investment in Underlying Funds” above.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income; or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital

38

loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon

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the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments . Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and

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losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

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  Investment in Non-U.S. REITs . While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income) . Under a Notice issued by the IRS, the Code and U.S. Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends. In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains; or (ii) with respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of the Fund beginning before January 1, 2014 (unless such provision is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either

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forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations; and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax . Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (FATCA) . Under FATCA, foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund, except the EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, expects to declare and pay all of its investment income, if any, to shareholders as dividends annually. Each of the EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF expects to declare and pay all of its investment income, if any, to shareholders as dividends quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

The Underlying Indices are a product of INDXX, LLC (“INDXX”), and have been licensed for use. “INDXX” and the Underlying Indices are service marks of INDXX and have been licensed for use for certain purposes by EGA.

EGA's Funds based on the Underlying Indices are not sponsored, endorsed, sold or promoted by INDXX or its respective affiliates, and INDXX makes no representation regarding the advisability of trading in such product(s). Except as set forth below, INDXX and its respective affiliates’ only relationship to the Licensee is the licensing of

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certain trademarks and trade names of INDXX and of the Underlying Indices which is determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA. The intraday indicative value with respect to the Funds is calculated based on a formula and INDXX exercises no discretion and otherwise has no input as to the pricing of the Funds. INDXX is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX has no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating Underlying Indices. INDXX and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX and its respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, INDXX and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds. In addition, INDXX and its affiliates may trade financial products which are linked to the performance of the Underlying Indices. It is possible that this trading activity will affect the value of the Underlying Indices and the Funds.

INDXX AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND INDXX AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX AND EGA, OTHER THAN THE LICENSORS OF INDXX INDEXES.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced operations. Accordingly, no financial statements are provided for the Funds.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I.	Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II.	Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III.	Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

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IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VII.	EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.
(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.
VIII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.
IX.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

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The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

X.	Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund. EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC

PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

A.	Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the

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company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.	Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

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Examples of non-routine matters are set forth below:

1.	Board and Management Issues :
a.	Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.
b.	Replacement. Proposals that make it more difficult to replace board members, including the following proposals:
•	To stagger the board;
•	To overweight company Management on the board;
•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));
•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.
c.	Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.
d.	Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.
2.	Compensation, Fees and Expenses: Proposals to increase compensation, fees or expenses applicable to the company’s owners.
3.	Voting Rights : Proposals that affect shareholder rights to vote, including proposals to:
•	Introduce unequal voting or dividend rights among the classes;
•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	Restrict the owners’ right to act by written consent; or
•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

4.	Takeover Defenses and Related Actions: Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:
•	Large increases in the amount of stock authorized but not issued;
•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);
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•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and
•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.	Reincorporation : Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

6.	Debt Issuance and Pledging of Assets for Debt : Proposals relating to the issuance of debt, the pledging of assets for debt, or an increase in borrowing powers, including proposals which may:
•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	Increase in the company’s capital over the current outstanding capital.

7.	Mergers or Acquisitions
8.	Termination or Liquidation of the Company

9.	Social & Environmental Issues and Corporate Responsibility : Proposals relating to social and environmental issues, including proposals that:
•	Reduce discrimination and pollution,
•	Improve protections to minorities and disadvantaged classes,
•	Increase conservation of resources and wildlife,

•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,
•	Bar or restrict charitable contributions; or
•	Limit corporate political activities.
C.	Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

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PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.	If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

B.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;
C.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and
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D.	If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

(1)	Amended and Restated Agreement and Declaration of Trust (April 17, 2009), of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)	Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(3)	Amendment No. 2 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(c)	Instruments Defining Rights of Security Holders.

(1)	Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(a) Amendment to Article II of the By-Laws (October 27, 2011) is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

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(d)	Investment Advisory Contracts.

(1)	Form of Investment Advisory Agreement between the Registrant, on behalf of EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS ETF, EGShares Utilities GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Emerging Markets Consumer ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares India Consumer ETF, EGShares Low Volatility Emerging Markets Dividend ETF, Emerging Markets Domestic Demand ETF, EGShares Beyond BRICs ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares Low Volatility India Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(2)	Form of Investment Advisory Agreement between the Registrant on behalf of EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF, EGShares Emerging Markets Core Balanced ETF, EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(a)	Form of Amendment to Investment Advisory Agreement related to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares, EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF is filed herewith.
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(b)	Form of Amendment to Investment Advisory Agreement related to EGShares Emerging Markets Consumer ETF is filed herewith.

(e)	Underwriting Contracts.

(1)	Form of Amended Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is filed herewith.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5 to the Custody Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6 to Custody Agreement related to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term
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ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF is filed herewith.

(h)	Other Material Contracts.

(1)	Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5 to the Transfer Agency and Service Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6 to the Transfer Agency and Service Agreement related to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM
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Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF, EGShares EM Tactical Sector Allocation, EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF is filed herewith.

(2)	Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5 to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form Amendment No. 6 to the related to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term
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ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF is filed herewith.

(3)	Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(a)	First Amendment, dated November 12, 2009, to the CCO Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 3, filed on February 9, 2010.

(b)	Form of Second Amendment, dated March 2, 2010, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Third Amendment, dated February 24, 2011, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Fourth Amendment, dated February 23, 2012, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Fifth Amendment to the CCO Services Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(f)	Form of Sixth Amendment to the CCO Services Agreement relating to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF (active), EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF (allocation) is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

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(i)	Legal Opinions.

(j)	Opinion of BBD filed herewith.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)	Rule 12b-1 Plan.

(1)	Plan under Rule 12b-1 is filed herewith.

(n)	Rule 18f-3 Plan. Not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(1)	Amended Code of Ethics for Registrant dated May 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1)	Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

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Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification. Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(b)	Investment Advisory Agreement between the Registrant, on behalf of EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS ETF, EGShares Utilities GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Emerging Markets Consumer ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares India Consumer ETF, EGShares Low Volatility Emerging Markets Dividend ETF, Emerging Markets Domestic Demand ETF, EGShares Beyond BRICs ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares Low Volatility India Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

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(d)	Investment Advisory Agreement between the Registrant on behalf of EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF, EGShares Emerging Markets Core Balanced ETF, EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)	Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(h)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.	Business and Other Connections of Investment Adviser.

Investment Adviser

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 155 West 19th Street, 3rd Floor, New York, NY 10011. Emerging Global Advisors, LLC is primarily engaged in providing investment management services. Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (Registration number 801-69832) and is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel,

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Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas A. Carter	President	None
Jeremy O. May	Executive Vice President	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
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David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)	Not applicable.
Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained at 155 West 19th Street, 3rd Floor, New York, NY 10011.

Item 34.	Management Services. None.

Item 35.	Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on this 26th day of July, 2013.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith

Robert C. Holderith

President and Chairman

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President, Chairman and Director of Each Mauritius Subsidiary	July 26, 2013
Robert C. Holderith

/s/ Ron Safir*	Trustee	July 26, 2013
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	July 26, 2013
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	July 26, 2013
Robert Willens

/s/ Anil Sharma* Anil Sharma	Director of each Mauritius Subsidiary	July 26, 2013

/s/ Shahed Hoolash* Shahed Hoolash	Director of each Mauritius Subsidiary	July 26, 2013

/s/ Susan Ciccarone Susan Ciccarone	Principal Financial Officer	July 26, 2013
* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

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EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBIT NO.	EXHIBIT
(d)(2)(a)	Form of Amendment to Investment Advisory Agreement related to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares, EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF
(d)(2)(b)	Form of Amendment to Investment Advisory Agreement related to EGShares Emerging Markets Consumer ETF
(e)(1)	Form of Distribution Agreement
(g)(1)(f)	Form of Amendment No. 6 to Custody Agreement related to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF
(h)(1)(f)	Form of Amendment No. 6 to the Transfer Agency and Service Agreement related to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF, EGShares EM Tactical Sector Allocation, EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF
(h)(2)(f)	Form Amendment No. 6 to the related to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF,
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EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF
(j)	Opinion of BBD
(m)(1)	Form of 12b-1 Plan

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